FIDELITY(REGISTERED TRADEMARK)
ASSET MANAGER: AGGRESSIVESM

SEMIANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

MARKET RECAP          6   An overview of the market's
                          performance and the factors
                          driving it.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of the fund's
                          investments.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MARCH 31, 2000          PAST 6 MONTHS  LIFE OF FUND

ASSET MANAGER: AGGRESSIVE SM         47.89%         51.14%

Asset Manager: Aggressive            15.18%         15.52%
Composite

 S&P 500 (registered trademark)      17.51%         18.03%

 LB Aggregate Bond                   2.08%          1.55%

Flexible Portfolio Funds             13.58%         n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index and the Lehman Brothers Aggregate Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             Asset Manager: Aggressive   85 S&P/15 LB Agg
S&P 500                     LB Aggregate Bond
             00347                       F0253
SP001                       LB001
  1999/09/24      10000.00                    10000.00
   10000.00                    10000.00
  1999/09/30      10220.00                    10029.18
   10044.20                     9948.34
  1999/10/31      10450.00                    10574.18
   10679.80                     9985.05
  1999/11/30      11270.00                    10756.79
   10896.92                     9984.35
  1999/12/31      12004.90                    11287.55
   11538.75                     9936.21
  2000/01/31      11632.57                    10799.99
   10959.04                     9903.70
  2000/02/29      13685.38                    10645.80
   10751.58                    10023.46
  2000/03/31      15114.30                    11552.08
   11803.41                    10155.43
IMATRL PRASUN   SHR__CHT 20000331 20000410 160105 R00000000000010

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Asset Manager: Aggressive on September 24, 1999, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $15,114 - a 51.14% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,803 - an 18.03% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,155 - a 1.55% increase. You can also look at how the Asset Manager: Aggressive Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index according to the fund's neutral mix, and assumes monthly rebalancing of the mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,552 - a 15.52% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 85% STOCKS AND 15% BONDS EFFECTIVE SEPTEMBER 24, 1999.

MARKET RECAP


While Y2K concerns fizzled, technology stocks sizzled during the six-month period ending March 31, 2000. The last quarter of the 20th century and the first quarter of the new millennium witnessed record-breaking equity market performance, while the fixed-income segment of the market suffered one of its worst performances in decades.

STOCKS: Euphoria over technology stocks continued unabated for most of the six-month period ending March 31, 2000. Investors poured record amounts of new money into the technology sector during the period, hoping to capture a percentage of the staggering growth seen in Internet-related companies, even if many had yet to show a profit. This high-octane boost helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap technology and biotechnology stocks also fueled a strong advance in the Russell 2000(registered trademark) Index - a popular measure of small-cap stock performance - which rose 26.84%. Meanwhile, investors shunned industrial and value-oriented stocks for most of the period, particularly those in the financial and health care sectors. The increasing gulf between new economy and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a modest 6.44%. The Standard & Poor's 500SM Index-a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a 2.62% loss in the NASDAQ index during the month.

BONDS: Bonds didn't have much progress to report at the close of the six-month period that ended March 31, 2000, returning a scant 2.08% according to the Lehman Brothers Aggregate Bond Index - a widely accepted measure of taxable-bond performance. Anticipation of and reaction to a pair of interest-rate hikes levied by the Federal Reserve Board aimed at fending off inflation kept performance under wraps for much of the period. Treasuries struggled the most early on, as investors sought out high-flying equities or higher-yielding spread sector securities --namely corporate bonds, mortgage securities and government agencies - which benefited from a favorable technical environment. Declining interest-rate volatility and a falloff in new-issue supply spelled success for mortgages. Lighter-than-expected supply lifted corporates, while a restructuring in the agency market energized those issues. However, when the U.S. Treasury announced in January its plans to buy back long-term debt and curtail future government debt auctions, Treasury prices soared. In response, spread sectors languished, as yield spreads widened out in relation to Treasuries. This reversal of fortune was clearly demonstrated by the Lehman Brothers Treasury Index, which returned 3.02% for the six-month period, compared to the Lehman Brothers Corporate Bond, Mortgage-Backed Securities and U.S. Agency indexes, which returned 1.46%, 1.77% and 1.67%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager: Aggressive

Q. HOW DID THE FUND PERFORM, DICK?

A. Very well. For the six months that ended March 31, 2000, the fund turned in a return of 47.89%. That far surpassed the Fidelity Asset
Manager: Aggressive Composite Index, which returned 15.18% during the same period. Fund performance also outpaced that of the flexible portfolio funds average tracked by Lipper Inc., which returned 13.58%. Since its inception on September 24, 1999, the fund returned 51.14%, while the Composite index returned 15.52%. Going forward, we'll compare the fund's performance with its peer group on a 12-month basis.

Q. WHAT WERE YOUR STRATEGIES IN TERMS OF ASSET ALLOCATION, AND HOW DID THEY INFLUENCE FUND RETURNS?

A. The decision to maintain a heavy emphasis on equities paid huge dividends for the fund, as these securities trounced all other asset classes by wide margins during the period. The fund's neutral allocation mix typically calls for 85% to be invested in stocks and 15% in bonds and short-term/money market instruments. Given the strong environment for stocks, the fund's overexposure here yielded it a sizable advantage over the Composite index. I increased our equity exposure as the period wore on, bringing the position up to over 92% by period end, which helped even more. The fund's more aggressive posture in terms of asset allocation and security selection during the six-month period allowed it to outperform 100% of its peers, which averaged around 60% in stocks. By allocating nearly all of the bond subportfolio to high-yield debt, we were able to provide some additional value to the fund. The fund's exposure to investment-grade bonds - though minimal - hurt slightly in light of the run-up in equities, as most fixed-income investments struggled in the face of higher interest rates during the period. It's important to note that, at times, the fund will experience fairly large asset and sector allocation swings, as it is very sensitive to short-term phenomena in the marketplace.

Q. THE FUND ENJOYED EXCEPTIONAL PERFORMANCE FROM ITS EQUITY
SUBPORTFOLIO. WHAT WAS YOUR RECIPE FOR SUCCESS HERE?

A. Two words: stock picking. Brad Lewis, who ran the equity portion of the fund, did a tremendous job finding many of the best names in the fast-moving spaces of technology and communications. The story of the period was one of high growth concentrated in a precious few sectors, as investors focused their attention on those firms expected to power the new economy. Not surprisingly in this narrowly led market, technology accounted for nearly 70% of the fund's total return and, almost single-handedly, fueled its outperformance. The fund's energy holdings - namely BJ Services, Pogo Producing, Ensco and Rowan Companies - accounted for much of the rest, benefiting from rebounding oil prices. Our position in Rowan Companies was liquidated prior to the close of the period. Brad's strategy of overweighting some of the best high-tech names in the index, namely National Semiconductor, Adobe Systems, Veritas and Texas Instruments, as well as smaller-cap firms outside of the index such as Vishay Intertechnology, QLogic and CTS Corp., worked out beautifully for the fund. The fund no longer held National Semiconductor, Veritas and CTS Corp. at period end. On the flip side, the fund's underexposure to tech giants Oracle, Cisco, Intel and Nortel Networks detracted from relative performance. Having out-of-benchmark exposure to weakness elsewhere in the market, most notably in financial stock MGIC Investment and retailer Talbots, also hurt. Good stock selection and aggressive sector switching kept us insulated by and large during the market's pull-back at the close of the period.

Q. HOW DID THE FUND'S BOND SUBPORTFOLIO FARE?

A. The fund's continued bias toward high-yield securities - an asset class not represented in the index - helped slightly. Yield spreads relative to Treasuries began to widen significantly in mid-February, erasing much of the gains collected earlier in the period. Prices fell sharply as aggressive investors dumped high-yield bonds for the more attractive growth found in red-hot technology stocks. Thanks to superior credit research headed up by Fred Hoff, we managed to insulate ourselves somewhat from the sharp downturn in the high-yield market. The fund's investment-grade position - run by Charlie Morrison
- also suffered, as rates rose during the fall, when exposure to this asset class was at its peak for the fund.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd assembled an effective blend of securities maturing in three to six months to take advantage of the attractive yields that developed in the short-term markets during the period. These securities performed well, as they provided nice yields and began maturing late in the period when the Federal Reserve Board resumed its campaign of tightening monetary policy - a process that began in June 1999 and was halted temporarily late in the year so as not to add to Y2K concerns. Shareholders should note that the short-term money market subportfolio may invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm rather cautious going forward. The Fed appears determined to raise interest rates further in an attempt to cool the economy. It's unclear to me right now if the market will be able to shake its concerns about inflation and seemingly overstretched valuations. The sharp sell-off in the equity market at the end of the period may indicate a shift in market leadership. If this involves merely a shift from leading sectors to others that isn't terribly disruptive, it would be ideal for us given the way we manage money. However, if certain key sectors get hurt so badly that it pulls the broader market down with them, we'd be faced with a tougher challenge. Since I can't be sure how all of this ultimately will play out, I'm not willing to make a big bet one way or another. The fund is poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return over
the long term through investing
in stocks, bonds and short-term
and money market instruments

FUND NUMBER: 347

TRADING SYMBOL: FAMRX

START DATE: September 24,
1999

SIZE: as of March 31, 2000,
more than $162 million

MANAGER: Richard Habermann,
since inception; manager,
Asset Manager, Asset Manager:
Income and Asset Manager:
Growth, since 1996; Fidelity
Trend Fund,
1977-1981; Fidelity Magellan
Fund, 1972-1977; joined
Fidelity in 1968

DICK HABERMANN ON USING
ASSET ALLOCATION TO HELP
MANAGE RISK:

"Investing in an asset allocation
fund right now may not be the first
thing on most people's minds,
which is understandable given the
impressive run-up in stocks of
late. What is concerning, though,
is a market that appears to have
grown so enamored with the
rewards of investing that it has
become blinded to its risks.

"As much as some people don't
like to admit it, investing in
equities is risky business. There's
always plenty of risk over the
course of a market cycle, and
investors can lose a lot of money in
the process. We try to manage this
risk by taking a multi-layered
investment approach. The
subportfolio managers take great
care formulating risk/return
strategies for the fund's
underlying investments, as do I by
way of selecting the fund's ongoing
asset allocation. By building a
discipline at several levels,
namely security, sector and asset
class, we offer investors a
different approach not found in
many funds."

(solid bullet) NOTE TO SHAREHOLDERS:
Effective May 1, 2000, Bahaa Fam
will assume responsibility for
managing the fund's equity
subportfolio.


INVESTMENT CHANGES




TOP TEN STOCKS AS OF MARCH
31, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Murphy Oil Corp.               2.8                     0.0

ENSCO International, Inc.      2.8                     0.0

Vishay Intertechnology, Inc.   2.7                     0.0

Corning, Inc.                  2.6                     0.0

Adobe Systems, Inc.            2.6                     0.0

Altera Corp.                   2.6                     0.0

Oracle Corp.                   2.6                     0.0

Atmel Corp.                    2.5                     0.0

Teradyne, Inc.                 2.4                     0.0

QLogic Corp.                   2.4                     0.0

                               26.0                    0.0

TOP TEN MARKET SECTORS
(STOCKS ONLY) AS OF MARCH
31, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Technology                     29.2                    24.4

Energy                         19.6                    18.0

Finance                        13.8                    1.1

Construction & Real Estate     5.6                     0.0

Industrial Machinery &         5.2                     0.0
Equipment

Basic Industries               4.7                     8.5

Utilities                      3.8                     8.5

Services                       2.7                     5.3

Durables                       2.3                     10.3

Retail & Wholesale             2.1                     1.2


ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MARCH 31, 2000 *                                    AS OF SEPTEMBER 30, 1999 **

Stock Class                     92.4%                     Stock Class                            87.8%

Bond Class                       2.9%                     Bond Class                              9.6%

Short-term Class                 4.7%                     Short-term Class                        2.6%

*FOREIGN INVESTMENTS              0.2%                    **FOREIGN INVESTMENTS                   0.0%

Row: 1, Col: 1, Value: 92.40000000000001                  Row: 1, Col: 1, Value: 87.8
Row: 1, Col: 2, Value: 0.0                                Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.9                                Row: 1, Col: 4, Value: 9.6
Row: 1, Col: 5, Value: 0.0                                Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.7                                Row: 1, Col: 8, Value: 2.6



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 89.7%

                                 SHARES                  VALUE (NOTE 1)

BASIC INDUSTRIES - 4.7%

CHEMICALS & PLASTICS - 2.1%

A. Schulman, Inc.                 29,000                 $ 384,250

Rohm & Haas Co.                   68,200                  3,043,425

                                                          3,427,675

PACKAGING & CONTAINERS - 2.6%

Corning, Inc.                     22,000                  4,268,000

TOTAL BASIC INDUSTRIES                                    7,695,675

CONSTRUCTION & REAL ESTATE -
5.6%

BUILDING MATERIALS - 1.6%

Sherwin-Williams Co.              120,000                 2,632,500

CONSTRUCTION - 3.2%

Granite Construction, Inc.        60,000                  1,620,000

Lennar Corp.                      163,100                 3,537,231

                                                          5,157,231

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

Bradley Real Estate, Inc.         40,000                  682,500
(SBI)

Washington (SBI)                  45,000                  675,000

                                                          1,357,500

TOTAL CONSTRUCTION & REAL                                 9,147,231
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
2.2%

Barrett Resources Corp. (a)       122,000                 3,637,125

TEXTILES & APPAREL - 0.1%

McNaughton Apparel Group,         15,100                  124,575
Inc. (a)

TOTAL DURABLES                                            3,761,700

ENERGY - 19.6%

ENERGY SERVICES - 7.9%

BJ Services Co. (a)               23,200                  1,713,900

ENSCO International, Inc.         125,000                 4,515,625

Key Energy Group, Inc. (a)        150,000                 1,743,750

Noble Drilling Corp. (a)          10,000                  414,375

Patterson Energy, Inc. (a)        80,000                  2,540,000

UTI Energy Corp. (a)              50,000                  1,887,500

                                                          12,815,150

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 11.7%

Cabot Oil & Gas Corp. Class A     1,700                  $ 30,706

Chesapeake Energy Corp. (a)       266,000                 864,500

Cross Timbers Oil Co.             153,000                 1,998,563

HS Resources, Inc. (a)            10,000                  211,250

Key Production Co., Inc. (a)      40,000                  535,000

Murphy Oil Corp.                  79,000                  4,552,371

Occidental Petroleum Corp.        185,000                 3,838,750

Pogo Producing Co.                80,000                  2,285,000

Range Resources Corp.             218,000                 476,875

Royal Dutch Petroleum Co. (NY     5,000                   287,813
Shares)

Ultramar Diamond Shamrock         20,000                  507,500
Corp.

Vintage Petroleum, Inc.           174,100                 3,503,763

                                                          19,092,091

TOTAL ENERGY                                              31,907,241

FINANCE - 13.8%

BANKS - 3.5%

Chase Manhattan Corp.             32,000                  2,790,000

FleetBoston Financial Corp.       80,000                  2,920,000

                                                          5,710,000

CREDIT & OTHER FINANCE - 0.7%

Citigroup, Inc.                   20,000                  1,186,250

INSURANCE - 4.1%

CIGNA Corp.                       51,000                  3,863,250

First Health Group Corp. (a)      86,000                  2,719,750

                                                          6,583,000

SAVINGS & LOANS - 0.1%

BankUnited Financial Corp.        31,500                  220,500
Class A (a)

SECURITIES INDUSTRY - 5.4%

Eaton Vance Corp.                 25,000                  1,073,438

Goldman Sachs Group, Inc.         37,000                  3,889,625

Morgan Stanley Dean Witter &      47,000                  3,833,438
Co.

                                                          8,796,501

TOTAL FINANCE                                             22,496,251

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - 0.4%

DRUGS & PHARMACEUTICALS - 0.4%

Vical, Inc. (a)                   17,000                 $ 569,500

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 4.3%

Adtran, Inc. (a)                  52,000                  3,090,750

Scientific-Atlanta, Inc.          60,000                  3,806,250

                                                          6,897,000

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Dover Corp.                       9,600                   459,600

FSI International, Inc. (a)       50,000                  1,025,000

                                                          1,484,600

TOTAL INDUSTRIAL MACHINERY &                              8,381,600
EQUIPMENT

MEDIA & LEISURE - 0.3%

ENTERTAINMENT - 0.2%

Royal Caribbean Cruises Ltd.      10,000                  280,000

LODGING & GAMING - 0.1%

MeriStar Hotels & Resorts,        50,000                  146,875
Inc. (a)

TOTAL MEDIA & LEISURE                                     426,875

RETAIL & WHOLESALE - 2.1%

APPAREL STORES - 0.6%

Factory 2-U Stores, Inc. (a)      40,000                  1,000,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Tiffany & Co., Inc.               28,000                  2,341,500

TOTAL RETAIL & WHOLESALE                                  3,341,500

SERVICES - 2.7%

ADVERTISING - 2.7%

Omnicom Group, Inc.               18,000                  1,681,875

TMP Worldwide, Inc. (a)           35,500                  2,760,125

                                                          4,442,000

TECHNOLOGY - 29.2%

COMMUNICATIONS EQUIPMENT - 0.9%

Comverse Technology, Inc. (a)     8,000                   1,512,000

COMPUTER SERVICES & SOFTWARE
- 5.9%

Adobe Systems, Inc.               38,000                  4,229,875

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Barra, Inc. (a)                   35,000                 $ 1,185,625

Oracle Corp. (a)                  53,000                  4,137,313

                                                          9,552,813

COMPUTERS & OFFICE EQUIPMENT
- 1.2%

SanDisk Corp. (a)                 10,000                  1,225,000

Symbol Technologies, Inc.         10,000                  823,125

                                                          2,048,125

ELECTRONIC INSTRUMENTS - 5.6%

Credence Systems Corp. (a)        30,000                  3,753,750

Photon Dynamics, Inc. (a)         20,000                  1,380,000

Teradyne, Inc. (a)                48,000                  3,948,000

                                                          9,081,750

ELECTRONICS - 15.6%

Altera Corp. (a)                  47,000                  4,194,750

Atmel Corp. (a)                   79,000                  4,078,375

KEMET Corp. (a)                   61,500                  3,889,875

QLogic Corp. (a)                  29,000                  3,929,500

SDL, Inc. (a)                     5,000                   1,064,375

Texas Instruments, Inc.           23,600                  3,776,000

Vishay Intertechnology, Inc.      80,000                  4,450,000
(a)

                                                          25,382,875

TOTAL TECHNOLOGY                                          47,577,563

UTILITIES - 3.8%

CELLULAR - 1.7%

Powertel, Inc. (a)                40,200                  2,781,338

ELECTRIC UTILITY - 2.1%

Reliant Energy, Inc.              147,000                 3,445,313

TELEPHONE SERVICES - 0.0%

Pathnet, Inc. warrants            30                      300
4/15/08 (a)(e)

TOTAL UTILITIES                                           6,226,951

TOTAL COMMON STOCKS                                       145,974,087
(Cost $136,592,556)

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

CSC Holdings, Inc. 11.125%        527                    $ 56,521
pay-in-kind

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             500                     42,750

TOTAL MEDIA & LEISURE                                     99,271

SERVICES - 0.0%

LEASING & RENTAL - 0.0%

Crown Castle International        37                      36,630
Corp. 12.75% pay-in-kind

UTILITIES - 0.0%

CELLULAR - 0.0%

Nextel Communications, Inc.       51                      47,430
11.125% pay-in-kind

TELEPHONE SERVICES - 0.0%

Intermedia Communications,        2                       1,920
Inc. 13.5% pay-in-kind

TOTAL UTILITIES                                           49,350

TOTAL NONCONVERTIBLE                                      185,251
PREFERRED STOCKS
(Cost $191,245)


CORPORATE BONDS - 2.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.0%

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 6%         B1        $ 30,000                       24,300
12/1/05

Total Renal Care Holdings,        B3         10,000                        5,600
Inc. 7% 5/15/09 (e)

                                                                           29,900

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Ba2        20,000                        15,200

TOTAL CONVERTIBLE BONDS                                                    45,100

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS - 2.5%

AEROSPACE & DEFENSE - 0.0%

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        Ba3       $ 20,000                      $ 19,700
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.2%

Huntsman Corp. 9.5% 7/1/07 (e)    B2         50,000                        45,000

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        160,000                       152,000

10.875% 5/1/09                    B2         40,000                        37,400

Sterling Chemicals, Inc.          Caa3       5,000                         4,150
11.75% 8/15/06

                                                                           238,550

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical        B3         10,000                        9,000
Corp. 12.75% 2/1/03

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       50,000                        44,125

9.75% 6/15/07                     Caa1       140,000                       126,000

                                                                           170,125

TOTAL BASIC INDUSTRIES                                                     417,675

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.875% 2/15/09    B1         5,000                         4,975

ENERGY - 0.1%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         50,000                        44,500
9.625% 5/15/08

OIL & GAS - 0.1%

Chesapeake Energy Corp.           B3         50,000                        46,500
9.625% 5/1/05

TOTAL ENERGY                                                               91,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Macsaver Financial Services,      Ba2       $ 20,000                      $ 13,400
Inc. 7.875% 8/1/03

Venetian Casino Resort            Caa1       10,000                        9,400
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                           22,800

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Tenneco Automotive, Inc.          B2         30,000                        29,100
11.625% 10/15/09

POLLUTION CONTROL - 0.1%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        20,000                        17,000

10% 8/1/09                        B2         175,000                       129,500

Browning-Ferris Industries,       Ba3        15,000                        11,550
Inc. 6.375% 1/15/08

                                                                           158,050

TOTAL INDUSTRIAL MACHINERY &                                               187,150
EQUIPMENT

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.7%

Adelphia Communications Corp.     B1         300,000                       291,000
9.875% 3/1/07

Ascent Entertainment Group,       B3         20,000                        15,800
Inc. 0% 12/15/04 (d)

Chancellor Media Corp. 9%         B1         40,000                        40,000
10/1/08

Charter Communications            B2         75,000                        66,000
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

Citadel Broadcasting Co.          B3         50,000                        48,875
10.25% 7/1/07

Diamond Cable Communications      B3         25,000                        19,375
PLC 0% 2/15/07 (d)

EchoStar DBS Corp. 9.25%          B2         20,000                        19,000
2/1/06

Golden Sky Systems, Inc.          B3         20,000                        22,000
12.375% 8/1/06

International Cabletel, Inc.      B3         100,000                       92,500
0% 2/1/06 (d)

NorthPoint Communication          -          135,000                       120,150
Holdings, Inc. 12.875%
2/15/10 (e)

NTL Communications Corp.          B3         100,000                       101,500
11.5% 10/1/08

Telewest PLC 0% 10/1/07 (d)       B1         75,000                        70,125

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

United International              B3        $ 50,000                      $ 33,000
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe
Communications NV:

0% 2/1/10 (d)(e)                  B2         150,000                       73,500

10.875% 8/1/09                    B2         50,000                        45,750

                                                                           1,058,575

ENTERTAINMENT - 0.0%

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       50,000                        20,000

9.5% 6/1/08                       Caa2       60,000                        25,800

                                                                           45,800

LODGING & GAMING - 0.1%

Courtyard by Marriott II          B-         50,000                        48,875
LP/Courtyard II Finance Co.
10.75% 2/1/08

Hollywood Casino Corp. 11.25%     B3         25,000                        25,063
5/1/07

Host Marriott LP 8.375%           Ba2        25,000                        22,375
2/15/06

                                                                           96,313

RESTAURANTS - 0.0%

Domino's, Inc. 10.375% 1/15/09    B3         25,000                        22,875

TOTAL MEDIA & LEISURE                                                      1,223,563

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Pathmark Stores, Inc. 9.625%      Caa3       40,000                        28,800
5/1/03

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

J. Crew Operating Corp.           Caa1       5,000                         4,400
10.375% 10/15/07

TOTAL RETAIL & WHOLESALE                                                   33,200

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa1       25,000                        14,500

Concentric Network Corp.          B-         10,000                        10,700
12.75% 12/15/07

Covad Communications Group,
Inc.:

12% 2/15/10 (e)                   B3         135,000                       120,150

12.5% 2/15/09                     B3         1,000                         920

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Exodus Communications, Inc.:

10.75% 12/15/09                   B-        $ 30,000                      $ 29,700

11.25% 7/1/08                     B-         105,000                       106,050

PSINet, Inc. 10.5% 12/1/06        B3         90,000                        86,850

                                                                           368,870

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Globix Corp. 12.5% 2/1/10 (e)     -          115,000                       105,800

ELECTRONICS - 0.1%

ChipPAC International Ltd.        B3         55,000                        57,475
12.75% 8/1/09 (e)

Details, Inc. 10% 11/15/05        B3         20,000                        18,600

Fairchild Semiconductor Corp.     B3         40,000                        38,600
10.125% 3/15/07

SCG Holding                       B2         50,000                        53,500
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

                                                                           168,175

TOTAL TECHNOLOGY                                                           642,845

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Atlas Air, Inc. 9.25% 4/15/08     B2         10,000                        9,100

Kitty Hawk, Inc. 9.95%            B1         45,000                        40,725
11/15/04

                                                                           49,825

UTILITIES - 0.8%

CELLULAR - 0.3%

Leap Wireless International,      Caa2       15,000                        14,775
Inc. 12.5% 4/15/10 unit (e)

McCaw International Ltd. 0%       Caa1       20,000                        14,000
4/15/07 (d)

Millicom International            Caa1       155,000                       129,425
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         300,000                       207,750

9.375% 11/15/09                   B1         100,000                       92,500

Nextel International, Inc. 0%     Caa1       50,000                        30,000
4/15/08 (d)

Voicestream Wireless              B2         50,000                        50,000
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(e)

                                                                           538,450

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.5%

Allegiance Telecom, Inc. 0%       B3        $ 25,000                      $ 16,875
2/15/08 (d)

e.spire Communications, Inc.      -          15,000                        12,000
13.75% 7/15/07

FirstWorld Communications,        -          25,000                        11,250
Inc. 0% 4/15/08 (d)

Focal Communications Corp. 0%     B3         100,000                       65,000
2/15/08 (d)

Globenet Communication Group      Caa1       5,000                         4,925
Ltd. 13% 7/15/07

GST Network Funding, Inc. 0%      -          33,000                        14,190
5/1/08 (d)

Hyperion Telecommunications,      Caa1       100,000                       102,500
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (d)                    B3         5,000                         4,600

0% 5/1/06 (d)                     B3         5,000                         4,000

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         20,000                        11,250

8.6% 6/1/08                       B2         50,000                        44,000

McLeodUSA, Inc. 0% 3/1/07 (d)     B1         90,000                        70,650

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         50,000                        46,000

10.5% 12/1/09 (e)                 B2         95,000                        90,250

Pathnet, Inc. 12.25% 4/15/08      -          30,000                        19,200

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         6,000                         2,880

12.75% 4/15/09                    B3         110,000                       91,300

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       105,000                       54,600

11.5% 12/1/07                     Caa1       45,000                        40,050

WinStar Communications, Inc.:

0% 3/1/07 (f)                     CCC+       20,000                        31,600

0% 3/15/08 (d)                    CCC+       50,000                        60,001

                                                                           797,121

TOTAL UTILITIES                                                            1,335,571

TOTAL NONCONVERTIBLE BONDS                                                 4,028,304

TOTAL CORPORATE BONDS                                                      4,073,404
(Cost $4,268,992)

U.S. TREASURY OBLIGATIONS -
0.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

U.S. Treasury Bills, yield at     -         $ 150,000                     $ 148,272
date of purchase 5.8%
6/15/00 (g) (Cost $148,190)


CASH EQUIVALENTS - 5.6%

                                            SHARES

Central Cash Collateral Fund,               3,122,500                     3,122,500
6.03% (c)

Taxable Central Cash Fund,                  5,981,156                     5,981,156
5.85% (c)(g)

TOTAL CASH EQUIVALENTS                                                    9,103,656
(Cost $9,103,656)

TOTAL INVESTMENT PORTFOLIO -                                              159,484,670
98.0%
(Cost $150,304,639)

NET OTHER ASSETS - 2.0%                                                   3,272,791

NET ASSETS - 100%                                                         $ 162,757,461


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

18 S&P 500 Stock Index  June 2000            $ 6,818,850                          $ (43,008)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 4.2%


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $683,000 or 0.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $380,508

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $150,792,552. Net unrealized appreciation aggregated $8,692,118, of which $13,759,739 related to appreciated investment securities and $5,067,621 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 159,484,670
value (cost $150,304,639) -
See accompanying schedule

Cash                                          43,750

Receivable for investments                    15,309,063
sold

Receivable for fund shares                    25,290,795
sold

Dividends receivable                          77,709

Interest receivable                           155,962

Other receivables                             406

Prepaid expenses                              9,250

 TOTAL ASSETS                                 200,371,605

LIABILITIES

Payable for investments        $ 34,034,294
purchased

Payable for fund shares         288,305
redeemed

Accrued management fee          59,862

Payable for daily variation     43,008
on futures contracts

Other payables and accrued      66,175
expenses

Collateral on securities        3,122,500
loaned, at value

 TOTAL LIABILITIES                            37,614,144

NET ASSETS                                   $ 162,757,461

Net Assets consist of:

Paid in capital                              $ 140,300,215

Undistributed net investment                  87,649
income

Accumulated undistributed net                 13,232,574
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   9,137,023
(depreciation)  on
investments

NET ASSETS, for 10,838,218                   $ 162,757,461
shares outstanding

NET ASSET VALUE, offering                     $15.02
price and redemption price
per share ($162,757,461
(divided by) 10,838,218
shares)

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MARCH 31,
                                    2000 (UNAUDITED)

INVESTMENT INCOME                          $ 168,618
Dividends

Interest                                    237,580

Security lending                            1,207

 TOTAL INCOME                               407,405

EXPENSES

Management fee                $ 133,389

Transfer agent fees            62,974

Accounting and security        30,018
lending fees

Non-interested trustees'       45
compensation

Custodian fees and expenses    5,689

Registration fees              60,521

Audit                          9,431

Legal                          30

Miscellaneous                  250

 Total expenses before         302,347
reductions

 Expense reductions            (43,134)     259,213

NET INVESTMENT INCOME                       148,192

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         13,378,553

 Futures contracts             10,079       13,388,632

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         9,117,211

 Futures contracts             (43,008)     9,074,203

NET GAIN (LOSS)                             22,462,835

NET INCREASE (DECREASE) IN                 $ 22,611,027
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED  MARCH 31,  SEPTEMBER 24, 1999
                                 2000 (UNAUDITED)             (COMMENCEMENT OF OPERATIONS)
                                                              TO SEPTEMBER 30,
                                                              1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 148,192                    $ 1,950
income

 Net realized gain (loss)         13,388,632                   -

 Change in net unrealized         9,074,203                    62,820
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       22,611,027                   64,770
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (62,493)                     -
From net investment income

 From net realized gain           (156,058)                    -

 TOTAL DISTRIBUTIONS              (218,551)                    -

Share transactions Net            154,431,463                  3,000,010
proceeds from sales of shares

 Reinvestment of distributions    211,997                      -

 Cost of shares redeemed          (17,343,255)                 -

 NET INCREASE (DECREASE) IN       137,300,205                  3,000,010
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       159,692,681                  3,064,780
IN NET ASSETS

NET ASSETS

 Beginning of period              3,064,780                    -

 End of period (including        $ 162,757,461                $ 3,064,780
undistributed net investment
income of $87,649 and
$1,950, respectively)

OTHER INFORMATION
Shares

 Sold                             11,884,178                   300,001

 Issued in reinvestment of        19,013                       -
distributions

 Redeemed                         (1,364,974)                  -

 Net increase (decrease)          10,538,217                   300,001


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MARCH 31, 2000  SEPTEMBER 24, 1999
                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                  TO SEPTEMBER 30,

                                 (UNAUDITED)                      1999



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.22                          $ 10.00
period

Income from Investment
Operations

Net investment income D           .04                              .01

Net realized and unrealized       4.83                             .21
gain (loss)

Total from investment             4.87                             .22
operations

Less Distributions

 From net investment income       (.02)                            -

From net realized gain            (.05)                            -

Total distributions               (.07)                            -

Net asset value, end of period   $ 15.02                          $ 10.22

TOTAL RETURN B, C                 47.89%                           2.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 162,757                        $ 3,065
(000 omitted)

Ratio of expenses to average      1.20% A, E                       1.20% A, E
net assets

Ratio of expenses to average      1.10% A, F                       1.20% A
net assets after  expense
reductions

Ratio of net investment           .63% A                           4.06% A
income to average net assets

Portfolio turnover rate           558% A                           0% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account,

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $269,174,027 and $144,456,416, respectively, of which U.S. government and government agency obligations aggregated $55,108 and $346,780, respectively.

3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED

The market value of futures contracts opened and closed during the period amounted to $9,773,481 and $2,921,702, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.57% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.27% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $18,858 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $3,001,078. The fund received cash collateral of $3,122,500 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 1.20% of average net assets. For the period, the reimbursement reduced the expenses by $19,284.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,239 and $22,611, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Bradford F. Lewis, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AGG-SANN-0500  101603
1.740689.100

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
ASSET MANAGER: GROWTHSM

SEMIANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

MARKET RECAP          6   An overview of the market's
                          performance and the factors
                          driving it.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  41  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 45  Notes to the financial
                          statements.

PROXY VOTING RESULTS  50

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

ASSET MANAGER: GROWTH SM         14.25%         12.02%       142.57%       244.59%

Asset Manager: Growth Composite  12.89%         13.34%       152.44%       n/a

 S&P 500 (registered trademark)  17.51%         17.94%       227.31%       333.26%

 LB Aggregate Bond               2.08%          1.87%        41.20%        70.00%

 LB 3 Month T-Bill               2.65%          5.15%        30.16%        n/a

Flexible Portfolio Funds         13.58%         14.77%       116.50%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

ASSET MANAGER: GROWTH            12.02%       19.39%        16.16%

Asset Manager: Growth Composite  13.34%       20.35%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Asset Manager: Growth       70 S&P/25 LBAgg/5 LB 3Mo
S&P 500                     LB Aggregate Bond
             00321                       F0022
SP001                       LB001
  1991/12/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/01/31      10367.06                     9832.79
    9814.00                     9864.00
  1992/02/29      10585.32                     9928.85
    9941.58                     9928.12
  1992/03/31      10436.51                     9786.72
    9747.72                     9872.52
  1992/04/30      10466.27                     9994.20
   10034.30                     9943.60
  1992/05/31      10684.52                    10082.80
   10083.47                    10131.53
  1992/06/30      10565.48                    10030.65
    9933.23                    10271.35
  1992/07/31      11001.98                    10375.92
   10339.50                    10480.89
  1992/08/31      10823.41                    10268.64
   10127.54                    10586.74
  1992/09/30      11071.43                    10394.18
   10247.04                    10712.72
  1992/10/31      11279.76                    10371.52
   10282.91                    10570.25
  1992/11/30      11686.51                    10594.82
   10633.55                    10572.36
  1992/12/31      11907.91                    10733.81
   10764.35                    10740.46
  1993/01/31      12079.90                    10863.25
   10854.77                    10946.68
  1993/02/28      12231.66                    11025.99
   11002.39                    11138.24
  1993/03/31      12707.16                    11189.63
   11234.54                    11185.02
  1993/04/30      12747.63                    11041.15
   10962.67                    11263.32
  1993/05/31      13010.68                    11230.85
   11256.47                    11277.96
  1993/06/30      13202.90                    11328.95
   11289.11                    11482.09
  1993/07/31      13445.72                    11321.07
   11243.95                    11547.54
  1993/08/31      13992.04                    11677.20
   11670.10                    11749.62
  1993/09/30      13931.34                    11634.00
   11580.24                    11781.35
  1993/10/31      14366.38                    11804.96
   11819.95                    11824.94
  1993/11/30      14244.97                    11694.61
   11707.66                    11724.43
  1993/12/31      15041.53                    11802.05
   11849.32                    11787.74
  1994/01/31      15622.08                    12113.43
   12252.20                    11946.87
  1994/02/28      15157.64                    11822.99
   11920.17                    11739.00
  1994/03/31      14387.09                    11410.18
   11400.45                    11449.04
  1994/04/30      14365.98                    11479.88
   11546.37                    11357.45
  1994/05/31      14482.09                    11600.01
   11735.73                    11356.32
  1994/06/30      14049.31                    11409.94
   11448.21                    11331.33
  1994/07/31      14397.64                    11717.71
   11823.71                    11556.82
  1994/08/31      14904.30                    12032.78
   12308.48                    11570.69
  1994/09/30      14682.64                    11792.90
   12006.92                    11400.60
  1994/10/31      14724.86                    11965.75
   12277.08                    11390.34
  1994/11/30      14302.64                    11677.52
   11829.95                    11365.28
  1994/12/31      13930.27                    11814.50
   12005.39                    11443.70
  1995/01/31      13583.09                    12082.17
   12316.69                    11670.29
  1995/02/28      13810.93                    12468.34
   12796.67                    11948.04
  1995/03/31      14093.00                    12734.26
   13174.30                    12020.93
  1995/04/30      14483.57                    13031.23
   13562.28                    12189.22
  1995/05/31      14841.59                    13531.10
   14104.36                    12660.94
  1995/06/30      15156.22                    13770.98
   14432.01                    12753.37
  1995/07/31      15785.47                    14055.82
   14910.57                    12725.31
  1995/08/31      15872.26                    14131.14
   14948.00                    12879.29
  1995/09/30      16143.49                    14562.61
   15578.81                    13004.21
  1995/10/31      15948.20                    14599.91
   15523.19                    13173.27
  1995/11/30      16338.77                    15087.68
   16204.66                    13370.87
  1995/12/31      16709.46                    15345.57
   16516.76                    13558.06
  1996/01/31      17260.20                    15717.60
   17078.99                    13647.54
  1996/02/29      17238.17                    15718.76
   17237.31                    13410.08
  1996/03/31      17271.22                    15779.27
   17403.31                    13316.21
  1996/04/30      17568.62                    15903.57
   17659.83                    13241.64
  1996/05/31      17766.88                    16166.03
   18115.28                    13215.15
  1996/06/30      17843.99                    16271.19
   18184.30                    13392.24
  1996/07/31      17392.38                    15819.24
   17380.92                    13428.39
  1996/08/31      17513.54                    16029.81
   17747.48                    13405.57
  1996/09/30      18240.52                    16698.83
   18746.31                    13638.82
  1996/10/31      18769.23                    17112.15
   19263.33                    13941.60
  1996/11/30      20002.89                    18045.43
   20719.45                    14180.01
  1996/12/31      19648.40                    17761.28
   20308.99                    14048.13
  1997/01/31      20465.58                    18555.94
   21577.90                    14091.68
  1997/02/28      20693.91                    18672.99
   21747.07                    14126.91
  1997/03/31      19684.45                    18088.00
   20853.48                    13970.10
  1997/04/30      20489.61                    18916.16
   22098.44                    14179.65
  1997/05/31      21739.42                    19772.23
   23443.79                    14314.36
  1997/06/30      22388.36                    20454.67
   24494.07                    14484.70
  1997/07/31      23902.55                    21737.47
   26443.06                    14875.79
  1997/08/31      23133.43                    20843.86
   24961.72                    14749.34
  1997/09/30      23998.69                    21724.91
   26328.88                    14967.63
  1997/10/31      23505.97                    21300.40
   25449.49                    15184.66
  1997/11/30      24251.05                    22019.68
   26627.55                    15254.51
  1997/12/31      24847.53                    22344.66
   27084.74                    15408.58
  1998/01/31      25035.77                    22594.52
   27384.30                    15605.81
  1998/02/28      26461.01                    23734.85
   29359.26                    15593.33
  1998/03/31      27213.97                    24611.42
   30862.74                    15646.35
  1998/04/30      26689.59                    24822.27
   31173.22                    15727.71
  1998/05/31      26850.93                    24588.12
   30637.36                    15877.12
  1998/06/30      27536.66                    25344.69
   31881.84                    16011.81
  1998/07/31      27119.85                    25174.77
   31542.30                    16045.79
  1998/08/31      24134.92                    22735.16
   26981.92                    16306.96
  1998/09/30      25277.79                    23893.74
   28710.38                    16688.73
  1998/10/31      26340.00                    25227.35
   31045.68                    16600.68
  1998/11/30      27711.45                    26337.68
   32927.36                    16694.70
  1998/12/31      29339.69                    27424.91
   34824.63                    16744.90
  1999/01/31      30501.97                    28281.94
   36281.00                    16864.51
  1999/02/28      29559.58                    27547.43
   35153.39                    16570.06
  1999/03/31      30517.67                    28363.03
   36559.87                    16661.99
  1999/04/30      30910.34                    29159.54
   37975.84                    16714.81
  1999/05/31      30219.25                    28619.16
   37079.23                    16567.72
  1999/06/30      31303.00                    29713.71
   39137.13                    16514.81
  1999/07/31      30517.67                    29039.39
   37915.26                    16445.45
  1999/08/31      30501.97                    28940.93
   37727.58                    16437.09
  1999/09/30      29920.83                    28476.11
   36693.47                    16627.83
  1999/10/31      31177.35                    29769.69
   39015.43                    16689.18
  1999/11/30      31522.89                    30198.85
   39808.62                    16688.02
  1999/12/31      33437.74                    31414.41
   42153.34                    16607.55
  2000/01/31      31652.80                    30290.63
   40035.56                    16553.22
  2000/02/29      32604.77                    29987.57
   39277.69                    16753.39
  2000/03/31      34185.71                    32146.96
   43120.22                    16973.96
IMATRL PRASUN   SHR__CHT 20000331 20000410 155710 R00000000000102

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Asset Manager: Growth on December 31, 1991, shortly after the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $34,186 - a 241.86% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $43,120 - a 331.20% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,974 - a 69.74% increase. You can also look at how the Asset Manager: Growth Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $32,147 - a 221.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.

MARKET RECAP


While Y2K concerns fizzled, technology stocks sizzled during the six-month period ending March 31, 2000. The last quarter of the 20th century and the first quarter of the new millennium witnessed record-breaking equity market performance, while the fixed-income segment of the market suffered one of its worst performances in decades.

STOCKS: Euphoria over technology stocks continued unabated for most of the six-month period ending March 31, 2000. Investors poured record amounts of new money into the technology sector during the period, hoping to capture a percentage of the staggering growth seen in Internet-related companies, even if many had yet to show a profit. This high-octane boost helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap technology and biotechnology stocks also fueled a strong advance in the Russell 2000(registered trademark) Index - a popular measure of small-cap stock performance - which rose 26.84%. Meanwhile, investors shunned industrial and value-oriented stocks for most of the period, particularly those in the financial and health care sectors. The increasing gulf between new economy and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a modest 6.44%. The Standard & Poor's 500SM Index-a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a 2.62% loss in the NASDAQ index during the month.

BONDS: Bonds didn't have much progress to report at the close of the six-month period that ended March 31, 2000, returning a scant 2.08% according to the Lehman Brothers Aggregate Bond Index - a widely accepted measure of taxable-bond performance. Anticipation of and reaction to a pair of interest-rate hikes levied by the Federal Reserve Board aimed at fending off inflation kept performance under wraps for much of the period. Treasuries struggled the most early on, as investors sought out high-flying equities or higher-yielding spread sector securities --namely corporate bonds, mortgage securities and government agencies - which benefited from a favorable technical environment. Declining interest-rate volatility and a falloff in new-issue supply spelled success for mortgages. Lighter-than-expected supply lifted corporates, while a restructuring in the agency market energized those issues. However, when the U.S. Treasury announced in January its plans to buy back long-term debt and curtail future government debt auctions, Treasury prices soared. In response, spread sectors languished, as yield spreads widened out in relation to Treasuries. This reversal of fortune was clearly demonstrated by the Lehman Brothers Treasury Index, which returned 3.02% for the six-month period, compared to the Lehman Brothers Corporate Bond, Mortgage-Backed Securities and U.S. Agency indexes, which returned 1.46%, 1.77% and 1.67%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager: Growth

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended March 31, 2000, the fund delivered a return of 14.25%. That topped the Fidelity Asset Manager: Growth Composite Index, which returned 12.89% during the same period. Fund performance also topped that of the flexible portfolio funds average tracked by Lipper Inc., which returned 13.58%. For the 12 months that ended March 31, 2000, the fund posted a return of 12.02%, while the Composite index and the Lipper average returned 13.34% and 14.77%, respectively.

Q. HOW DID YOUR ASSET ALLOCATION DECISIONS INFLUENCE FUND PERFORMANCE DURING THE PERIOD?

A. The decision to maintain our emphasis on equities paid off for the fund, as these securities outperformed all other asset classes by wide margins during the six-month period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Given the strong environment for stocks, the fund's modest overexposure here yielded us an advantage over the composite index. I increased our equity exposure slightly as the period wore on, bringing the position up to about 76% by period end, which helped. Strong security selection allowed us to surpass our peers, which were even more heavily invested in stocks on average. The fund's underexposure to investment-grade bonds in light of the run-up in equities also helped, as most fixed-income investments faced an upstream battle against higher interest rates during the period. By allocating part of the bond subportfolio to high-yield debt, we were able to provide some additional value to the fund.

Q. WHAT FACTORS FUELED THE STRONG PERFORMANCE OF THE FUND'S EQUITY
SUBPORTFOLIO?

A. It was a case of good stock picking. Brad Lewis, who directed the fund's equity investments, did a nice job uncovering the winners in the fast-moving spaces of technology and wireless communications. The story of the period was one of high growth concentrated in a precious few sectors, as investors focused their efforts on those firms expected to power the new economy. Not surprisingly in this narrowly led market, technology accounted for over 70% of the fund's total return and, although just slightly overweighted relative to its benchmark, was responsible for its outperformance. Selected financial stocks, namely Morgan Stanley Dean Witter and Merrill Lynch, provided much of the remaining performance, benefiting from a robust brokerage environment. Brad's strategy of overweighting some of the best high-tech names in the index, including Texas Instruments, LSI Logic, Motorola and Qualcomm, as well as firms outside of the index such as PMC-Sierra and JDS Uniphase, paid dividends for the fund. He did, however, liquidate the fund's position in JDS Uniphase prior to the close of the period. Conversely, the fund's underexposure to tech giants Oracle, Cisco, Intel and Sun Microsystems detracted from returns. Given Brad's large-cap value orientation, not holding many of the smaller-cap tech names that led the market during the period hurt, as did the fund's exposure to weakness outside of tech, most notably in consumer stocks Nike and Anheuser-Busch, as well as drug maker Bristol-Myers Squibb. The fund no longer held Nike or Bristol-Myers Squibb at period end.

Q. HOW DID THE BOND PORTION OF THE FUND FARE?

A. The fund's continued focus on high-yield securities - an asset class not represented in the index - helped slightly. Yield spreads relative to Treasuries began to widen significantly in mid-February, erasing much of the gains collected earlier in the period. Prices fell sharply as aggressive investors dumped high-yield bonds for the more attractive growth found in red-hot technology stocks. Thanks to superior credit research headed up by Fred Hoff, we managed to insulate ourselves somewhat from the sharp downturn in the high-yield market. The investment-grade portion of the fund, headed by Charlie Morrison, also felt the pinch from widening spreads, but not as much as our high-yield positions. Following strong performance turned in by the spread sectors - namely corporate bonds and mortgage securities - in the fourth quarter of 1999, Charlie and his team scaled back the fund's exposure to these markets in early January. This strategy benefited the fund, as spread sector performance weakened in the second half of the period. Of particular note in the investment-grade bond market at this time was the U.S. Treasury's announcement in January of its intent to re-purchase long-term debt and cut back on future issuance. This move sparked a tremendous rally in long-term Treasury bonds. Despite the Federal Reserve Board's actions to raise interest rates during the period, the strong technicals provided by the Treasury buybacks led to a positive return for the investment-grade subportfolio.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd assembled an effective blend of securities maturing in three to six months to take advantage of the attractive yields that developed in the short-term markets during the period. These securities performed well, as they provided nice yields and began maturing late in the period when the Fed resumed its campaign of tightening monetary policy - a process that began in June 1999 and was halted temporarily late in the year so as not to add to Y2K concerns. Shareholders should note that the short-term money market subportfolio may invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm rather cautious going forward. The Fed appears determined to raise interest rates further in an attempt to cool the economy. It's unclear to me right now if the market will be able to shake its concerns about inflation and seemingly overstretched valuations. The sharp sell-off in the equity market at the end of the period may indicate a shift in market leadership. If this involves merely a shift from leading sectors to others that isn't terribly disruptive, it would be ideal for us given the way we manage money. However, if certain key sectors get hurt so badly that it pulls the broader market down with them, we'd be faced with a tougher challenge. Since I can't be sure how all of this ultimately will play out, I'm not willing to make a big bet one way or another. The fund is poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return over
the long term through investing
in stocks, bonds and short-term
and money market instruments

FUND NUMBER: 321

TRADING SYMBOL: FASGX

START DATE: December 30,
1991

SIZE: as of March 31, 2000,
more than $5.2 billion

MANAGER: Richard Habermann,
since 1996; manager, Asset
Manager: Aggressive, since
1999; Asset Manager and
Asset Manager: Income,
since 1996; Fidelity Trend
Fund, 1977-1981; Fidelity
Magellan Fund,
1972-1977; joined Fidelity
in 1968

DICK HABERMANN ON USING
ASSET ALLOCATION TO HELP
MANAGE RISK:

"Investing in an asset allocation
fund right now may not be the first
thing on most people's minds, which
is understandable given the
impressive run-up in stocks of
late. What is concerning, though,
is a market that appears to have
grown so enamored with the
rewards of investing that it has
become blinded to its risks.

"As much as some people don't
like to admit it, investing in
equities is risky business. There's
always plenty of risk over the
course of a market cycle, and
investors can lose a lot of money in
the process. We try to manage this
risk by taking a multi-layered
investment approach. The
subportfolio managers take great
care formulating risk/return
strategies for the fund's
underlying investments, as do I by
way of selecting the fund's ongoing
asset allocation. By building a
discipline at several levels,
namely security, sector and asset
class, we offer investors a
different approach not found in
many funds."

(solid bullet) NOTE TO SHAREHOLDERS:
Effective May 1, 2000, Tom Sprague
will assume responsibility for
managing the fund's equity
subportfolio.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MARCH
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Microsoft Corp.                 3.5                     2.4

General Electric Co.            2.8                     2.8

Exxon Mobil Corp.               2.6                     3.2

Atlantic Richfield Co.          2.3                     0.0

Intel Corp.                     2.3                     1.1

Royal Dutch Petroleum Co. (NY   2.0                     0.0
Shares)

Cisco Systems, Inc.             2.0                     0.8

Texas Instruments, Inc.         2.0                     2.4

Morgan Stanley Dean Witter &    1.8                     1.1
Co.

LSI Logic Corp.                 1.7                     0.0

                                23.0                    13.8

TOP TEN MARKET SECTORS
(STOCKS ONLY) AS OF MARCH
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      27.8                    14.2

Energy                          11.7                    4.5

Finance                         10.1                    10.9

Retail & Wholesale              4.8                     9.6

Basic Industries                3.8                     0.5

Industrial Machinery &          3.5                     4.8
Equipment

Durables                        2.1                     2.7

Nondurables                     1.8                     4.5

Health                          1.8                     9.2

Media & Leisure                 1.8                     4.1



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MARCH 31, 2000 *                                    AS OF SEPTEMBER 30, 1999 **

Stock Class                     75.5%                     Stock Class                            75.2%

Bond Class                      19.3%                     Bond Class                             18.7%

Short-term Class                 5.2%                     Short-term Class                        6.1%

*FOREIGN INVESTMENTS             4.6%                     **FOREIGN INVESTMENTS                   1.9%

Row: 1, Col: 1, Value: 75.5                               Row: 1, Col: 1, Value: 75.2
Row: 1, Col: 2, Value: 0.0                                Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 19.3                               Row: 1, Col: 4, Value: 18.7
Row: 1, Col: 5, Value: 0.0                                Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.2                                Row: 1, Col: 8, Value: 6.1



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S
PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS
CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 70.0%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

United Technologies Corp.         110,400                $ 6,976

BASIC INDUSTRIES - 3.8%

CHEMICALS & PLASTICS - 1.4%

Avery Dennison Corp.              341,100                 20,828

Dow Chemical Co.                  460,100                 52,451

                                                          73,279

METALS & MINING - 0.6%

Alcoa, Inc.                       325,500                 22,866

CommScope, Inc. (a)               232,300                 10,599

                                                          33,465

PACKAGING & CONTAINERS - 0.8%

Corning, Inc.                     218,200                 42,331

PAPER & FOREST PRODUCTS - 1.0%

Champion International Corp.      355,380                 18,924

Kimberly-Clark Corp.              539,000                 30,184

Westvaco Corp.                    84,600                  2,824

                                                          51,932

TOTAL BASIC INDUSTRIES                                    201,007

DURABLES - 2.1%

CONSUMER DURABLES - 1.5%

Minnesota Mining &                876,800                 77,652
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Black & Decker Corp.              240,000                 9,015

Whirlpool Corp.                   371,800                 21,797

                                                          30,812

HOME FURNISHINGS - 0.0%

Leggett & Platt, Inc.             89,500                  1,924

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       5,556                   139
Class B

Brown Shoe Co., Inc.              185,900                 2,231

                                                          2,370

TOTAL DURABLES                                            112,758

ENERGY - 11.7%

ENERGY SERVICES - 1.2%

BJ Services Co. (a)               185,900                 13,733

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Noble Drilling Corp. (a)          316,000                $ 13,094

Rowan Companies, Inc. (a)         278,800                 8,207

Transocean Sedco Forex, Inc.      498,500                 25,579

                                                          60,613

OIL & GAS - 10.5%

Amerada Hess Corp.                349,000                 22,554

Apache Corp.                      174,200                 8,666

Atlantic Richfield Co.            1,456,100               123,769

Chesapeake Energy Corp. (a)       232,700                 756

Chevron Corp.                     232,300                 21,473

Exxon Mobil Corp.                 1,754,100               136,491

Kerr-McGee Corp.                  780,600                 45,080

Murphy Oil Corp.                  69,700                  4,016

Occidental Petroleum Corp.        397,300                 8,244

Ocean Energy, Inc. (a)            302,500                 4,348

Phillips Petroleum Co.            930,800                 43,050

Royal Dutch Petroleum Co. (NY     1,863,700               107,279
Shares)

Tom Brown, Inc. (a)               84,580                  1,554

Union Pacific Resources           525,900                 7,626
Group, Inc.

USX - Marathon Group              606,400                 15,804

Vintage Petroleum, Inc.           232,300                 4,675

                                                          555,385

TOTAL ENERGY                                              615,998

FINANCE - 10.0%

BANKS - 2.4%

Chase Manhattan Corp.             828,700                 72,252

FleetBoston Financial Corp.       218,200                 7,964

J.P. Morgan & Co., Inc.           329,300                 43,385

                                                          123,601

CREDIT & OTHER FINANCE - 1.3%

Citigroup, Inc.                   1,168,800               69,324

INSURANCE - 2.0%

AFLAC, Inc.                       804,660                 36,662

CIGNA Corp.                       721,700                 54,669

Loews Corp.                       159,400                 7,970

MGIC Investment Corp.             157,300                 6,862

                                                          106,163

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 4.3%

DLJ, Inc.                         313,600                $ 16,229

Lehman Brothers Holdings,         208,000                 20,176
Inc.

Merrill Lynch & Co., Inc.         754,400                 79,212

Morgan Stanley Dean Witter &      1,145,100               93,397
Co.

PaineWebber Group, Inc.           425,100                 18,704

                                                          227,718

TOTAL FINANCE                                             526,806

HEALTH - 1.8%

DRUGS & PHARMACEUTICALS - 1.4%

Allergan, Inc.                    802,900                 40,145

Biogen, Inc. (a)                  442,500                 30,920

Intermune Pharmaceuticals,        2,800                   56
Inc.

IntraBiotics Pharmaceuticals,     3,000                   45
Inc.

Luminex Corp.                     7,900                   171

Pfizer, Inc.                      91,717                  3,353

                                                          74,690

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     306,200                 7,751

United HealthCare Corp.           188,600                 11,245

                                                          18,996

TOTAL HEALTH                                              93,686

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

ELECTRICAL EQUIPMENT - 3.1%

American Power Conversion         327,600                 14,046
Corp. (a)

Breezecom Ltd.                    1,300                   49

General Electric Co.              957,700                 148,623

                                                          162,718

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Dover Corp.                       503,560                 24,108

TOTAL INDUSTRIAL MACHINERY &                              186,826
EQUIPMENT

MEDIA & LEISURE - 1.2%

BROADCASTING - 0.0%

NTL, Inc. warrants 10/14/08       5,605                   583
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. (a)(j)      845                    $ 2

MGM Grand, Inc.                   153,400                 3,682

Royal Caribbean Cruises Ltd.      332,200                 9,302

                                                          12,986

PUBLISHING - 0.5%

McGraw-Hill Companies, Inc.       405,200                 18,437

Reader's Digest Association,      267,700                 9,470
Inc. Class A (non-vtg.)

                                                          27,907

RESTAURANTS - 0.4%

Darden Restaurants, Inc.          871,200                 15,518

Jack in the Box, Inc. (a)         201,200                 4,288

                                                          19,806

TOTAL MEDIA & LEISURE                                     61,282

NONDURABLES - 1.8%

BEVERAGES - 0.9%

Adolph Coors Co. Class B          179,400                 8,578

Anheuser-Busch Companies,         675,900                 42,075
Inc.

                                                          50,653

FOODS - 0.6%

ConAgra, Inc.                     425,000                 7,703

Quaker Oats Co.                   243,900                 14,786

Ralston Purina Co.                348,500                 9,540

                                                          32,029

HOUSEHOLD PRODUCTS - 0.3%

Colgate-Palmolive Co.             260,100                 14,663

TOTAL NONDURABLES                                         97,345

RETAIL & WHOLESALE - 4.8%

APPAREL STORES - 0.4%

The Limited, Inc.                 511,100                 21,530

GENERAL MERCHANDISE STORES -
3.0%

Kohls Corp. (a)                   180,000                 18,450

Target Corp.                      988,600                 73,898

Wal-Mart Stores, Inc.             1,138,100               63,165

                                                          155,513

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.4%

Home Depot, Inc.                  576,200                $ 37,165

Lowe's Companies, Inc.            376,200                 21,961

Tiffany & Co., Inc.               116,200                 9,717

Zale Corp. (a)                    114,300                 5,394

                                                          74,237

TOTAL RETAIL & WHOLESALE                                  251,280

SERVICES - 0.8%

ADVERTISING - 0.3%

ARTISTdirect, Inc.                2,100                   16

Omnicom Group, Inc.               176,600                 16,501

ValueClick, Inc.                  1,900                   40

                                                          16,557

PRINTING - 0.5%

Valassis Communications, Inc.     729,100                 24,288
(a)

SERVICES - 0.0%

Partsbase.Com, Inc.               600                     6

TOTAL SERVICES                                            40,851

TECHNOLOGY - 27.8%

COMMUNICATIONS EQUIPMENT - 2.4%

Cisco Systems, Inc. (a)           1,371,510               106,035

Comverse Technology, Inc. (a)     116,300                 21,981

                                                          128,016

COMPUTER SERVICES & SOFTWARE
- 7.3%

Adobe Systems, Inc.               372,800                 41,497

America Online, Inc. (a)          220,600                 14,835

Blaze Software, Inc.              1,200                   34

Caldera Systems, Inc.             800                     19

CMGI, Inc. (a)                    330,100                 37,404

Eprise Corp.                      1,600                   25

Etinuum, Inc.                     1,400                   13

First Data Corp.                  690,800                 30,568

Improvenet, Inc.                  1,600                   12

Integrated Information            1,200                   26
Systems, Inc.

Loudeye Technologies, Inc.        1,000                   35

Microsoft Corp. (a)               1,727,400               183,530

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

NCR Corp. (a)                     257,900                $ 10,348

Netpliance, Inc.                  1,600                   23

Oracle Corp. (a)                  835,800                 65,245

Snowball.com, Inc.                1,200                   12

Websense, Inc.                    700                     34

                                                          383,660

COMPUTERS & OFFICE EQUIPMENT
- 4.5%

Adaptec, Inc. (a)                 159,000                 6,141

Apple Computer, Inc. (a)          529,300                 71,886

ArrowPoint Communication,         1,900                   225
Inc.

EMC Corp. (a)                     271,600                 33,950

International Business            220,000                 25,960
Machines Corp.

Lexmark International Group,      586,800                 62,054
Inc. Class A (a)

SanDisk Corp. (a)                 58,200                  7,130

Sun Microsystems, Inc. (a)        350,000                 32,796

                                                          240,142

ELECTRONIC INSTRUMENTS - 3.3%

Aclara Biosciences, Inc.          3,600                   142

Applied Materials, Inc. (a)       892,200                 84,090

KLA-Tencor Corp. (a)              651,300                 54,872

Teradyne, Inc. (a)                438,600                 36,075

                                                          175,179

ELECTRONICS - 9.5%

Analog Devices, Inc. (a)          561,400                 45,228

CTS Corp.                         65,200                  3,716

Insilicon Corp.                   800                     13

Intel Corp.                       930,800                 122,807

LSI Logic Corp. (a)               1,222,600               88,791

Motorola, Inc.                    232,700                 33,131

PMC-Sierra, Inc. (a)              326,400                 66,484

Silicon Laboratories, Inc.        500                     44

Texas Instruments, Inc.           655,700                 104,912

Tyco International Ltd.           469,200                 23,401

Vishay Intertechnology, Inc.      201,000                 11,181
(a)

                                                          499,708

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

PHOTOGRAPHIC EQUIPMENT - 0.8%

Eastman Kodak Co.                 743,700                $ 40,392

TOTAL TECHNOLOGY                                          1,467,097

TRANSPORTATION - 0.2%

TRUCKING & FREIGHT - 0.2%

USFreightways Corp.               234,900                 8,794

UTILITIES - 0.4%

CELLULAR - 0.1%

McCaw International Ltd.          12,170                  30
warrants 4/15/07 (a)(e)

QUALCOMM, Inc. (a)                20,600                  3,076

                                                          3,106

ELECTRIC UTILITY - 0.3%

Energy East Corp.                 798,600                 15,822

PPL Corp.                         118,100                 2,473

                                                          18,295

TELEPHONE SERVICES - 0.0%

Ono Finance PLC rights            2,840                   426
5/31/09 (a)(e)

Pathnet, Inc. warrants            9,250                   93
4/15/08 (a)(e)

Universal Access, Inc.            2,500                   84

                                                          603

TOTAL UTILITIES                                           22,004

TOTAL COMMON STOCKS                                       3,692,710
(Cost $2,987,028)

NONCONVERTIBLE PREFERRED
STOCKS - 2.2%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      298,366                 6,266
Capital Corp. $2.2812

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            1,800                   1,499
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          6,351                   1,429

                                                          2,928

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            3,040                  $ 2,728
Capital Trust II 7.875%

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.5%

Adelphia Communications Corp.     22,164                  2,349
$13.00

CSC Holdings, Inc. 11.125%        170,196                 18,254
pay-in-kind

Sinclair Capital 11.625%          42,564                  3,852

                                                          24,455

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             48,350                  4,424

8.625%                            1,203                   103

Series D, $10.00                  41,288                  3,964

                                                          8,491

TOTAL MEDIA & LEISURE                                     32,946

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     15,622                  16
Corp. $3.52 pay-in-kind

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        3,242                   3,210
Corp. 12.75% pay-in-kind

UTILITIES - 1.3%

CELLULAR - 0.5%

Nextel Communications, Inc.:

11.125% pay-in-kind               27,773                  25,829

Series D, 13% pay-in-kind         461                     475

                                                          26,304

TELEPHONE SERVICES - 0.8%

Adelphia Business Solution,       7,666                   7,436
Inc. 12.875% pay-in-kind

Intermedia Communications,        7,687                   7,380
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          2,568                   2,671
12.5% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     319,907                $ 15,356
14% pay-in-kind

WinStar Communications, Inc.      4,864                   7,126
14.25% (a)

                                                          39,969

TOTAL UTILITIES                                           66,273

TOTAL NONCONVERTIBLE                                      114,367
PREFERRED STOCKS
(Cost $121,936)



CORPORATE BONDS - 14.7%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.4%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp. 6%         B1        $ 10,345                            8,379
12/1/05

Total Renal Care Holdings,        B3         4,590                              2,570
Inc. 7%  5/15/09 (e)

                                                                                10,949

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Hilton Hotels Corp. 5% 5/15/06    Ba2        5,990                              4,552

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         3,710                              3,116
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                         18,617

NONCONVERTIBLE BONDS - 14.3%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        Ba3        6,980                              6,875
Inc. 9.25% 12/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.4%

Huntsman Corp. 9.5% 7/1/07 (e)    B2        $ 3,850                            $ 3,465

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        8,230                              7,819

10.875% 5/1/09                    B2         7,360                              6,882

Sterling Chemicals, Inc.          Caa3       3,085                              2,561
11.75% 8/15/06

                                                                                20,727

METALS & MINING - 0.1%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         280                                266

12.75% 2/1/03                     B3         3,305                              2,975

                                                                                3,241

PACKAGING & CONTAINERS - 0.2%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       4,515                              3,984

9.75% 6/15/07                     Caa1       7,275                              6,548

                                                                                10,532

PAPER & FOREST PRODUCTS - 0.0%

Potlatch Corp. 6.25% 3/15/02      Baa1       810                                787

TOTAL BASIC INDUSTRIES                                                          35,287

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        985                                911
Inc. 7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         4,005                              3,985

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         2,490                              2,241

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       1,000                              947
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         4,445                              3,845

10.5% 1/15/09                     B1         1,840                              1,670

                                                                                6,462

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2      $ 530                              $ 498

7.125% 3/15/04                    Baa2       1,030                              993

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       1,200                              1,155

6.75% 2/15/08                     Baa1       570                                520

                                                                                3,166

TOTAL CONSTRUCTION & REAL                                                       16,765
ESTATE

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

TRW, Inc. 6.5% 6/1/02             Baa1       1,130                              1,101

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2       1,270                              1,205
7.875% 6/15/06

Worldtex, Inc. 9.625% 12/15/07    B1         3,730                              2,835

                                                                                4,040

TOTAL DURABLES                                                                  5,141

ENERGY - 0.4%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         3,000                              2,670
9.625% 5/15/08

ENERGY SERVICES - 0.1%

Baker Hughes, Inc. 5.8%           A2         840                                807
2/15/03

R&B Falcon Corp. 6.5% 4/15/03     Ba3        2,890                              2,615

RBF Finance Co. 11% 3/15/06       Ba3        3,250                              3,396

                                                                                6,818

OIL & GAS - 0.2%

Apache Corp. 7.625% 7/1/19        Baa1       750                                702

Chesapeake Energy Corp.           B3         5,600                              5,208
9.625% 5/1/05

Occidental Petroleum Corp.        Baa3       500                                498
6.39% 11/9/00

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.:

8% 10/15/03                       Baa1      $ 895                              $ 893

8.125% 10/15/05                   Baa1       1,305                              1,325

8.375% 7/15/04                    Baa1       1,700                              1,722

Petro-Canada 7% 11/15/28          A3         795                                700

                                                                                11,048

TOTAL ENERGY                                                                    20,536

FINANCE - 1.3%

BANKS - 0.3%

Bank of America Corp. 7.8%        Aa3        500                                501
2/15/10

Bank of Tokyo-Mitsubishi Ltd.     A3         1,420                              1,465
8.4% 4/15/10

BankBoston Corp.:

6.125% 3/15/02                    A2         3,120                              3,075

6.625% 2/1/04                     A3         600                                582

Capital One Bank:

6.375% 2/15/03                    Baa2       1,240                              1,195

6.65% 3/15/04                     Baa3       2,550                              2,468

Capital One Financial Corp.       Baa3       1,150                              1,088
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         1,590                              1,465
6/15/08 (e)(h)

Korea Development Bank:

6.625% 11/21/03                   Baa2       875                                832

7.375% 9/17/04                    Baa2       130                                124

yankee 6.5% 11/15/02              Baa2       145                                138

National Westminster Bank PLC     Aa3        495                                479
7.375% 10/1/09

Providian National Bank 6.7%      Baa3       1,020                              978
3/15/03

Summit Bancorp 8.625% 12/10/02    BBB+       650                                664

                                                                                15,054

CREDIT & OTHER FINANCE - 0.7%

Ahmanson Capital Trust I          A3         800                                774
8.36% 12/1/26 (e)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       4,310                              3,125

10% 3/15/04                       Caa3       3,130                              2,254

BanPonce Trust I 8.327% 2/1/27    A3         570                                532

Bell Atlantic Financial           A1         1,880                              1,866
Service, Inc. 7.6% 3/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

CIT Group, Inc. 5.5% 2/15/04      A1        $ 160                              $ 149

Countrywide Funding Corp.         A3         1,300                              1,265
6.45% 2/27/03

ERP Operating LP:

6.55% 11/15/01                    A3         600                                588

7.1% 6/23/04                      A3         1,000                              968

First Security Capital I          A3         850                                822
8.41% 12/15/26

Ford Motor Credit Co.:

6.21% 7/16/01 (h)                 A1         5,000                              5,005

6.5% 2/28/02                      A1         5,500                              5,411

7.5% 3/15/05                      A1         1,250                              1,239

GS Escrow Corp. 7.125% 8/1/05     Ba1        435                                387

Heller Financial, Inc. 6%         A3         2,230                              2,109
3/19/04

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        3,530                              2,471

7.6% 8/1/07                       Ba2        6,630                              3,845

7.875% 8/1/03                     Ba2        1,110                              744

Newcourt Credit Group, Inc.       A1         680                                666
6.875% 2/16/05

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       430                                407

5.875% 5/1/04                     Baa1       940                                891

The Money Store, Inc. 7.3%        A2         850                                848
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       590                                573

6.75% 5/15/09                     Baa1       780                                710

Venetian Casino Resort            Caa1       1,355                              1,274
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                                38,923

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         1,020                              918
9.25%  12/1/08

Home Savings of America FSB       A3         970                                923
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       650                                642
7% 6/13/02

Sovereign Bancorp, Inc.           Ba3        1,000                              973
6.625% 3/15/01

                                                                                3,456

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.2%

Amvescap PLC yankee 6.375%        A3        $ 1,650                            $ 1,574
5/15/03

Goldman Sachs Group L.P.          A1         5,600                              5,605
6.34% 7/27/00 (h)(j)

Morgan Stanley Dean Witter &      Aa3        1,730                              1,726
Co. 7.125% 1/15/03

                                                                                8,905

TOTAL FINANCE                                                                   66,338

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fountain View, Inc. 11.25%        Caa1       3,780                              2,570
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        805                                757
1/15/07

Unilab Corp. 12.75% 10/1/09       B3         1,150                              1,147

                                                                                4,474

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         4,080                              4,080
PLC 11.875% 5/15/09

Roller Bearing Holding, Inc.      -          4,780                              2,438
0%  6/15/09 (d)(e)

Tenneco Automotive, Inc.          B2         4,060                              3,938
11.625% 10/15/09

Tokheim Corp. 11.375% 8/1/08      B3         2,200                              1,342

Tyco International Group SA:

7% 6/15/28                        Baa1       920                                802

yankee:

6.125% 6/15/01                    Baa1       830                                815

6.375% 6/15/05                    Baa1       315                                295

                                                                                13,710

POLLUTION CONTROL - 0.4%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        2,060                              1,751

10% 8/1/09                        B2         21,050                             15,577

Browning-Ferris Industries,       Ba3        1,970                              1,517
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       360                                234
9.75% 6/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1       $ 700                              $ 688

7.1% 8/1/26                       Ba1        475                                438

                                                                                20,205

TOTAL INDUSTRIAL MACHINERY &                                                    33,915
EQUIPMENT

MEDIA & LEISURE - 4.4%

BROADCASTING - 3.5%

Adelphia Communications Corp.     B1         12,605                             12,227
9.875% 3/1/07

AMFM Operating, Inc. 12.625%      -          2,931                              3,312
10/31/06 pay-in-kind

Ascent Entertainment Group,       B3         3,085                              2,437
Inc. 0% 12/15/04 (d)

British Sky Broadcasting          Baa3       1,970                              1,921
Group PLC 8.2% 7/15/09

Century Communications Corp.      B1         4,820                              2,000
Series B, 0% 1/15/08

Chancellor Media Corp. 9%         B1         5,750                              5,750
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         2,235                              1,967

10% 4/1/09 (e)                    B2         8,015                              7,734

Citadel Broadcasting Co.          B3         1,320                              1,290
10.25% 7/1/07

Clear Channel Communications,     Baa3       2,870                              2,543
Inc. 6.875% 6/15/18

Comcast UK Cable Partners         B2         6,330                              6,014
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.     Baa2       3,390                              3,643
9% 9/1/08

CSC Holdings, Inc.:

9.25% 11/1/05                     Ba3        1,710                              1,719

9.875% 5/15/06                    Ba3        3,220                              3,317

10.5% 5/15/16                     Ba3        2,630                              2,827

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         9,340                              7,239

yankee 0% 12/15/05 (d)            B3         3,950                              3,723

Earthwatch, Inc. 0% 7/15/07       -          4,100                              2,706
unit (d)(e)

EchoStar DBS Corp. 9.25%          B2         2,230                              2,119
2/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Holdings           B1        $ 6,301                            $ 5,498
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         8,282                              8,696
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       5,500                              3,685
3/1/07 (d)

Golden Sky Systems, Inc.          B3         1,540                              1,694
12.375% 8/1/06

Hearst-Argyle Television,         Baa3       1,810                              1,676
Inc. 7.5% 11/15/27

International Cabletel, Inc.      B3         3,000                              2,775
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          7,290                              4,520
10/15/07 (d)

Nielsen Media Research, Inc.      Baa2       600                                581
7.6% 6/15/09

NorthPoint Communication          -          17,600                             15,664
Holdings, Inc. 12.875%
2/15/10 (e)

NTL Communications Corp.          B3         8,290                              8,414
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         3,240                              3,143

Olympus Communications            B1         4,095                              4,115
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         1,720                              1,634
9.625% 10/15/05

TCI Communications, Inc.:

9.25% 4/15/02                     A2         1,000                              1,040

9.8% 2/1/12                       A2         1,790                              2,120

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,090                              1,068

0% 10/1/07 (d)                    B1         15,850                             14,820

Time Warner, Inc. 9.125%          Baa3       1,595                              1,773
1/15/13

United International              B3         12,670                             8,362
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe
Communications NV:

0% 2/1/10 (d)(e)                  B2         14,995                             7,348

10.875% 8/1/09                    B2         9,459                              8,655

USA Networks, Inc./USANi LLC      Baa3       335                                319
6.75% 11/15/05

                                                                                182,088

ENTERTAINMENT - 0.3%

Bally Total Fitness Holding       B3         5,720                              5,177
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       160                                164
8/15/09 (e)

Cinemark USA, Inc. 8.5% 8/1/08    B2         4,740                              2,939

Paramount Communications,         Baa3       600                                598
Inc. 7.5% 1/15/02

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2      $ 5,600                            $ 2,240

9.5% 6/1/08                       Caa2       5,460                              2,348

Viacom, Inc.:

6.75% 1/15/03                     Baa3       1,080                              1,058

7.75% 6/1/05                      Baa3       1,310                              1,320

                                                                                15,844

LODGING & GAMING - 0.2%

Courtyard by Marriott II          B-         5,010                              4,897
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        3,340                              2,923
8/1/05

Host Marriott LP 8.375%           Ba2        5,990                              5,361
2/15/06

                                                                                13,181

PUBLISHING - 0.2%

Garden State Newspapers, Inc.     B1         5,830                              5,028
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       1,150                              1,070

8.5% 2/15/05                      Baa3       320                                330

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       350                                342

8.375% 3/15/23                    Baa2       2,480                              2,582

                                                                                9,352

RESTAURANTS - 0.2%

CKE Restaurants, Inc. 9.125%      B2         4,755                              3,329
5/1/09

Domino's, Inc. 10.375% 1/15/09    B3         5,940                              5,435

NE Restaurant, Inc. 10.75%        B3         4,400                              3,696
7/15/08

                                                                                12,460

TOTAL MEDIA & LEISURE                                                           232,925

NONDURABLES - 0.1%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,075                              1,057

6.4% 12/15/03                     Baa3       1,180                              1,131

                                                                                2,188

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1      $ 1,280                            $ 1,225

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          Caa1       2,430                              1,725
Corp. 9% 11/1/06

TOBACCO - 0.0%

Philip Morris Companies, Inc.     A2         540                                534
7.25% 9/15/01

RJ Reynolds Tobacco Holdings,     Baa2       900                                820
Inc. 7.375% 5/15/03

                                                                                1,354

TOTAL NONDURABLES                                                               6,492

RETAIL & WHOLESALE - 0.4%

DRUG STORES - 0.0%

Rite Aid Corp.:

6% 12/15/00 (e)                   B1         145                                104

6.5% 12/15/05 (e)                 B1         990                                535

7.125% 1/15/07                    B1         400                                208

                                                                                847

GENERAL MERCHANDISE STORES -
0.1%

Dayton Hudson Corp. 7.5%          A2         1,000                              1,013
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       1,100                              1,053

8.5% 6/15/03                      Baa1       520                                533

Kmart Corp. 12.5% 3/1/05          Ba1        4,240                              4,770

                                                                                7,369

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,810                              1,803

Pathmark Stores, Inc. 9.625%      Caa3       12,420                             8,942
5/1/03

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3         1,710                              838

9.5% 8/1/03                       B3         3,635                              1,781

                                                                                13,364

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

J. Crew Operating Corp.           Caa1       130                                114
10.375% 10/15/07

TOTAL RETAIL & WHOLESALE                                                        21,694

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 0.2%

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1      $ 1,830                            $ 1,885
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         4,570                              2,788
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       4,350                              3,415

                                                                                6,203

TOTAL SERVICES                                                                  8,088

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 0.7%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa1       5,085                              2,949

Concentric Network Corp.          B-         935                                1,000
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         6,455                              3,679

12% 2/15/10 (e)                   B3         8,910                              7,930

12.5% 2/15/09                     B3         1,758                              1,617

Exodus Communications, Inc.:

10.75% 12/15/09                   B-         1,860                              1,841

11.25% 7/1/08                     B-         3,131                              3,162

Federal Data Corp. 10.125%        B3         6,800                              4,590
8/1/05

PSINet, Inc.:

10.5% 12/1/06                     B3         8,350                              8,058

11% 8/1/09                        B3         2,855                              2,798

                                                                                37,624

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       800                                783

7.25% 9/1/02                      Baa1       1,750                              1,731

Globix Corp. 12.5% 2/1/10 (e)     -          5,285                              4,862

Sun Microsystems, Inc. 7%         Baa1       345                                342
8/15/02

                                                                                7,718

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3         6,330                              6,615
12.75% 8/1/09 (e)

Details, Inc. 10% 11/15/05        B3         285                                265

Fairchild Semiconductor Corp.     B3         3,740                              3,647
10.375% 10/1/07

Micron Technology, Inc. 6.5%      B3         2,000                              1,660
9/30/05 (j)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

SCG Holding                       B2        $ 3,370                            $ 3,606
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

Viasystems, Inc. 9.75% 6/1/07     B3         2,980                              2,503

                                                                                18,296

TOTAL TECHNOLOGY                                                                63,638

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B2         7,520                              6,843

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       280                                272

7.73% 9/15/12                     Baa1       113                                109

Delta Air Lines, Inc.:

8.3% 12/15/29                     Baa3       1,450                              1,337

9.875% 5/15/00                    Baa3       500                                501

Kitty Hawk, Inc. 9.95%            B1         5,900                              5,340
11/15/04

Qantas Airways Ltd. 7.75%         Baa1       1,090                              1,085
6/15/09 (e)

US Airways Group, Inc.            Ba3        3,340                              2,772
10.375% 3/1/13

                                                                                18,259

RAILROADS - 0.2%

Burlington Northern Santa Fe
Corp.:

6.125% 3/15/09                    Baa2       1,550                              1,396

7.29% 6/1/36                      Baa2       1,500                              1,439

Canadian National Railway Co.     Baa2       1,000                              884
6.9%  7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       585                                529

6.46% 6/22/05                     Baa2       990                                936

Norfolk Southern Corp. 7.05%      Baa1       2,340                              2,286
5/1/37

Wisconsin Central                 Baa2       1,000                              924
Transportation Corp. 6.625%
4/15/08

                                                                                8,394

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1       910                                537

TOTAL TRANSPORTATION                                                            27,190

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - 3.9%

CELLULAR - 1.2%

Cable & Wireless                  Baa1      $ 1,455                            $ 1,435
Communications PLC  6.375%
3/6/03

Leap Wireless International,      Caa2       2,470                              2,433
Inc. 12.5%  4/15/10 unit (e)

McCaw International Ltd. 0%       Caa1       12,507                             8,755
4/15/07 (d)

Millicom International            Caa1       14,525                             12,128
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         29,140                             20,179

9.375% 11/15/09                   B1         2,780                              2,572

12% 11/1/08                       B1         1,810                              1,937

Nextel International, Inc. 0%     Caa1       7,730                              4,638
4/15/08 (d)

Rogers Communications, Inc.       B2         6,300                              6,080
8.875% 7/15/07

Voicestream Wireless              B2         6,090                              6,090
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(e)

                                                                                66,247

ELECTRIC UTILITY - 0.1%

Avon Energy Partners Holdings     Baa2       1,320                              1,214
6.46% 3/4/08 (e)

Hydro-Quebec yankee 8.4%          A2         1,050                              1,183
3/28/25

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (e)                A3         1,355                              1,227

yankee 7.875% 12/15/26 (e)        A3         660                                596

Texas Utilities Co. 6.375%        Baa3       465                                419
1/1/08

                                                                                4,639

GAS - 0.0%

CMS Panhandle Holding Co.         Baa3       600                                567
6.125% 3/15/04

TELEPHONE SERVICES - 2.6%

Allegiance Telecom, Inc. 0%       B3         2,035                              1,374
2/15/08 (d)

e.spire Communications, Inc.      -          2,500                              2,000
13.75%  7/15/07

FirstWorld Communications,        -          4,430                              1,994
Inc. 0% 4/15/08 (d)

Focal Communications Corp. 0%     B3         8,055                              5,236
2/15/08 (d)

Globenet Communication Group      Caa1       1,845                              1,817
Ltd. 13% 7/15/07

GST Network Funding, Inc. 0%      -          5,700                              2,451
5/1/08 (d)

GST Equipment Funding, Inc.       -          2,370                              1,659
13.25% 5/1/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

GST Telecommunications, Inc.      -         $ 1,510                            $ 1,057
12.75% 11/15/07

GTE Corp. 6.175% 6/12/00 (h)      -          5,000                              4,998

Hyperion Telecommunications,      Caa1       2,060                              2,112
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (d)                    B3         1,260                              1,159

0% 5/1/06 (d)                     B3         1,350                              1,080

ICG Services, Inc. 0% 5/1/08      B3         8,280                              4,223
(d)

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         2,270                              1,277

8.6% 6/1/08                       B2         6,150                              5,412

KMC Telecom Holdings, Inc.        Caa2       5,290                              4,867
13.5% 5/15/09

Logix Communications              -          7,140                              3,427
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         1,180                              1,230
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         6,330                              4,969

9.5% 11/1/08                      B1         4,615                              4,338

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         6,670                              6,136

10.5% 12/1/09 (e)                 B2         2,350                              2,233

Ono Finance PLC 13% 5/1/09        Caa1       3,385                              3,444

Pathnet, Inc. 12.25% 4/15/08      -          9,250                              5,920

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         14,352                             6,889

12.75% 4/15/09                    B3         6,605                              5,482

Telecomunicaciones de Puerto      Baa2       1,385                              1,297
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       1,716                              1,649

7.7% 7/20/29                      Baa1       1,575                              1,514

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       11,365                             5,910

11.5% 12/1/07                     Caa1       9,610                              8,553

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       1,920                              1,958

0% 10/15/05 (d)                   Caa1       1,960                              3,312

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

0% 3/1/07 (h)                     CCC+      $ 2,450                            $ 3,871

0% 3/15/08 (d)                    CCC+       12,080                             14,496

12.75% 4/15/10 (e)                B3         6,089                              5,883

                                                                                135,227

TOTAL UTILITIES                                                                 206,680

TOTAL NONCONVERTIBLE BONDS                                                      756,038

TOTAL CORPORATE BONDS                                                           774,655
(Cost $837,702)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.1%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Fannie Mae:

0% 8/24/00                        -          25,000                             24,394

6% 5/15/08                        Aaa        10,500                             9,747

6.5% 4/29/09                      Aaa        2,160                              2,008

7.125% 1/15/30                    Aaa        3,620                              3,665

Freddie Mac:

0% 8/17/00                        -          5,000                              4,885

5.5% 5/15/02                      Aaa        10,500                             10,201

5.75% 3/15/09                     Aaa        4,700                              4,256

6.875% 1/15/05                    Aaa        2,200                              2,179

7.625% 9/9/09                     Aaa        630                                620

TOTAL U.S. GOVERNMENT AGENCY                                                    61,955
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
0.9%

U.S. Treasury Bills, yield at     -          8,000                              7,890
date of purchase 5.79%
6/29/00 (g)

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa        250                                224

6.125% 8/15/29                    Aaa        400                                408

6.875% 8/15/25                    Aaa        2,375                              2,608

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

7.625% 2/15/25                    Aaa       $ 590                              $ 703

8% 11/15/21                       Aaa        500                                609

8.125% 8/15/19                    Aaa        15,820                             19,234

8.875% 8/15/17                    Aaa        2,290                              2,930

12% 8/15/13                       Aaa        815                                1,101

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        5,665                              5,114

6.625% 6/30/01                    Aaa        4,710                              4,718

7% 7/15/06                        Aaa        2,500                              2,584

TOTAL U.S. TREASURY                                                             48,123
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       110,078
GOVERNMENT AGENCY OBLIGATIONS
(Cost $109,026)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 2.6%



FANNIE MAE - 2.0%

6% 1/1/09 to 1/1/29               Aaa        16,088                             15,047

6.5% 4/1/14 to 12/1/29            Aaa        25,826                             24,350

7% 12/1/24 to 12/1/29             Aaa        35,386                             34,067

7.5% 5/1/27 to 3/1/30             Aaa        24,473                             24,060

8% 1/1/30 to 2/1/30               Aaa        3,200                              3,209

8% 4/1/30 (f)                     Aaa        2,367                              2,374

                                                                                103,107

FREDDIE MAC - 0.2%

7.5% 4/1/22 to 12/1/29            Aaa        2,256                              2,225

8% 10/1/19 to 4/1/27              Aaa        10,183                             10,224

                                                                                12,449

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.4%

6% 6/15/08 to 9/15/10             Aaa       $ 994                              $ 951

6.5% 9/15/08 to 4/15/29           Aaa        11,872                             11,358

7% 1/15/28 to 7/15/28             Aaa        6,464                              6,264

7.5% 10/15/22 to 8/15/28          Aaa        2,778                              2,768

8% 5/15/25                        Aaa        237                                240

                                                                                21,581

TOTAL U.S. GOVERNMENT AGENCY                                                    137,137
-  MORTGAGE SECURITIES
(Cost $140,665)

ASSET-BACKED SECURITIES - 0.3%



Airplanes pass through trust      Ba2        4,490                              3,682
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        1,510                              1,470
Housing Contract Trust V
6.2% 4/10/09

Capita Equipment Receivables      Baa2       1,000                              967
Trust 6.48% 10/15/06

CIT Marine Trust 5.8% 4/15/10     Aaa        1,190                              1,129

CPS Auto Grantor Trust 6.55%      Aaa        283                                282
8/15/02

CPS Auto Receivables Trust 6%     Aaa        863                                850
8/15/03

CSXT Trade Receivables Master     Aaa        1,780                              1,777
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       890                                875

6.4% 12/15/02                     Baa2       490                                484

Green Tree Financial Corp.        Aaa        233                                233
6.8% 6/15/27

Key Auto Finance Trust 6.3%       A2         414                                411
10/15/03

Olympic Automobile                Aaa        175                                175
Receivables Trust 6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       591                                589
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (e)(h)

Sears Credit Account Master       Aaa        650                                644
Trust II 7%  7/15/08

UAF Auto Grantor Trust 6.1%       Aaa        943                                934
1/15/03 (e)

TOTAL ASSET-BACKED SECURITIES                                                   14,502
(Cost $15,684)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3       $ 1,241                            $ 595
and Securitization LLC
Series 1997-2 Class 2B,
7.185% 12/29/25 (e)(h)

U.S. GOVERNMENT AGENCY - 0.0%

Fannie Mae REMIC planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa        800                                734
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        700                                641
12/25/29

TOTAL U.S. GOVERNMENT AGENCY                                                    1,375

TOTAL COLLATERALIZED MORTGAGE                                                   1,970
OBLIGATIONS
(Cost $2,007)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bankers Trust REMIC Trust         Baa3       1,248                              1,199
1988-1 Series 1998-S1A Class
G, 8.256% 11/28/02 (e)(h)

Berkeley Federal Bank & Trust     -          1,900                              1,362
FSB Series 1994 Class 1B
7.5003% 8/1/24 (e)(h)

BKB Commercial Mortgage Trust     BBB        674                                670
Series 1997-C1 Class D,
7.83% 2/25/43 (e)(h)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         990                                976

Class B, 7.48% 2/1/08             A          770                                764

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       1,910                              1,775
1/17/35

Series 1998-FL1 Class E,          Baa2       2,210                              2,192
6.7625% 1/10/13 (e)(h)

Deutsche Mortgage & Asset         Baa2       1,420                              1,287
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (e)       Aa2        1,200                              1,169

Class C-1, 7.52% 5/15/06 (e)      A2         1,000                              973

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (h)      -          1,100                              898

Class E, 8.1256% 4/1/39 (h)       -          1,800                              1,294

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -         $ 500                              $ 347
8.1097% 4/15/19 (e)(h)

Series 1997-B Class E,            -          1,050                              629
7.8912% 9/15/19 (e)(h)

GAFCO Franchisee Loan Trust       -          1,650                              1,321
Series 1998-1 Class D, 14%
6/1/16 (e)(h)

General Motors Acceptance         Ba3        750                                597
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (e)

GS Mortgage Securities Corp.      Baa3       1,750                              1,520
II Series 1998-GLII Class E,
6.9698% 4/13/31 (e)(h)

LTC Commercial Mortgage pass
through certificates:

Series 1996-1 Class E, 9.16%      BB-        500                                442
4/15/28

Series 1998-1 Class A, 6.029%     AAA        1,008                              945
5/30/30 (e)

Morgan Stanley Capital I,         -          1,677                              1,677
Inc. Series 1996-MBL1 Class
E, 8.3882% 5/25/21 (e)(h)

Mortgage Capital Funding,         Aaa        1,215                              1,146
Inc. Series 1998-MC3 Class
A1, 6.001% 11/18/31

Nomura Asset Securities Corp.     Baa2       1,420                              1,303
Series 1998-D6 Class A-4,
7.1288% 3/17/28 (h)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B2, 10.2538% 1/15/03        -          1,100                              1,009
(e)(h)

Class B2-A, 10.2538% 1/15/03      -          300                                275
(e)(h)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (e)        -          1,750                              1,099

Class L, 7.9% 11/15/26 (e)        -          1,300                              664

Resolution Trust Corp. Series     Baa3       443                                359
1991-M2 Class A3, 7.1046%
9/25/20 (h)

Structured Asset Securities
Corp.:

Series 1995-C1 Class E,           BB         1,100                              990
7.375% 9/25/24 (e)

Series 1996-CFL:

Class E, 7.75% 2/25/28            BBB        820                                811

Class G, 7.75% 2/25/28 (e)        B+         2,000                              1,760

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       1,410                              1,305
(e)

Series E-2, 7.224% 12/15/10       Baa3       840                                765
(e)

TOTAL COMMERCIAL MORTGAGE                                                       33,523
SECURITIES
(Cost $34,626)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 0.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic yankee:

8.75% 4/15/03                     Baa2      $ 280                              $ 285

8.875% 4/15/08                    Baa2       394                                415

Quebec Province 7.5% 9/15/29      A2         4,020                              4,039

United Mexican States 9.875%      Baa3       1,100                              1,158
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                    5,897
GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,811)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter-American Development        Aaa        1,600                              1,551
Bank  yankee 6.29% 7/16/27
(Cost $1,590)


BANK NOTES - 0.2%



Bank of America NA 6.1%              5,000            4,998
6/21/00

Bank One NA 6.29% 8/25/00            5,500            5,493

TOTAL BANK NOTES                                      10,491
(Cost $10,500)

CERTIFICATES OF DEPOSIT - 0.5%



Bayerische Hypo-und                  5,000            4,992
Vereinsbank AG yankee
5.9238% 5/15/00 (h)

Canadian Imperial Bank of            5,000            4,999
Commerce yankee 6.13%
4/13/00 (h)

Commerzbank AG yankee 5.58%          5,000            4,991
6/12/00

Fleet National Bank 6.2475%          5,000            5,000
5/5/00 (h)

Westdeutsche Landesbank              5,000            4,999
Girozentrale yankee 6.03%
5/23/00

TOTAL CERTIFICATES OF DEPOSIT                         24,981
(Cost $24,993)

COMMERCIAL PAPER - 0.4%



CXC, Inc. 6.05% 5/10/00              5,000            4,969

Den Danske Corp., Inc. yankee        5,000            4,957
5.94% 5/24/00

Finova Capital Corp. 6.24%           5,000            4,999
4/10/00 (h)

Salomon Smith Barney                 5,000            4,977
Holdings, Inc. 5.95% 5/1/00

TOTAL COMMERCIAL PAPER                                19,902
(Cost $19,895)


CASH EQUIVALENTS - 5.8%

                               MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase      $ 2,010                              $ 2,009
agreements (U.S. Government
Obligations), in a joint
trading account at 6.24%,
dated 3/31/00 due 4/3/00

                               SHARES

Central Cash Collateral Fund,   277,300                              277
6.03% (c)

Taxable Central Cash Fund,      302,047,247                          302,047
5.85% (c)

TOTAL CASH EQUIVALENTS                                               304,333
(Cost $304,333)

TOTAL INVESTMENT PORTFOLIO -                                         5,246,097
99.5%
(Cost $4,615,796)

NET OTHER ASSETS - 0.5%                                              26,370

NET ASSETS - 100%                                                   $ 5,272,467



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/LOSS (000S)
                                              VALUE (000S)

PURCHASED

393 S&P 500 Stock Index  June 2000            $ 148,878                      $ (806)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 2.8%


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $110,270,000 or 2.1% of net assets.

(f) Security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,890,000.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   ACQUISITION COST (000S)

Alliance Gaming Corp.         7/28/98            $ 253

Goldman Sachs Group L.P.      1/25/99            $ 5,600
6.34% 7/27/00

Micron Technology, Inc. 6.5%  7/15/99 - 11/1/99  $ 1,598
9/30/05

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS             S&P RATINGS

Aaa, Aa, A        5.1%      AAA, AA, A    4.6%

Baa               1.7%      BBB           1.6%

Ba                1.3%      BB            1.6%

B                 7.4%      B             8.1%

Caa               2.1%      CCC           1.5%

Ca, C             0.0%      CC, C         0.2%

                            D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.2%. FMR has determined that unrated debt securities that are lower quality account for 1.2% of the total value of investment in securities.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $4,618,948,000. Net unrealized appreciation aggregated $627,149,000, of which $836,327,000 related to appreciated investment securities and $209,178,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     MARCH 31,
                                      2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 5,246,097
value (including repurchase
agreements of $2,009) (cost
$4,615,796) -  See
accompanying schedule

Cash                                        2,837

Receivable for investments                  192,932
sold

Receivable for fund shares                  6,254
sold

Dividends receivable                        3,660

Interest receivable                         21,911

Receivable for daily                        1,081
variation on futures
contracts

Other receivables                           104

 TOTAL ASSETS                               5,474,876

LIABILITIES

Payable for investments         $ 177,605
purchased Regular delivery

 Delayed delivery                2,377

Payable for fund shares          18,709
redeemed

Accrued management fee           2,494

Other payables and accrued       947
expenses

Collateral on securities         277
loaned, at value

 TOTAL LIABILITIES                          202,409

NET ASSETS                                 $ 5,272,467

Net Assets consist of:

Paid in capital                            $ 4,031,781

Undistributed net investment                60,569
income

Accumulated undistributed net               550,615
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 629,502
(depreciation) on investments

NET ASSETS, for 262,202                    $ 5,272,467
shares outstanding

NET ASSET VALUE, offering                   $20.11
price and redemption price
per share ($5,272,467
(divided by) 262,202 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                     SIX
                     MONTHS ENDED MARCH 31, 2000
                                     (UNAUDITED)

INVESTMENT INCOME                       $ 24,229
Dividends

Interest                                 59,237

Security lending                         2

 TOTAL INCOME                            83,468

EXPENSES

Management fee                $ 15,060

Transfer agent fees            5,370

Accounting and security        402
lending fees

Non-interested trustees'       13
compensation

Custodian fees and expenses    52

Registration fees              15

Audit                          32

Legal                          17

Reports to shareholders        233

Miscellaneous                  10

 Total expenses before         21,204
reductions

 Expense reductions            (839)     20,365

NET INVESTMENT INCOME                    63,103

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         559,457

 Futures contracts             (216)     559,241

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         72,044

 Futures contracts             (806)     71,238

NET GAIN (LOSS)                          630,479

NET INCREASE (DECREASE) IN              $ 693,582
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 63,103                    $ 122,999
income

 Net realized gain (loss)         559,241                     312,734

 Change in net unrealized         71,238                      387,947
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       693,582                     823,680
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (117,014)                   (82,569)
From net investment income

 From net realized gain           (286,035)                   (632,226)

 TOTAL DISTRIBUTIONS              (403,049)                   (714,795)

Share transactions Net            438,140                     1,012,409
proceeds from sales of shares

 Reinvestment of distributions    395,685                     702,529

 Cost of shares redeemed          (903,184)                   (1,309,362)

 NET INCREASE (DECREASE) IN       (69,359)                    405,576
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       221,174                     514,461
IN NET ASSETS

NET ASSETS

 Beginning of period              5,051,293                   4,536,832

 End of period (including        $ 5,272,467                 $ 5,051,293
undistributed net investment
income of $60,569 and
$124,030, respectively)

OTHER INFORMATION
Shares

 Sold                             22,547                      52,137

 Issued in reinvestment of        21,014                      38,986
distributions

 Redeemed                         (46,464)                    (67,394)

 Net increase (decrease)          (2,903)                     23,729


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MARCH 31, 2000  YEARS ENDED SEPTEMBER 30,

                               (UNAUDITED)                      1999                  1998     1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 19.05                          $ 18.80               $ 19.97  $ 16.56  $ 14.88   $ 13.91
of period

Income from Investment
Operations

Net investment  income          .28 D                            .46 D                 .49 D    .42 D    .47       .26

Net realized and unrealized     2.33                             2.82                  .49      4.49     1.44      1.07
gain (loss)

Total from investment           2.61                             3.28                  .98      4.91     1.91      1.33
operations

Less Distributions

 From net investment income     (.45)                            (.35)                 (.40)    (.43)    (.23)     (.27)

From net  realized gain         (1.10)                           (2.68)                (1.75)   (1.07)   -         -

In excess of net  realized      -                                -                     -        -        -         (.09)
gain

Total distributions             (1.55)                           (3.03)                (2.15)   (1.50)   (.23)     (.36)

Net asset value,  end of       $ 20.11                          $ 19.05               $ 18.80  $ 19.97  $ 16.56   $ 14.88
period

TOTAL RETURN B, C               14.25%                           18.37%                5.33%    31.57%   12.99%    9.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 5,272                          $ 5,051               $ 4,537  $ 4,457  $ 3,099   $ 2,850
(in millions)

Ratio of expenses  to average   .81% A                           .83%                  .84%     .87%     1.02%     1.03%
 net assets

Ratio of expenses to average    .78% A, E                        .80% E                .80% E   .86% E   1.01% E   1.02% E
net assets  after expense
reductions

Ratio of net investment         2.40% A                          2.38%                 2.49%    2.36%    2.51%     3.16%
income to average net assets

Portfolio turnover  rate        184% A                           101%                  150%     70%      138%      119%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES  CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $7,267,000 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,573,687,000 and $5,138,763,000, respectively, of which U.S. government and government agency obligations aggregated
$430,145,000 and $383,832,000 respectively.

The market value of futures contracts opened and closed during the period amounted to $203,188,000 and $53,288,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.57% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.20% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $141,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $272,000. The fund received cash collateral of $277,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $661,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $168,000, respectively, under these arrangements.

7. LITIGATION.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on January 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    9,236,284,897.10    91.049

Withheld       908,009,262.53      8.951

TOTAL          10,144,294,159.63   100.000

PHYLLIS BURKE DAVIS
Affirmative    9,230,630,093.84    90.993

Withheld       913,664,065.79      9.007

TOTAL          10,144,294,159.63   100.000

ROBERT M. GATES
Affirmative    9,229,765,299.40    90.985

Withheld       914,528,860.23      9.015

TOTAL          10,144,294,159.63   100.000

EDWARD C. JOHNSON 3D
Affirmative    9,238,995,291.00    91.076

Withheld       905,298,868.63      8.924

TOTAL          10,144,294,159.63   100.000

DONALD J. KIRK
Affirmative    9,239,398,966.63    91.080

Withheld       904,895,193.00      8.920

TOTAL          10,144,294,159.63   100.000

NED C. LAUTENBACH
Affirmative    9,242,987,434.50    91.115

Withheld       901,306,725.13      8.885

TOTAL          10,144,294,159.63   100.000

PETER S. LYNCH
Affirmative    9,244,167,288.46    91.127

Withheld       900,126,871.17      8.873

TOTAL          10,144,294,159.63   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
WILLIAM O. MCCOY
Affirmative    9,241,448,245.01    91.100

Withheld       902,845,914.62      8.900

TOTAL          10,144,294,159.63   100.000

GERALD C. MCDONOUGH
Affirmative    9,225,179,175.53    90.940

Withheld       919,114,984.10      9.060

TOTAL          10,144,294,159.63   100.000

MARVIN L. MANN
Affirmative    9,239,784,813.43    91.084

Withheld       904,509,346.20      8.916

TOTAL          10,144,294,159.63   100.000

ROBERT C. POZEN
Affirmative    9,243,097,097.59    91.116

Withheld       901,197,062.04      8.884

TOTAL          10,144,294,159.63   100.000

THOMAS R. WILLIAMS
Affirmative    9,225,736,400.63    90.945

Withheld       918,557,759.00      9.055

TOTAL          10,144,294,159.63   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    2,100,505,331.70   82.143

Against        38,207,892.61      1.494

Abstain        418,433,105.95     16.363

TOTAL          2,557,146,330.26   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


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please call 1-800-544-9797.

ARIZONA

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251 University Avenue
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7676 Hazard Center Drive
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4400 N. Federal Highway
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GEORGIA

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ILLINOIS

One North Franklin Street
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1415 West 22nd Street
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3232 Lake Avenue
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INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
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MARYLAND

7401 Wisconsin Avenue
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1 West Pennsylvania Ave.
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MASSACHUSETTS

470 Boylston Street
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416 Belmont Street
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MICHIGAN

280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA

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MISSOURI

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8885 Ladue Road
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NEW JERSEY

150 Essex Street
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56 South Street
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501 Route 17, South
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NEW YORK

1055 Franklin Avenue
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999 Walt Whitman Road
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1271 Avenue of the Americas
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NORTH CAROLINA

4611 Sharon Road
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28699 Chagrin Boulevard
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16850 SW 72 Avenue
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TENNESSEE

6150 Poplar Road
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TEXAS

10000 Research Boulevard
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400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
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UTAH

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Salt Lake City, UT

VIRGINIA

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WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
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WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
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(LETTER_GRAPHIC)FOR NON-RETIREMENT
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Fidelity Investments
Attn: Redemptions - CP6I
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GENERAL CORRESPONDENCE

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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
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SELLING SHARES

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P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Bradford F. Lewis, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Co x *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AMG-SANN-0500  100857
1.702312.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
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 (for the deaf and hearing impaired)
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 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
ASSET MANAGER: INCOMESM

SEMIANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

MARKET RECAP          6   An overview of the market's
                          performance and the factors
                          driving it.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  39  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 43  Notes to the financial
                          statements.

PROXY VOTING RESULTS  47

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: IncomeSM, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

ASSET MANAGER: INCOME            5.65%          5.90%        62.29%        95.35%

Asset Manager: Income Composite  5.32%          6.12%        62.40%        n/a

 S&P 500 (registered trademark)  17.51%         17.94%       227.31%       322.31%

 LB Aggregate Bond               2.08%          1.87%        41.20%        57.64%

 LB 3 Month T-Bill               2.65%          5.15%        30.16%        n/a

Income Funds Average             5.83%          6.65%        79.77%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

ASSET MANAGER: INCOME            5.90%        10.17%        9.34%

Asset Manager: Income Composite  6.12%        10.18%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Asset Manager: Income       20 S&P/50 LBAgg/30 LB 3Mo
S&P 500                     LB Aggregate Bond
             00328                       F0056
SP001                       LB001
  1992/10/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/11/30      10131.75                    10058.70
   10341.00                    10002.00
  1992/12/31      10335.71                    10137.21
   10468.19                    10161.03
  1993/01/31      10601.78                    10234.73
   10556.13                    10356.12
  1993/02/28      10775.92                    10335.59
   10699.69                    10537.36
  1993/03/31      11012.63                    10403.50
   10925.45                    10581.61
  1993/04/30      11095.59                    10390.02
   10661.06                    10655.68
  1993/05/31      11157.79                    10454.60
   10946.77                    10669.54
  1993/06/30      11282.63                    10544.51
   10978.52                    10862.65
  1993/07/31      11376.79                    10568.86
   10934.61                    10924.57
  1993/08/31      11628.47                    10733.74
   11349.03                    11115.75
  1993/09/30      11660.07                    10744.26
   11261.64                    11145.76
  1993/10/31      11818.44                    10814.63
   11494.76                    11187.00
  1993/11/30      11744.57                    10772.19
   11385.56                    11091.91
  1993/12/31      11926.14                    10827.23
   11523.32                    11151.81
  1994/01/31      12131.02                    10961.16
   11915.11                    11302.36
  1994/02/28      11915.04                    10840.81
   11592.21                    11105.70
  1994/03/31      11687.39                    10689.04
   11086.79                    10831.39
  1994/04/30      11698.18                    10705.13
   11228.70                    10744.74
  1994/05/31      11731.10                    10753.94
   11412.86                    10743.66
  1994/06/30      11665.22                    10715.66
   11133.24                    10720.03
  1994/07/31      11819.10                    10865.25
   11498.41                    10933.36
  1994/08/31      11940.44                    10974.39
   11969.85                    10946.48
  1994/09/30      11829.82                    10895.26
   11676.58                    10785.56
  1994/10/31      11863.39                    10965.43
   11939.31                    10775.86
  1994/11/30      11774.41                    10899.32
   11504.48                    10752.15
  1994/12/31      11763.68                    10979.99
   11675.09                    10826.34
  1995/01/31      11831.41                    11125.48
   11977.82                    11040.70
  1995/02/28      12046.30                    11310.15
   12444.60                    11303.47
  1995/03/31      12171.32                    11427.24
   12811.84                    11372.42
  1995/04/30      12330.59                    11567.79
   13189.15                    11531.63
  1995/05/31      12627.09                    11830.48
   13716.32                    11977.91
  1995/06/30      12752.88                    11944.07
   14034.95                    12065.35
  1995/07/31      12959.19                    12038.69
   14500.35                    12038.80
  1995/08/31      13074.38                    12116.36
   14536.74                    12184.47
  1995/09/30      13247.66                    12280.54
   15150.19                    12302.66
  1995/10/31      13270.83                    12357.37
   15096.11                    12462.60
  1995/11/30      13503.77                    12551.07
   15758.83                    12649.53
  1995/12/31      13726.82                    12688.84
   16062.34                    12826.63
  1996/01/31      13880.66                    12828.08
   16609.11                    12911.28
  1996/02/29      13785.70                    12798.43
   16763.07                    12686.63
  1996/03/31      13773.58                    12815.21
   16924.50                    12597.82
  1996/04/30      13785.38                    12856.13
   17173.97                    12527.27
  1996/05/31      13833.79                    12944.55
   17616.88                    12502.22
  1996/06/30      13942.35                    13032.02
   17684.00                    12669.75
  1996/07/31      13846.45                    12955.05
   16902.72                    12703.96
  1996/08/31      13881.96                    13031.59
   17259.20                    12682.36
  1996/09/30      14211.73                    13272.88
   18230.55                    12903.03
  1996/10/31      14517.86                    13463.56
   18733.35                    13189.48
  1996/11/30      14937.29                    13765.93
   20149.40                    13415.02
  1996/12/31      14799.54                    13699.20
   19750.24                    13290.26
  1997/01/31      15016.25                    13910.53
   20984.24                    13331.46
  1997/02/28      15080.03                    13966.00
   21148.76                    13364.79
  1997/03/31      14810.26                    13791.31
   20279.75                    13216.44
  1997/04/30      15080.75                    14079.69
   21490.45                    13414.69
  1997/05/31      15416.69                    14340.39
   22798.79                    13542.13
  1997/06/30      15649.97                    14569.69
   23820.18                    13703.28
  1997/07/31      16144.31                    15021.41
   25715.55                    14073.27
  1997/08/31      15948.38                    14810.00
   24274.97                    13953.64
  1997/09/30      16223.60                    15102.26
   25604.51                    14160.16
  1997/10/31      16249.53                    15130.35
   24749.32                    14365.48
  1997/11/30      16434.63                    15324.75
   25894.96                    14431.56
  1997/12/31      16635.67                    15474.53
   26339.58                    14577.32
  1998/01/31      16785.91                    15630.08
   26630.89                    14763.91
  1998/02/28      17073.26                    15866.63
   28551.51                    14752.10
  1998/03/31      17252.00                    16078.48
   30013.64                    14802.26
  1998/04/30      17223.94                    16174.34
   30315.57                    14879.23
  1998/05/31      17348.60                    16217.39
   29794.45                    15020.58
  1998/06/30      17557.06                    16438.85
   31004.70                    15148.00
  1998/07/31      17487.06                    16442.98
   30674.50                    15180.15
  1998/08/31      17108.65                    16124.02
   26239.58                    15427.23
  1998/09/30      17530.85                    16544.99
   27920.49                    15788.41
  1998/10/31      17700.56                    16789.85
   30191.54                    15705.11
  1998/11/30      17955.86                    17058.05
   32021.45                    15794.05
  1998/12/31      18352.35                    17300.23
   33866.52                    15841.55
  1999/01/31      18694.97                    17526.44
   35282.82                    15954.70
  1999/02/28      18396.86                    17280.26
   34186.23                    15676.13
  1999/03/31      18651.80                    17488.59
   35554.02                    15763.11
  1999/04/30      18832.67                    17670.58
   36931.03                    15813.08
  1999/05/31      18590.69                    17530.06
   36059.09                    15673.92
  1999/06/30      18773.04                    17717.04
   38060.37                    15623.86
  1999/07/31      18650.82                    17591.53
   36872.12                    15558.24
  1999/08/31      18682.10                    17590.93
   36689.61                    15550.34
  1999/09/30      18696.80                    17620.30
   35683.95                    15730.79
  1999/10/31      18897.81                    17897.85
   37942.03                    15788.83
  1999/11/30      19036.94                    17991.75
   38713.39                    15787.73
  1999/12/31      19399.55                    18184.82
   40993.61                    15711.61
  2000/01/31      19065.08                    17995.63
   38934.09                    15660.21
  2000/02/29      19368.03                    18060.34
   38197.06                    15849.57
  2000/03/31      19752.73                    18558.32
   41933.88                    16058.24
IMATRL PRASUN   SHR__CHT 20000331 20000410 155728 R00000000000092

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Asset Manager: Income Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $19,753 - a 97.53% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $16,058 a 60.58% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $41,934 - a 319.34% increase. You can also look at how the Asset Manager: Income Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix*. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,558 - an 85.58% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 20% STOCKS, 50% BONDS AND 30% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 20%, 30% AND 50%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.

MARKET RECAP


While Y2K concerns fizzled, technology stocks sizzled during the six-month period ending March 31, 2000. The last quarter of the 20th century and the first quarter of the new millennium witnessed record-breaking equity market performance, while the fixed-income segment of the market suffered one of its worst performances in decades.

STOCKS: Euphoria over technology stocks continued unabated for most of the six-month period ending March 31, 2000. Investors poured record amounts of new money into the technology sector during the period, hoping to capture a percentage of the staggering growth seen in Internet-related companies, even if many had yet to show a profit. This high-octane boost helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap technology and biotechnology stocks also fueled a strong advance in the Russell 2000(registered trademark) Index - a popular measure of small-cap stock performance - which rose 26.84%. Meanwhile, investors shunned industrial and value-oriented stocks for most of the period, particularly those in the financial and health care sectors. The increasing gulf between new economy and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a modest 6.44%. The Standard & Poor's 500SM Index-a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a 2.62% loss in the NASDAQ index during the month.

BONDS: Bonds didn't have much progress to report at the close of the six-month period that ended March 31, 2000, returning a scant 2.08% according to the Lehman Brothers Aggregate Bond Index - a widely accepted measure of taxable-bond performance. Anticipation of and reaction to a pair of interest-rate hikes levied by the Federal Reserve Board aimed at fending off inflation kept performance under wraps for much of the period. Treasuries struggled the most early on, as investors sought out high-flying equities or higher-yielding spread sector securities --namely corporate bonds, mortgage securities and government agencies - which benefited from a favorable technical environment. Declining interest-rate volatility and a falloff in new-issue supply spelled success for mortgages. Lighter-than-expected supply lifted corporates, while a restructuring in the agency market energized those issues. However, when the U.S. Treasury announced in January its plans to buy back long-term debt and curtail future government debt auctions, Treasury prices soared. In response, spread sectors languished, as yield spreads widened out in relation to Treasuries. This reversal of fortune was clearly demonstrated by the Lehman Brothers Treasury Index, which returned 3.02% for the six-month period, compared to the Lehman Brothers Corporate Bond, Mortgage-Backed Securities and U.S. Agency indexes, which returned 1.46%, 1.77% and 1.67%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager: Income

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended March 31, 2000, the fund returned 5.65%. That stacked up well against the Fidelity Asset Manager: Income Composite Index, which returned 5.32% during this same time frame. Fund performance fell just shy of the income funds average tracked by Lipper Inc., which returned 5.83%. For the 12 months that ended March 31, 2000, the fund posted a return of 5.90%, while the composite index and the Lipper average returned 6.12% and 6.65%, respectively.

Q. HOW DID YOUR ASSET ALLOCATION STRATEGIES PLAY OUT FOR THE FUND?

A. The decision to maintain a slight emphasis on equities paid off for the fund, as these securities outperformed all other asset classes by wide margins during the six-month period. The fund's neutral allocation mix typically calls for 20% to be invested in stocks, 50% in bonds and 30% in short-term and money market instruments. Given the strong environment for stocks, the fund's modest overexposure here garnered us an advantage over the composite index. Strong security selection helped us stay in the race with our peers, which ran nearly double our weighting in stocks on average. The fund's heavy exposure to investment-grade bonds didn't help much, as most fixed-income investments faced an upstream battle against higher interest rates during the period. By allocating part of the bond subportfolio to high-yield investments - an asset class not represented in the index - at the expense of short-term debt, we were able to provide some additional value to the fund.

Q. COULD YOU EXPAND A LITTLE ON THE PERFORMANCE OF THE FUND'S BOND
INVESTMENTS?

A. Yield spreads between high-yield bonds and Treasuries began to widen significantly in mid-February, erasing much of the gains collected earlier in the period. Prices fell precipitously as aggressive investors dumped high-yield bonds for the more attractive growth found in red-hot technology stocks. Thanks to superior credit research headed up by Fred Hoff, we managed to insulate ourselves somewhat from the downturn in the high-yield market. The investment-grade portion of the fund, headed by Charlie Morrison, also felt the pinch from widening spreads, but not as much as our high-yield positions. Following strong performance turned in by the spread sectors - namely corporate bonds and mortgage securities - in the fourth quarter of 1999, Charlie and his team scaled back the fund's exposure to these markets in early January. This strategy benefited the fund, as spread sector performance weakened in the second half of the period. Of particular note in the investment-grade bond market at this time was the U.S. Treasury's announcement in January of its intent to re-purchase long-term debt and cut back on future issuance. This move sparked a tremendous rally in long-term Treasury bonds. Despite the Federal Reserve Board's actions to raise interest rates during the period, the strong technicals provided by the Treasury buybacks led to a positive return for the investment-grade subportfolio.

Q. WHAT FACTORS CONTRIBUTED TO THE SUCCESS OF THE FUND'S EQUITY
SUBPORTFOLIO?

A. It was all about good stock picking. Brad Lewis, who directed the fund's equity investments, did a nice job uncovering the winners in the fast-moving spaces of technology and wireless communications. The story of the period was one of high growth concentrated in a precious few sectors, as investors focused their efforts on those firms expected to power the new economy. Not surprisingly in this narrowly led market, technology accounted for approximately 60% of the fund's total return and, although just slightly overweighted relative to its benchmark, was responsible for its outperformance. Brad's strategy of overweighting some of the best high-tech names in the index, including Texas Instruments, Apple, LSI Logic, Motorola and Qualcomm, as well as firms outside of the index such as PMC-Sierra and JDS Uniphase, worked out nicely for the fund. He did, however, liquidate the fund's position in JDS Uniphase prior to the close of the period. On the flip side, the fund's underexposure to tech giants Oracle, Cisco, Intel and Sun Microsystems detracted from returns. Given Brad's large-cap value orientation, not holding many of the smaller-cap tech names that led the market during the period hurt, as did the fund's exposure to weakness outside of tech, most notably in consumer holdings Nike and Anheuser-Busch, as well as health care stocks Bristol-Myers Squibb and Allergan. The fund no longer held Nike and Bristol-Myers Squibb at period end.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd assembled an effective blend of securities maturing in three to six months to take advantage of the attractive yields that developed in the short-term markets during the period. These securities performed well, as they provided nice yields and began maturing late in the period when the Fed resumed its campaign of tightening monetary policy - a process that began in June 1999 and was halted temporarily late in the year so as not to add to Y2K concerns. Shareholders should note that the short-term money market subportfolio may invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm rather cautious going forward. The Fed appears determined to raise interest rates further in an attempt to cool the economy. It's unclear to me right now if the market will be able to shake its concerns about inflation and seemingly overstretched valuations. The sharp sell-off in the equity market at the end of the period may indicate a shift in market leadership. If this involves merely a shift from leading sectors to others that isn't terribly disruptive, it would be ideal for us given the way we manage money. However, if certain key sectors get hurt so badly that it pulls the broader market down with them, we'd be faced with a tougher challenge. Since I can't be sure how all of this ultimately will play out, I'm not willing to make a big bet one way or another. The fund is poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
and capital appreciation
when appropriate

FUND NUMBER: 328

TRADING SYMBOL: FASIX

START DATE: October 1, 1992

SIZE: as of March 31, 2000,
more than $812 million

MANAGER: Richard
Habermann, since 1996;
manager, Asset Manager:
Aggressive, since 1999;
Asset Manager and Asset
Manager: Growth, since
1996; Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund,
1972-1977; joined Fidelity
in 1968

DICK HABERMANN ON USING
ASSET ALLOCATION TO HELP
MANAGE RISK:

"Investing in an asset allocation
fund right now may not be the
first thing on most people's minds,
which is understandable given the
impressive run-up in stocks of
late. What is concerning, though,
is a market that appears to have
grown so enamored with the
rewards of investing that it has
become blinded to its risks.

"As much as some people don't
like to admit it, investing in
equities is risky business. There's
always plenty of risk over the
course of a market cycle, and
investors can lose a lot of money in
the process. We try to manage this
risk by taking a multi-layered
investment approach. The
subportfolio managers take great
care formulating risk/return
strategies for the fund's
underlying investments, as do I by
way of selecting the fund's ongoing
asset allocation. By building a
discipline at several levels,
namely security, sector and asset
class, we offer investors a
different approach not found in
many funds."

(solid bullet) NOTE TO SHAREHOLDERS:
Effective May 1, 2000, John Chow will
assume responsibility for managing
the fund's equity subportfolio.

INVESTMENT CHANGES



TOP FIVE BOND ISSUERS AS OF
MARCH 31, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
ONE YEAR)                                               MONTHS AGO

Fannie Mae                      15.1                     12.8

U.S. Treasury Obligations       8.0                      2.7

Government National Mortgage    2.5                      2.5
Association

Ford Motor Credit Co.           1.5                      1.3

Freddie Mac                     1.2                      0.7

                                28.3                     20.0

QUALITY DIVERSIFICATION AS OF
MARCH 31, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      36.3                     33.8

Baa                             10.9                     13.2

Ba and Below                    8.7                      8.7

Not Rated                       0.6                      0.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P  (registered trademark) RATINGS.

TOP FIVE STOCKS AS OF MARCH
31, 2000

                             % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                     MONTHS AGO

Microsoft Corp.               1.0                     0.6

General Electric Co.          0.8                     0.4

Exxon Mobil Corp.             0.8                     0.9

Atlantic Richfield Co.        0.7                     0.4

Intel Corp.                   0.6                     0.3

                              3.9                     2.6


ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MARCH 31, 2000 *                                     AS OF SEPTEMBER 30, 1999 **

Stock Class                      21.8%                     Stock Class                            22.2%

Bond Class                       55.3%                     Bond Class                             52.1%

Short-term Class                 22.9%                     Short-term Class                       25.7%

*FOREIGN INVESTMENTS             10.7%                     **FOREIGN INVESTMENTS                   9.8%

Row: 1, Col: 1, Value: 21.8                                Row: 1, Col: 1, Value: 22.2
Row: 1, Col: 2, Value: 0.0                                 Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                 Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 55.3                                Row: 1, Col: 4, Value: 52.1
Row: 1, Col: 5, Value: 0.0                                 Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                 Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                 Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 22.9                                Row: 1, Col: 8, Value: 25.7



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S
PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS
CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 20.5%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.0%

United Technologies Corp.         5,300                 $ 334,894

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 0.4%

Avery Dennison Corp.              15,600                 952,575

Dow Chemical Co.                  20,800                 2,371,200

                                                         3,323,775

METALS & MINING - 0.2%

Alcoa, Inc.                       14,600                 1,025,650

CommScope, Inc. (a)               11,200                 511,000

                                                         1,536,650

PACKAGING & CONTAINERS - 0.2%

Corning, Inc.                     9,900                  1,920,600

PAPER & FOREST PRODUCTS - 0.3%

Champion International Corp.      16,300                 867,975

Kimberly-Clark Corp.              22,900                 1,282,400

Westvaco Corp.                    4,100                  136,838

                                                         2,287,213

TOTAL BASIC INDUSTRIES                                   9,068,238

DURABLES - 0.6%

CONSUMER DURABLES - 0.4%

Minnesota Mining &                39,200                 3,471,650
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              10,900                 409,431

Whirlpool Corp.                   17,000                 996,625

                                                         1,406,056

HOME FURNISHINGS - 0.0%

Leggett & Platt, Inc.             3,900                  83,850

TEXTILES & APPAREL - 0.0%

Brown Shoe Co., Inc.              8,900                  106,800

TOTAL DURABLES                                           5,068,356

ENERGY - 3.5%

ENERGY SERVICES - 0.4%

BJ Services Co. (a)               8,900                  657,488

Noble Drilling Corp. (a)          14,400                 596,700

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Rowan Companies, Inc. (a)         13,400                $ 394,463

Transocean Sedco Forex, Inc.      24,600                 1,262,288

                                                         2,910,939

OIL & GAS - 3.1%

Amerada Hess Corp.                14,900                 962,913

Apache Corp.                      8,400                  417,900

Atlantic Richfield Co.            65,600                 5,576,000

Chesapeake Energy Corp. (a)       9,900                  32,175

Chevron Corp.                     10,600                 979,838

Exxon Mobil Corp.                 80,400                 6,256,125

Kerr-McGee Corp.                  34,600                 1,998,150

Murphy Oil Corp.                  3,300                  190,163

Occidental Petroleum Corp.        19,100                 396,325

Ocean Energy, Inc. (a)            12,900                 185,438

Phillips Petroleum Co.            39,700                 1,836,125

Royal Dutch Petroleum Co. (NY     85,500                 4,921,594
Shares)

Tom Brown, Inc. (a)               4,000                  73,500

Union Pacific Resources           28,400                 411,800
Group, Inc.

USX - Marathon Group              27,600                 719,325

Vintage Petroleum, Inc.           11,200                 225,400

                                                         25,182,771

TOTAL ENERGY                                             28,093,710

FINANCE - 2.9%

BANKS - 0.7%

Chase Manhattan Corp.             37,400                 3,260,813

FleetBoston Financial Corp.       9,900                  361,350

J.P. Morgan & Co., Inc.           15,100                 1,989,425

                                                         5,611,588

CREDIT & OTHER FINANCE - 0.4%

Citigroup, Inc.                   52,700                 3,125,769

INSURANCE - 0.6%

AFLAC, Inc.                       34,400                 1,567,350

CIGNA Corp.                       31,600                 2,393,700

Loews Corp.                       7,300                  365,000

MGIC Investment Corp.             7,800                  340,275

                                                         4,666,325

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 1.2%

DLJ, Inc.                         14,300                $ 740,025

Lehman Brothers Holdings,         9,500                  921,500
Inc.

Merrill Lynch & Co., Inc.         34,000                 3,570,000

Morgan Stanley Dean Witter &      51,600                 4,208,625
Co.

PaineWebber Group, Inc.           19,300                 849,200

                                                         10,289,350

TOTAL FINANCE                                            23,693,032

HEALTH - 0.5%

DRUGS & PHARMACEUTICALS - 0.4%

Allergan, Inc.                    35,600                 1,780,000

Biogen, Inc. (a)                  19,600                 1,369,550

Intermune Pharmaceuticals,        400                    7,975
Inc.

IntraBiotics Pharmaceuticals,     500                    7,500
Inc.

Luminex Corp.                     1,200                  25,950

Pfizer, Inc.                      4,400                  160,875

                                                         3,351,850

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Columbia/HCA Healthcare Corp.     13,900                 351,844

United HealthCare Corp.           8,300                  494,888

                                                         846,732

TOTAL HEALTH                                             4,198,582

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

ELECTRICAL EQUIPMENT - 0.9%

American Power Conversion         15,700                 673,138
Corp. (a)

Breezecom Ltd.                    200                    7,475

General Electric Co.              43,500                 6,750,656

                                                         7,431,269

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dover Corp.                       22,800                 1,091,550

TOTAL INDUSTRIAL MACHINERY &                             8,522,819
EQUIPMENT

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.0%

Classic Communications, Inc.      3,570                  57,120
(a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.1%

MGM Grand, Inc.                   7,400                 $ 177,600

Royal Caribbean Cruises Ltd.      15,100                 422,800

                                                         600,400

PUBLISHING - 0.2%

McGraw-Hill Companies, Inc.       18,400                 837,200

Reader's Digest Association,      12,200                 431,575
Inc. Class A (non-vtg.)

                                                         1,268,775

RESTAURANTS - 0.1%

Darden Restaurants, Inc.          39,600                 705,375

Jack in the Box, Inc. (a)         9,700                  206,731

                                                         912,106

TOTAL MEDIA & LEISURE                                    2,838,401

NONDURABLES - 0.5%

BEVERAGES - 0.3%

Adolph Coors Co. Class B          8,600                  411,188

Anheuser-Busch Companies,         30,500                 1,898,625
Inc.

                                                         2,309,813

FOODS - 0.2%

ConAgra, Inc.                     19,400                 351,625

Quaker Oats Co.                   11,100                 672,938

Ralston Purina Co.                16,700                 457,163

                                                         1,481,726

HOUSEHOLD PRODUCTS - 0.0%

Colgate-Palmolive Co.             11,700                 659,588

TOTAL NONDURABLES                                        4,451,127

RETAIL & WHOLESALE - 1.4%

APPAREL STORES - 0.1%

The Limited, Inc.                 23,200                 977,300

GENERAL MERCHANDISE STORES -
0.9%

Kohls Corp. (a)                   8,200                  840,500

Target Corp.                      44,600                 3,333,850

Wal-Mart Stores, Inc.             51,300                 2,847,150

                                                         7,021,500

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Home Depot, Inc.                  25,200                 1,625,400

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Lowe's Companies, Inc.            17,100                $ 998,213

Tiffany & Co., Inc.               5,300                  443,213

Zale Corp. (a)                    5,500                  259,531

                                                         3,326,357

TOTAL RETAIL & WHOLESALE                                 11,325,157

SERVICES - 0.2%

ADVERTISING - 0.1%

ARTISTdirect, Inc.                300                    2,288

Omnicom Group, Inc.               8,000                  747,500

ValueClick, Inc.                  300                    6,281

                                                         756,069

PRINTING - 0.1%

Valassis Communications, Inc.     33,100                 1,102,644
(a)

SERVICES - 0.0%

Partsbase.Com, Inc.               100                    931

TOTAL SERVICES                                           1,859,644

TECHNOLOGY - 8.1%

COMMUNICATIONS EQUIPMENT - 0.7%

Cisco Systems, Inc. (a)           62,100                 4,801,106

Comverse Technology, Inc. (a)     5,000                  945,000

                                                         5,746,106

COMPUTER SERVICES & SOFTWARE
- 2.2%

Adobe Systems, Inc.               16,800                 1,870,050

America Online, Inc. (a)          9,900                  665,775

Blaze Software, Inc.              200                    5,700

Caldera Systems, Inc.             100                    2,350

CMGI, Inc. (a)                    15,100                 1,711,019

Eprise Corp.                      200                    3,150

Etinuum, Inc.                     200                    1,900

First Data Corp.                  31,100                 1,376,175

Improvenet, Inc.                  300                    2,213

Integrated Information            200                    4,359
Systems, Inc.

Loudeye Technologies, Inc.        200                    6,975

Microsoft Corp. (a)               77,900                 8,276,875

NCR Corp. (a)                     11,700                 469,463

Netpliance, Inc.                  300                    4,350

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Oracle Corp. (a)                  39,500                $ 3,083,469

Snowball.com, Inc.                200                    2,013

Websense, Inc.                    100                    4,806

                                                         17,490,642

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Adaptec, Inc. (a)                 7,200                  278,100

Apple Computer, Inc. (a)          24,000                 3,259,500

ArrowPoint Communication,         300                    35,545
Inc.

EMC Corp. (a)                     11,900                 1,487,500

International Business            10,000                 1,180,000
Machines Corp.

Lexmark International Group,      26,000                 2,749,500
Inc. Class A (a)

SanDisk Corp. (a)                 2,500                  306,250

Sun Microsystems, Inc. (a)        15,800                 1,480,509

                                                         10,776,904

ELECTRONIC INSTRUMENTS - 1.0%

Aclara Biosciences, Inc.          600                    23,663

Applied Materials, Inc. (a)       40,000                 3,770,000

KLA-Tencor Corp. (a)              28,900                 2,434,825

Teradyne, Inc. (a)                19,800                 1,628,550

                                                         7,857,038

ELECTRONICS - 2.7%

Analog Devices, Inc. (a)          25,400                 2,046,288

CTS Corp.                         3,100                  176,700

Insilicon Corp.                   100                    1,581

Intel Corp.                       39,700                 5,237,919

LSI Logic Corp. (a)               54,200                 3,936,275

Motorola, Inc.                    9,900                  1,409,513

PMC-Sierra, Inc. (a)              14,800                 3,014,575

Silicon Laboratories, Inc.        100                    8,850

Texas Instruments, Inc.           29,500                 4,720,000

Tyco International Ltd.           20,700                 1,032,413

Vishay Intertechnology, Inc.      9,700                  539,563
(a)

                                                         22,123,677

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 33,900                 1,841,194

TOTAL TECHNOLOGY                                         65,835,561

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TRANSPORTATION - 0.1%

TRUCKING & FREIGHT - 0.1%

USFreightways Corp.               11,400                $ 426,788

UTILITIES - 0.1%

CELLULAR - 0.0%

QUALCOMM, Inc. (a)                800                    119,450

ELECTRIC UTILITY - 0.1%

Energy East Corp.                 35,200                 697,400

PPL Corp.                         5,600                  117,250

                                                         814,650

TELEPHONE SERVICES - 0.0%

Ono Finance PLC rights            190                    28,500
5/31/09 (a)(d)

Pathnet, Inc. warrants            590                    5,900
4/15/08 (a)(d)

Universal Access, Inc.            400                    13,400

                                                         47,800

TOTAL UTILITIES                                          981,900

TOTAL COMMON STOCKS                                      166,698,209
(Cost $134,226,454)

NONCONVERTIBLE PREFERRED
STOCKS - 1.1%



FINANCE - 0.0%

INSURANCE - 0.0%

SIG Capital Trust I 9.5%          1,000                  225,000

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            250                    224,320
Capital Trust II 7.875%

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.1%

CSC Holdings, Inc. 11.125%        5,780                  619,905
pay-in-kind

PUBLISHING - 0.2%

PRIMEDIA, Inc.:

$9.20                             534                    48,861

8.625%                            20,680                 1,768,140

                                                         1,817,001

TOTAL MEDIA & LEISURE                                    2,436,906

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        375                   $ 371,250
Corp. 12.75% pay-in-kind

UTILITIES - 0.7%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               2,336                  2,172,480

Series D, 13% pay-in-kind         64                     65,920

                                                         2,238,400

TELEPHONE SERVICES - 0.4%

Adelphia Business Solution,       988                    958,360
Inc. 12.875% pay-in-kind

Intermedia Communications,        492                    472,320
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.     31,686                 1,520,928
14% pay-in-kind

WinStar Communications, Inc.      578                    846,770
14.25% (a)

                                                         3,798,378

TOTAL UTILITIES                                          6,036,778

TOTAL NONCONVERTIBLE                                     9,294,254
PREFERRED STOCKS
(Cost $9,871,257)


CORPORATE BONDS - 27.9%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.3%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp. 6%         B1        $ 1,690,000                      1,368,900
12/1/05

Total Renal Care Holdings,        B3         490,000                         274,400
Inc. 7%  5/15/09 (d)

                                                                             1,643,300

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Ba2        190,000                         144,400

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         510,000                         428,400
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                      2,216,100

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS - 27.6%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        Ba3       $ 1,000,000                     $ 985,000
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (d)    B2         135,000                         121,500

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        990,000                         940,500

10.875% 5/1/09                    B2         635,000                         593,725

Sterling Chemicals, Inc.          Caa3       540,000                         448,200
11.75% 8/15/06

                                                                             2,103,925

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical        B3         415,000                         373,500
Corp. 12.75% 2/1/03

PACKAGING & CONTAINERS - 0.2%

Corning, Inc. 6.85% 3/1/29        A2         730,000                         659,738

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       615,000                         542,738

9.75% 6/15/07                     Caa1       640,000                         576,000

                                                                             1,778,476

PAPER & FOREST PRODUCTS - 0.1%

Potlatch Corp. 6.25% 3/15/02      Baa1       990,000                         961,488

TOTAL BASIC INDUSTRIES                                                       5,217,389

CONSTRUCTION & REAL ESTATE -
0.6%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        235,000                         217,375
Inc. 7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         455,000                         452,725

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         290,000                         261,000

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       900,000                         852,075
3/15/05

LNR Property Corp. 10.5%          B1         220,000                         199,650
1/15/09

                                                                             1,051,725

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2      $ 490,000                       $ 460,233

7.125% 3/15/04                    Baa2       1,250,000                       1,205,663

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       1,050,000                       1,010,373

6.75% 2/15/08                     Baa1       480,000                         438,163

                                                                             3,114,432

TOTAL CONSTRUCTION & REAL                                                    5,097,257
ESTATE

DURABLES - 0.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

TRW, Inc. 6.5% 6/1/02             Baa1       1,265,000                       1,232,262

TEXTILES & APPAREL - 0.2%

Jones Apparel Group, Inc.         Baa2       1,425,000                       1,352,040
7.875% 6/15/06

Worldtex, Inc. 9.625% 12/15/07    B1         95,000                          72,200

                                                                             1,424,240

TOTAL DURABLES                                                               2,656,502

ENERGY - 1.0%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         660,000                         587,400
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2         1,260,000                       1,210,230
2/15/03

R&B Falcon Corp. 6.5% 4/15/03     Ba3        370,000                         334,850

RBF Finance Co. 11% 3/15/06       Ba3        200,000                         209,000

                                                                             1,754,080

OIL & GAS - 0.7%

Apache Corp. 7.625% 7/1/19        Baa1       840,000                         786,769

Chesapeake Energy Corp.           B3         520,000                         483,600
9.625% 5/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.:

8% 10/15/03                       Baa1      $ 920,000                       $ 918,335

8.125% 10/15/05                   Baa1       1,440,000                       1,461,600

8.375% 7/15/04                    Baa1       1,420,000                       1,438,020

Petro-Canada 7% 11/15/28          A3         660,000                         580,919

                                                                             5,669,243

TOTAL ENERGY                                                                 8,010,723

FINANCE - 9.3%

BANKS - 2.8%

Bank of America Corp. 7.8%        Aa3        400,000                         400,500
2/15/10

Bank of Tokyo-Mitsubishi Ltd.     A3         1,230,000                       1,269,126
8.4% 4/15/10

BankBoston Corp. 6.625% 2/1/04    A3         500,000                         485,060

BanPonce Corp. 6.665% 3/5/01      A3         1,100,000                       1,094,269

BanPonce Financial Corp.          A3         1,660,000                       1,645,707
6.75% 8/9/01

Barclays Bank PLC yankee          A1         2,100,000                       2,081,268
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa2       1,160,000                       1,139,851

6.375% 2/15/03                    Baa2       1,080,000                       1,041,120

6.48% 6/28/02                     Baa2       640,000                         620,704

6.65% 3/15/04                     Baa3       690,000                         667,713

Capital One Financial Corp.       Baa3       1,920,000                       1,815,994
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         2,190,000                       2,018,222
6/15/08 (d)(f)

First Union Corp. 7% 3/15/06      A2         2,400,000                       2,335,752

HSBC Finance Nederland BV         A2         250,000                         248,533
7.4%  4/15/03 (d)

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,320,000                       1,255,835

7.375% 9/17/04                    Baa2       195,000                         185,250

yankee 6.5% 11/15/02              Baa2       210,000                         199,500

National Westminster Bank PLC     Aa3        555,000                         537,573
7.375% 10/1/09

Popular, Inc. 6.2% 4/30/01        A3         635,000                         626,402

Provident Bank 6.125% 12/15/00    A3         1,560,000                       1,550,312

Providian National Bank 6.7%      Baa3       950,000                         910,537
3/15/03

Union Planters National Bank      A3         1,000,000                       993,890
6.81% 8/20/01

                                                                             23,123,118

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 3.9%

Ahmanson Capital Trust I          A3        $ 1,000,000                     $ 966,980
8.36% 12/1/26 (d)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       620,000                         449,500

10% 3/15/04                       Caa3       430,000                         309,600

Associates Corp. of North         Aa3        1,190,000                       1,080,377
America 6.95% 11/1/18

BanPonce Trust I 8.327% 2/1/27    A3         1,200,000                       1,120,872

Bell Atlantic Financial           A1         1,890,000                       1,876,298
Service, Inc. 7.6% 3/15/07

CIT Group, Inc. 5.5% 2/15/04      A1         250,000                         233,360

Countrywide Funding Corp.         A3         1,200,000                       1,167,456
6.45% 2/27/03

ERP Operating LP:

6.55% 11/15/01                    A3         400,000                         392,104

7.1% 6/23/04                      A3         1,130,000                       1,093,377

Finova Capital Corp. 6.11%        Baa1       1,380,000                       1,327,615
2/18/03

First Security Capital I          A3         420,000                         406,132
8.41% 12/15/26

Ford Motor Credit Co.:

6.21% 7/16/01 (f)                 A1         11,600,000                      11,611,345

6.5% 2/28/02                      A1         250,000                         245,945

7.5% 3/15/05                      A1         1,060,000                       1,050,884

GS Escrow Corp. 7.125% 8/1/05     Ba1        740,000                         658,385

Heller Financial, Inc. 6%         A3         1,220,000                       1,153,730
3/19/04

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        350,000                         245,000

7.6% 8/1/07                       Ba2        220,000                         127,600

7.875% 8/1/03                     Ba2        495,000                         331,650

Newcourt Credit Group, Inc.       A1         1,025,000                       1,004,346
6.875% 2/16/05

PNC Funding Corp. 6.875%          A3         530,000                         521,615
3/1/03

Popular North America, Inc.       A3         1,000,000                       987,000
7.375% 9/15/01

Sprint Capital Corp. 5.875%       Baa1       1,140,000                       1,080,161
5/1/04

The Money Store, Inc. 7.3%        A2         750,000                         747,938
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       720,000                         699,300

6.75% 5/15/09                     Baa1       885,000                         805,235

Venetian Casino Resort            Caa1       50,000                          47,000
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                             31,740,805

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SAVINGS & LOANS - 0.6%

Chevy Chase Savings Bank FSB      B1        $ 310,000                       $ 279,000
9.25% 12/1/08

Home Savings of America FSB       A3         750,000                         713,558
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       700,000                         691,964

7% 6/13/02                        Baa3       1,670,000                       1,649,943

Sovereign Bancorp, Inc.           Ba3        1,200,000                       1,167,780
6.625% 3/15/01

                                                                             4,502,245

SECURITIES INDUSTRY - 2.0%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         700,000                         667,898

6.6% 5/15/05                      A3         2,920,000                       2,740,566

Goldman Sachs Group L.P.          A1         11,700,000                      11,709,430
6.34% 7/27/00 (f)(h)

Morgan Stanley Dean Witter &      Aa3        1,320,000                       1,317,228
Co. 7.125% 1/15/03

                                                                             16,435,122

TOTAL FINANCE                                                                75,801,290

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       1,630,000                       1,108,400
4/15/08

Unilab Corp. 12.75% 10/1/09       B3         160,000                         159,600

                                                                             1,268,000

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         490,000                         490,000
PLC 11.875% 5/15/09

Tenneco Automotive, Inc.          B2         325,000                         315,250
11.625% 10/15/09

Tokheim Corp. 11.375% 8/1/08      B3         570,000                         347,700

Tyco International Group SA:

7% 6/15/28                        Baa1       710,000                         619,312

yankee 6.375% 6/15/05             Baa1       220,000                         206,353

                                                                             1,978,615

POLLUTION CONTROL - 0.4%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        260,000                         221,000

10% 8/1/09                        B2         2,115,000                       1,565,100

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Browning-Ferris Industries,       Ba3       $ 240,000                       $ 184,800
Inc. 6.375%  1/15/08

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        600,000                         589,572

7.1% 8/1/26                       Ba1        370,000                         341,514

                                                                             2,901,986

TOTAL INDUSTRIAL MACHINERY &                                                 4,880,601
EQUIPMENT

MEDIA & LEISURE - 5.3%

BROADCASTING - 3.7%

Adelphia Communications Corp.     B1         1,390,000                       1,348,300
9.875% 3/1/07

Ascent Entertainment Group,       B3         25,000                          19,750
Inc. 0% 12/15/04 (c)

British Sky Broadcasting          Baa3       1,680,000                       1,638,000
Group PLC 8.2% 7/15/09

Chancellor Media Corp. 9%         B1         1,350,000                       1,350,000
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         325,000                         286,000

10% 4/1/09 (d)                    B2         875,000                         844,375

Citadel Broadcasting Co.          B3         190,000                         185,725
10.25% 7/1/07

Clear Channel Communications,     Baa3       900,000                         797,472
Inc. 6.875% 6/15/18

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       1,245,000                       1,273,025

8.625% 8/15/03                    Baa2       480,000                         493,210

9% 9/1/08                         Baa2       500,000                         537,325

Diamond Cable Communications
PLC:

0% 2/15/07 (c)                    B3         1,150,000                       891,250

yankee 0% 12/15/05 (c)            B3         190,000                         179,075

Earthwatch, Inc. 0% 7/15/07       -          490,000                         323,400
unit (c)(d)

EchoStar DBS Corp. 9.25%          B2         220,000                         209,000
2/1/06

FrontierVision Holdings           B1         615,000                         536,588
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

FrontierVision Holdings           Caa1       1,370,000                       1,195,325
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(c)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Operating          B1        $ 590,000                       $ 619,500
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       660,000                         442,200
3/1/07 (c)

Golden Sky Systems, Inc.          B3         190,000                         209,000
12.375% 8/1/06

Hearst-Argyle Television,         Baa3       1,240,000                       1,148,153
Inc. 7.5% 11/15/27

Knology Holding, Inc. 0%          -          880,000                         545,600
10/15/07 (c)

Nielsen Media Research, Inc.      Baa2       675,000                         654,136
7.6% 6/15/09

NorthPoint Communication          -          1,905,000                       1,695,450
Holdings, Inc. 12.875%
2/15/10 (d)

NTL Communications Corp.          B3         1,500,000                       1,522,500
11.5% 10/1/08

Olympus Communications            B1         270,000                         271,350
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         830,000                         788,500
9.625% 10/15/05

TCI Communications, Inc.:

9.25% 4/15/02                     A2         800,000                         831,784

9.8% 2/1/12                       A2         1,190,000                       1,409,317

Telewest PLC 0% 10/1/07 (c)       B1         2,280,000                       2,131,800

Time Warner, Inc.:

8.18% 8/15/07                     Baa3       2,115,000                       2,182,976

9.125% 1/15/13                    Baa3       1,300,000                       1,444,716

United International              B3         520,000                         343,200
Holdings, Inc. 0% 2/15/08 (c)

United Pan-Europe
Communications NV:

0% 2/1/10 (c)(d)                  B2         1,625,000                       796,250

10.875% 8/1/09                    B2         828,000                         757,620

USA Networks, Inc./USANi LLC      Baa3       375,000                         357,113
6.75% 11/15/05

                                                                             30,258,985

ENTERTAINMENT - 0.7%

Bally Total Fitness Holding       B3         640,000                         579,200
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       490,000                         500,878
8/15/09 (d)

Paramount Communications,         Baa3       585,000                         583,263
Inc. 7.5%  1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       720,000                         288,000

9.5% 6/1/08                       Caa2       730,000                         313,900

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Viacom, Inc.:

6.75% 1/15/03                     Baa3      $ 1,320,000                     $ 1,292,940

7.75% 6/1/05                      Baa3       1,800,000                       1,813,644

                                                                             5,371,825

LODGING & GAMING - 0.2%

Courtyard by Marriott II          B-         790,000                         772,225
LP/Courtyard II  Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        450,000                         393,750
8/1/05

Host Marriott LP 8.375%           Ba2        730,000                         653,350
2/15/06

                                                                             1,819,325

PUBLISHING - 0.5%

Garden State Newspapers, Inc.     B1         915,000                         789,188
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       1,390,000                       1,292,783

8.5% 2/15/05                      Baa3       360,000                         371,646

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       420,000                         410,235

8.375% 3/15/23                    Baa2       1,070,000                       1,114,202

                                                                             3,978,054

RESTAURANTS - 0.2%

CKE Restaurants, Inc. 9.125%      B2         580,000                         406,000
5/1/09

Domino's, Inc. 10.375% 1/15/09    B3         990,000                         905,850

NE Restaurant, Inc. 10.75%        B3         390,000                         327,600
7/15/08

                                                                             1,639,450

TOTAL MEDIA & LEISURE                                                        43,067,639

NONDURABLES - 0.6%

BEVERAGES - 0.2%

Seagram JE & Sons, Inc. 6.4%      Baa3       1,870,000                       1,792,115
12/15/03

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       755,000                         722,814

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          Caa1       150,000                         106,500
Corp. 9%  11/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - 0.3%

Philip Morris Companies, Inc.:

7% 7/15/05                        A2        $ 635,000                       $ 582,809

7.25% 9/15/01                     A2         380,000                         376,082

RJ Reynolds Tobacco Holdings,     Baa2       1,000,000                       910,590
Inc. 7.375% 5/15/03

                                                                             1,869,481

TOTAL NONDURABLES                                                            4,490,910

RETAIL & WHOLESALE - 0.8%

DRUG STORES - 0.2%

Rite Aid Corp.:

6% 12/15/00 (d)                   B1         165,000                         118,800

6.5% 12/15/05 (d)                 B1         1,490,000                       804,600

7.125% 1/15/07                    B1         450,000                         234,000

                                                                             1,157,400

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 7.5%          A2         1,125,000                       1,140,154
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       800,000                         765,792

8.5% 6/15/03                      Baa1       830,000                         850,285

                                                                             2,756,231

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,150,000                       1,145,366

Pathmark Stores, Inc. 9.625%      Caa3       1,185,000                       853,200
5/1/03

Pueblo Xtra International,        B3         760,000                         372,400
Inc., 9.5% 8/1/03

                                                                             2,370,966

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

J. Crew Operating Corp.           Caa1       15,000                          13,200
10.375% 10/15/07

TOTAL RETAIL & WHOLESALE                                                     6,297,797

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         1,840,000                       1,122,400
Petite Academy Holding Co.
10% 5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 1.1%

COMPUTER SERVICES & SOFTWARE
- 0.4%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa1      $ 420,000                       $ 243,600

Concentric Network Corp.          B-         120,000                         128,400
12.75%  12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (c)                    B3         760,000                         433,200

12% 2/15/10 (d)                   B3         780,000                         694,200

12.5% 2/15/09                     B3         232,000                         213,440

Exodus Communications, Inc.:

10.75% 12/15/09                   B-         230,000                         227,700

11.25% 7/1/08                     B-         215,000                         217,150

PSINet, Inc.:

10.5% 12/1/06                     B3         970,000                         936,050

11% 8/1/09                        B3         325,000                         318,500

                                                                             3,412,240

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       1,150,000                       1,126,264

7.25% 9/1/02                      Baa1       1,300,000                       1,285,700

Globix Corp. 12.5% 2/1/10 (d)     -          570,000                         524,400

Sun Microsystems, Inc. 7%         Baa1       390,000                         386,159
8/15/02

                                                                             3,322,523

ELECTRONICS - 0.3%

ChipPAC International Ltd.        B3         750,000                         783,750
12.75% 8/1/09 (d)

Details, Inc. 10% 11/15/05        B3         40,000                          37,200

Fairchild Semiconductor Corp.     B3         68,000                          66,300
10.375% 10/1/07

Micron Technology, Inc. 6.5%      B3         1,000,000                       830,000
9/30/05 (h)

SCG Holding                       B2         400,000                         428,000
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

Viasystems, Inc. 9.75% 6/1/07     B3         330,000                         277,200

                                                                             2,422,450

TOTAL TECHNOLOGY                                                             9,157,213

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.5%

Atlas Air, Inc. 9.25% 4/15/08     B2        $ 870,000                       $ 791,700

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       315,000                         306,275

7.73% 9/15/12                     Baa1       128,664                         124,637

Delta Air Lines, Inc.:

8.3% 12/15/29                     Baa3       1,110,000                       1,023,464

9.875% 5/15/00                    Baa3       500,000                         500,965

Kitty Hawk, Inc. 9.95%            B1         655,000                         592,775
11/15/04

Qantas Airways Ltd. 7.75%         Baa1       1,240,000                       1,234,048
6/15/09 (d)

                                                                             4,573,864

RAILROADS - 0.7%

Burlington Northern Santa Fe      Baa2       100,000                         90,078
Corp. 6.125% 3/15/09

Canadian National Railway Co.     Baa2       950,000                         840,228
6.9%  7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       715,000                         646,610

6.46% 6/22/05                     Baa2       1,340,000                       1,267,479

Norfolk Southern Corp. 7.05%      Baa1       1,830,000                       1,787,819
5/1/37

Wisconsin Central                 Baa2       900,000                         831,294
Transportation Corp. 6.625%
4/15/08

                                                                             5,463,508

TOTAL TRANSPORTATION                                                         10,037,372

UTILITIES - 5.8%

CELLULAR - 1.3%

Cable & Wireless                  Baa1       3,315,000                       3,268,789
Communications PLC 6.375%
3/6/03

Leap Wireless International,      Caa2       260,000                         256,100
Inc. 12.5%  4/15/10 unit (d)

McCaw International Ltd. 0%       Caa1       254,000                         177,800
4/15/07 (c)

Millicom International            Caa1       1,420,000                       1,185,700
Cellular SA 0%  6/1/06 (c)

Nextel Communications, Inc.:

0% 10/31/07 (c)                   B1         5,300,000                       3,670,250

9.375% 11/15/09                   B1         400,000                         370,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel International, Inc. 0%     Caa1      $ 1,380,000                     $ 828,000
4/15/08 (c)

Voicestream Wireless              B2         710,000                         710,000
Corp./Voicestream Wireless
Holding Co. 10.375%
11/15/09 (d)

                                                                             10,466,639

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings:

6.46% 3/4/08 (d)                  Baa2       1,160,000                       1,066,574

6.73% 12/11/02 (d)                Baa2       1,340,000                       1,316,041

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (d)                A3         1,025,000                       928,035

yankee 7.875% 12/15/26 (d)        A3         660,000                         595,723

Texas Utilities Co. 6.375%        Baa3       410,000                         369,476
1/1/08

                                                                             4,275,849

GAS - 0.1%

CMS Panhandle Holding Co.         Baa3       750,000                         708,450
6.125%  3/15/04

Southwest Gas Corp. 9.75%         Baa2       300,000                         310,527
6/15/02

                                                                             1,018,977

TELEPHONE SERVICES - 3.8%

Allegiance Telecom, Inc. 0%       B3         170,000                         114,750
2/15/08 (c)

e.spire Communications, Inc.      -          310,000                         248,000
13.75% 7/15/07

FirstWorld Communications,        -          475,000                         213,750
Inc. 0% 4/15/08 (c)

Focal Communications Corp. 0%     B3         460,000                         299,000
2/15/08 (c)

Globenet Communication Group      Caa1       190,000                         187,150
Ltd. 13% 7/15/07

GST Network Funding, Inc. 0%      -          520,000                         223,600
5/1/08 (c)

GST Equipment Funding, Inc.       -          300,000                         210,000
13.25% 5/1/07

GST Telecommunications, Inc.      -          210,000                         147,000
12.75% 11/15/07

GTE Corp. 6.175% 6/12/00 (f)      -          10,000,000                      9,996,480

Hyperion Telecommunications,      Caa1       255,000                         261,375
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (c)                    B3         135,000                         124,200

0% 5/1/06 (c)                     B3         145,000                         116,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

ICG Services, Inc. 0% 5/1/08      B3        $ 860,000                       $ 438,600
(c)

Intermedia Communications,
Inc.:

0% 3/1/09 (c)                     B3         270,000                         151,875

8.6% 6/1/08                       B2         1,170,000                       1,029,600

KMC Telecom Holdings, Inc.        Caa2       620,000                         570,400
13.5%  5/15/09

Logix Communications              -          470,000                         225,600
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         793,000                         826,591
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B1         1,360,000                       1,067,600

9.5% 11/1/08                      B1         460,000                         432,400

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         1,270,000                       1,168,400

10.5% 12/1/09 (d)                 B2         270,000                         256,500

Ono Finance PLC 13% 5/1/09        Caa1       245,000                         249,288

Pathnet, Inc. 12.25% 4/15/08      -          590,000                         377,600

Rhythms NetConnections, Inc.:

0% 5/15/08 (c)                    B3         1,635,000                       784,800

12.75% 4/15/09                    B3         800,000                         664,000

Telecomunicaciones de Puerto      Baa2       1,560,000                       1,461,236
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       1,947,000                       1,871,164

7.7% 7/20/29                      Baa1       1,780,000                       1,711,399

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1       680,000                         353,600

11.5% 12/1/07                     Caa1       1,280,000                       1,139,200

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       400,000                         408,000

0% 10/15/05 (c)                   Caa1       240,000                         405,600

0% 3/1/07 (f)                     CCC+       325,000                         513,500

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

0% 3/15/08 (c)                    CCC+      $ 1,840,000                     $ 2,208,000

12.75% 4/15/10 (d)                B3         515,000                         497,619

                                                                             30,953,877

TOTAL UTILITIES                                                              46,715,342

TOTAL NONCONVERTIBLE BONDS                                                   224,805,435

TOTAL CORPORATE BONDS                                                        227,021,535
(Cost $238,008,120)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 15.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 7.2%

Fannie Mae:

0% 8/24/00                        -          25,000,000                      24,394,235

5.125% 2/13/04                    Aaa        1,300,000                       1,215,292

5.25% 1/15/09                     Aaa        1,850,000                       1,619,046

6.5% 4/29/09                      Aaa        1,160,000                       1,078,440

7.125% 1/15/30                    Aaa        4,290,000                       4,343,625

Federal Farm Credit Bank          Aaa        2,000,000                       1,942,180
6.47% 6/7/05

Federal Home Loan Bank 7.59%      Aaa        680,000                         692,750
3/10/05

Freddie Mac:

0% 8/17/00                        -          10,000,000                      9,769,555

5.75% 3/15/09                     Aaa        4,000,000                       3,621,880

6.25% 7/15/04                     Aaa        1,900,000                       1,841,518

6.875% 1/15/05                    Aaa        1,900,000                       1,882,178

7.625% 9/9/09                     Aaa        440,000                         433,057

Government Loan Trusts            Aaa        3,831,344                       4,002,911
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        206,220                         210,268

Class T-3, 9.625% 5/15/02         Aaa        32,622                          33,186

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust               Aaa       $ 229,412                       $ 228,877
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        614,250                         609,900
secured 6.86% 4/30/04

U.S. Department of Housing        Aaa        1,000,000                       1,020,580
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 58,939,478
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
8.0%

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa        250,000                         224,180

6.125% 8/15/29                    Aaa        520,000                         529,994

6.875% 8/15/25                    Aaa        2,915,000                       3,201,486

7.625% 2/15/25                    Aaa        3,560,000                       4,242,523

8% 11/15/21                       Aaa        800,000                         974,000

8.125% 8/15/19                    Aaa        16,570,000                      20,145,475

8.875% 8/15/17                    Aaa        1,915,000                       2,449,994

13.875% 5/15/11 (callable)        Aaa        3,060,000                       4,181,674

14% 11/15/11                      Aaa        2,655,000                       3,709,938

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        10,250,000                      9,253,803

6.625% 6/30/01                    Aaa        9,790,000                       9,806,839

7% 7/15/06                        Aaa        5,705,000                       5,895,775

7.25% 8/15/04                     Aaa        110,000                         113,575

TOTAL U.S. TREASURY                                                          64,729,256
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    123,668,734
GOVERNMENT AGENCY OBLIGATIONS
(Cost $123,451,084)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 16.6%



FANNIE MAE - 13.9%

6% 4/1/09 to 1/1/29               Aaa        12,869,250                      11,941,944

6.5% 7/1/14 to 12/1/29            Aaa        43,766,520                      41,189,653

7% 12/1/25 to 12/1/29             Aaa        36,867,892                      35,487,858

7.5% 10/1/09 to 3/1/30            Aaa        12,629,765                      12,426,427

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

8% 11/1/24 to 2/1/30              Aaa       $ 8,974,530                     $ 9,012,335

8% 4/1/30 (e)                     Aaa        2,752,000                       2,759,740

11.5% 11/1/15                     Aaa        183,648                         202,048

                                                                             113,020,005

FREDDIE MAC - 0.2%

7.5% 8/1/28 to 12/1/29            Aaa        1,387,747                       1,365,741

8.5% 3/1/22 to 5/1/22             Aaa        33,998                          34,734

12% 11/1/19                       Aaa        92,882                          100,917

                                                                             1,501,392

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.5%

6.5% 11/15/08 to 4/15/29          Aaa        11,381,299                      10,846,430

7% 3/15/28 to 7/15/28             Aaa        5,057,705                       4,901,220

7.5% 5/15/22 to 8/15/28           Aaa        4,619,966                       4,593,488

                                                                             20,341,138

TOTAL U.S. GOVERNMENT AGENCY                                                 134,862,535
-  MORTGAGE SECURITIES
(Cost $138,740,484)

ASSET-BACKED SECURITIES - 1.2%



BankAmerica Manufacturing         Aaa        950,000                         924,766
Housing Contract Trust V
6.2% 4/10/09

Capita Equipment Receivables      Baa2       780,000                         754,528
Trust 6.48% 10/15/06

CIT Marine Trust 5.8% 4/15/10     Aaa        1,900,000                       1,802,150

CPS Auto Grantor Trust 6.55%      Aaa        217,414                         216,973
8/15/02

CPS Auto Receivables Trust 6%     Aaa        749,940                         738,925
8/15/03

CSXT Trade Receivables Master     Aaa        1,200,000                       1,197,750
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       780,000                         766,838

6.4% 12/15/02                     Baa2       450,000                         444,038

Green Tree Financial Corp.        Aaa        201,626                         201,562
6.8% 6/15/27

Key Auto Finance Trust 6.3%       A2         333,234                         330,839
10/15/03

Olympic Automobile                Aaa        116,567                         116,530
Receivables Trust 6.7%
3/15/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Petroleum Enhanced Trust          Baa2      $ 526,278                       $ 524,305
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (d)(f)

Railcar Trust 7.75% 6/1/04        Aaa        25,917                          26,158

Sears Credit Account Master       Aaa        750,000                         742,965
Trust II 7% 7/15/08

UAF Auto Grantor Trust 6.1%       Aaa        639,384                         633,590
1/15/03 (d)

Western Financial Grantor         Aaa        107,110                         106,792
Trust 5.875% 3/1/02

TOTAL ASSET-BACKED SECURITIES                                                9,528,709
(Cost $9,707,605)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%



U.S. GOVERNMENT AGENCY - 0.2%

Fannie Mae REMIC planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa        900,000                         825,750
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        800,000                         732,750
12/25/29

TOTAL COLLATERALIZED MORTGAGE                                                1,558,500
OBLIGATIONS
(Cost $1,526,972)

COMMERCIAL MORTGAGE
SECURITIES - 2.4%



BKB Commercial Mortgage Trust     BBB        446,316                         443,335
Series 1997-C1 Class D,
7.83% 2/25/43 (d)(f)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-2, 6.88% 7/1/02           AA         1,236,252                       1,226,545

Class A-3PI, 7.08% 11/1/07        AA         870,000                         857,290

Class B, 7.48% 2/1/08             A          680,000                         674,528

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       1,570,000                       1,459,315
1/17/35

Series 1998-FL1 Class E,          Baa2       1,400,000                       1,388,520
6.7625% 1/10/13 (d)(f)

Deutsche Mortgage & Asset         Baa2       1,320,000                       1,196,456
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (d)       Aa2        1,000,000                       974,219

Class C-1, 7.52% 5/15/06 (d)      A2         700,000                         681,297

First Union-Lehman Brothers       Aa2        2,050,000                       1,942,215
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

GS Mortgage Securities Corp.      Baa3       1,420,000                       1,233,459
II Series 1998-GLII Class E,
6.9698% 4/13/31 (d)(f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

LTC Commercial Mortgage pass      AAA       $ 923,324                       $ 865,616
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (d)

Mortgage Capital Funding,         Aaa        1,019,653                       961,501
Inc. Series 1998-MC3 Class
A1, 6.001% 11/18/31

Nomura Asset Securities Corp.     Baa2       1,320,000                       1,210,894
Series 1998-D6 Class A-4,
7.1288% 3/17/28 (f)

Resolution Trust Corp. Series     A2         1,200,000                       1,188,000
1995-C1 Class C, 6.9% 2/25/27

Structured Asset Securities       BBB        640,000                         633,100
Corp. Series 1996-CFL Class
E, 7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series 1 Class     Aaa        1,150,000                       1,075,564
A2, 6.602% 12/15/10 (d)

Series D-2, 6.992% 12/15/10       Baa2       1,100,000                       1,018,445
(d)

Series E-2, 7.224% 12/15/10       Baa3       660,000                         601,038
(d)

TOTAL COMMERCIAL MORTGAGE                                                    19,631,337
SECURITIES
(Cost $20,649,047)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (G) - 0.9%



Israeli State euro 6.375%         A3         800,000                         786,672
12/19/01

Korean Republic yankee:

8.75% 4/15/03                     Baa2       420,000                         428,005

8.875% 4/15/08                    Baa2       602,000                         634,659

Ontario Province yankee           Aa3        3,000,000                       3,034,080
global 7.75% 6/4/02

Quebec Province 7.5% 9/15/29      A2         1,350,000                       1,356,467

United Mexican States 9.875%      Baa3       900,000                         947,250
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                 7,187,133
GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,253,330)

SUPRANATIONAL OBLIGATIONS -
0.2%



Inter-American Development        Aaa        1,270,000                       1,231,151
Bank  yankee 6.29% 7/16/27
(Cost $1,262,012)



BANK NOTES - 2.5%

                                    PRINCIPAL AMOUNT               VALUE (NOTE 1)

Bank of America NA 6.1%             $ 10,800,000                   $ 10,795,290
6/21/00

Bank One NA 6.29% 8/25/00            9,300,000                      9,289,003

TOTAL BANK NOTES                                                    20,084,293
(Cost $20,100,000)

CERTIFICATES OF DEPOSIT - 6.4%



Bayerische Hypo-und                  11,000,000                     10,981,996
Vereinsbank AG yankee
5.9238% 5/15/00 (f)

Canadian Imperial Bank of            10,000,000                     9,998,662
Commerce yankee 6.13%
4/13/00 (f)

Commerzbank AG yankee 5.58%          10,000,000                     9,981,801
6/12/00

Fleet National Bank 6.2475%          10,000,000                     9,999,640
5/5/00 (f)

Westdeutsche Landesbank              10,800,000                     10,797,751
Girozentrale yankee 6.03%
5/23/00

TOTAL CERTIFICATES OF DEPOSIT                                       51,759,850
(Cost $51,784,971)

COMMERCIAL PAPER - 3.4%



Den Danske Corp., Inc. yankee        5,000,000                      4,957,075
5.94% 5/24/00

Finova Capital Corp. 6.24%           11,600,000                     11,598,174
4/10/00 (f)

Salomon Smith Barney                 10,800,000                     10,749,264
Holdings, Inc. 5.95% 5/1/00

TOTAL COMMERCIAL PAPER                                              27,304,513
(Cost $27,300,115)


CASH EQUIVALENTS - 1.0%

                                    MATURITY AMOUNT

Investments in repurchase           $ 8,488,413                     8,484,000
agreements (U.S. Government
Obligations), in a joint
trading account at 6.24%,
dated 3/31/00 due 4/3/00
(Cost $8,484,000)

TOTAL INVESTMENT PORTFOLIO -                                        808,314,753
99.5%
(Cost $792,365,451)

NET OTHER ASSETS - 0.5%                                             4,333,029

NET ASSETS - 100%                                                 $ 812,647,782


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,107,286 or 3.3% of net assets.

(e) Security purchased on a delayed delivery or when-issued basis.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST

Goldman Sachs Group L.P.      1/25/99           $ 11,700,000
6.34% 7/27/00

Micron Technology, Inc. 6.5%  11/1/99           $ 787,500
9/30/05

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        35.9%      AAA, AA, A    32.5%

Baa               10.8%      BBB           10.8%

Ba                1.0%       BB            1.4%

B                 5.6%       B             5.9%

Caa               1.6%       CCC           1.4%

Ca, C             0.0%       CC, C         0.1%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     89.3%

Germany                       3.9

Canada                        2.1

United Kingdom                2.0

Others (individually less     2.7
than 1%)

                            100.0%

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $792,589,682. Net unrealized appreciation aggregated $15,725,071, of which $41,677,769 related to appreciated investment securities and $25,952,698 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 808,314,753
value (including repurchase
agreements of $8,484,000)
(cost $792,365,451) -  See
accompanying schedule

Cash                                          39,565

Receivable for investments                    9,715,976
sold

Receivable for fund shares                    1,195,253
sold

Dividends receivable                          228,663

Interest receivable                           7,844,673

Other receivables                             3,079

 TOTAL ASSETS                                 827,341,962

LIABILITIES

Payable for investments         $ 8,544,482
purchased Regular delivery

 Delayed delivery                2,763,639

Payable for fund shares          2,943,937
redeemed

Accrued management fee           288,282

Other payables and accrued       153,840
expenses

 TOTAL LIABILITIES                            14,694,180

NET ASSETS                                   $ 812,647,782

Net Assets consist of:

Paid in capital                              $ 768,901,031

Undistributed net investment                  4,901,719
income

Accumulated undistributed net                 22,895,730
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   15,949,302
(depreciation) on investments

NET ASSETS, for 66,078,362                   $ 812,647,782
shares outstanding

NET ASSET VALUE, offering                     $12.30
price and redemption price
per share ($812,647,782
(divided by) 66,078,362
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED MARCH 31,
                                       2000 (UNAUDITED)

INVESTMENT INCOME                           $ 1,328,078
Dividends

Interest                                     23,952,159

 TOTAL INCOME                                25,280,237

EXPENSES

Management fee                 $ 1,838,833

Transfer agent fees             765,372

Accounting fees and expenses    106,579

Non-interested trustees'        1,395
compensation

Custodian fees and expenses     26,352

Registration fees               18,325

Audit                           24,086

Legal                           2,604

Reports to shareholders         49,764

Miscellaneous                   1,870

 Total expenses before          2,835,180
reductions

 Expense reductions             (85,841)     2,749,339

NET INVESTMENT INCOME                        22,530,898

REALIZED AND UNREALIZED GAIN                 23,788,668
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                     1,048,257
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              24,836,925

NET INCREASE (DECREASE) IN                  $ 47,367,823
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 22,530,898                $ 43,195,392
income

 Net realized gain (loss)         23,788,668                  20,929,774

 Change in net unrealized         1,048,257                   (7,309,264)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       47,367,823                  56,815,902
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (22,176,395)                (41,923,096)
From net investment income

 From net realized gain           (15,249,488)                (36,664,108)

 TOTAL DISTRIBUTIONS              (37,425,883)                (78,587,204)

Share transactions Net            114,310,812                 541,145,296
proceeds from sales of shares

 Reinvestment of distributions    35,248,678                  74,281,475

 Cost of shares redeemed          (249,608,502)               (467,016,784)

 NET INCREASE (DECREASE) IN       (100,049,012)               148,409,987
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (90,107,072)                126,638,685
IN NET ASSETS

NET ASSETS

 Beginning of period              902,754,854                 776,116,169

 End of period (including        $ 812,647,782               $ 902,754,854
undistributed net investment
income of $4,901,719 and
$4,547,216, respectively)

OTHER INFORMATION
Shares

 Sold                             9,427,338                   43,710,825

 Issued in reinvestment of        2,918,312                   6,082,564
distributions

 Redeemed                         (20,597,690)                (37,785,305)

 Net increase (decrease)          (8,252,040)                 12,008,084


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MARCH 31, 2000  YEARS ENDED SEPTEMBER 30,

                               (UNAUDITED)                      1999                       1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.15                          $ 12.45                    $ 12.36    $ 11.63    $ 11.46
period

Income from Investment
Operations

Net investment  income          .31 D                            .58 D                      .57 D      .56 D      .61

Net realized  and unrealized    .36                              .22                        .39        1.02       .20
gain (loss)

Total from investment           .67                              .80                        .96        1.58       .81
operations

Less Distributions

 From net investment income     (.31)                            (.57)                      (.58)      (.59)      (.64)

From net  realized gain         (.21)                            (.53)                      (.29)      (.26)      -

Total distributions             (.52)                            (1.10)                     (.87)      (.85)      (.64)

Net asset value,  end of       $ 12.30                          $ 12.15                    $ 12.45    $ 12.36    $ 11.63
period

TOTAL RETURN B, C               5.65%                            6.65%                      8.06%      14.16%     7.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 812,648                        $ 902,755                  $ 776,116  $ 647,402  $ 566,104
(000 omitted)

Ratio of expenses to average    .66% A                           .69%                       .71%       .77%       .82%
net assets

Ratio of expenses to average    .64% A, E                        .67% E                     .69% E     .76% E     .80% E
net assets after expense
reductions

Ratio of net investment         5.21% A                          4.72%                      4.62%      4.74%      5.03%
income to average net assets

Portfolio turnover rate         110% A                           121%                       156%       112%       148%



                               YEARS ENDED SEPTEMBER 30,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.69
period

Income from Investment
Operations

Net investment  income          .56

Net realized  and unrealized    .68
gain (loss)

Total from investment           1.24
operations

Less Distributions

 From net investment income     (.47)

From net  realized gain         -

Total distributions             (.47)

Net asset value,  end of       $ 11.46
period

TOTAL RETURN B, C               11.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 566,079
(000 omitted)

Ratio of expenses to average    .79%
net assets

Ratio of expenses to average    .79%
net assets after expense
reductions

Ratio of net investment         5.15%
income to average net assets

Portfolio turnover rate         157%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager: Income(the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,539,430 or 1.5% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $405,622,318 and $466,820,404, respectively, of which U.S. government and government agency obligations aggregated $161,385,926 and $115,003,127, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.42% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.18% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,368 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,311 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,871 and $52,659, respectively, under these arrangements.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on January 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.*

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    9,236,284,897.10    91.049

Withheld       908,009,262.53      8.951

TOTAL          10,144,294,159.63   100.000

PHYLLIS BURKE DAVIS
Affirmative    9,230,630,093.84    90.993

Withheld       913,664,065.79      9.007

TOTAL          10,144,294,159.63   100.000

ROBERT M. GATES
Affirmative    9,229,765,299.40    90.985

Withheld       914,528,860.23      9.015

TOTAL          10,144,294,159.63   100.000

EDWARD C. JOHNSON 3D
Affirmative    9,238,995,291.00    91.076

Withheld       905,298,868.63      8.924

TOTAL          10,144,294,159.63   100.000

DONALD J. KIRK
Affirmative    9,239,398,966.63    91.080

Withheld       904,895,193.00      8.920

TOTAL          10,144,294,159.63   100.000

NED C. LAUTENBACH
Affirmative    9,242,987,434.50    91.115

Withheld       901,306,725.13      8.885

TOTAL          10,144,294,159.63   100.000

 PETER S. LYNCH
Affirmative    9,244,167,288.46    91.127

Withheld       900,126,871.17      8.873

TOTAL          10,144,294,159.63   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
WILLIAM O. MCCOY
Affirmative    9,241,448,245.01    91.100

Withheld       902,845,914.62      8.900

TOTAL          10,144,294,159.63   100.000

GERALD C. MCDONOUGH
Affirmative    9,225,179,175.53    90.940

Withheld       919,114,984.10      9.060

TOTAL          10,144,294,159.63   100.000

MARVIN L. MANN
Affirmative    9,239,784,813.43    91.084

Withheld       904,509,346.20      8.916

TOTAL          10,144,294,159.63   100.000

ROBERT C. POZEN
Affirmative    9,243,097.59        91.116

Withheld       901,197,062.04      8.884

TOTAL          10,144,294,159.63   100.000

THOMAS R. WILLIAMS
Affirmative    9,225,736,400.63    90.945

Withheld       918,557,759.00      9.055

TOTAL          10,144,294,159.63   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    412,754,676.81   90.125

Against        7,048,938.58     1.539

Abstain        38,175,059.39    8.336

TOTAL          457,978,674.78   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Bradford F. Lewis, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AMi-SANN-0500  100858
1.702315.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
ASSET MANAGERSM

SEMIANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

MARKET RECAP                  6   An overview of the market's
                                  performance and the factors
                                  driving it.

FUND TALK                     7   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          43  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets, as
                                  well as financial highlights.

NOTES                         47  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  52  The auditors' opinion.

PROXY VOTING RESULTS          53

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

ASSET MANAGER SM                 16.50%         16.60%       119.18%       285.00%

Asset Manager Composite          9.83%          10.30%       108.70%       219.32%

 S&P 500 (registered trademark)  17.51%         17.94%       227.31%       461.98%

 LB Aggregate Bond               2.08%          1.87%        41.20%        116.26%

 LB 3 Month T-Bill               2.65%          5.15%        30.16%        64.96%

Flexible Portfolio Funds         13.58%         14.77%       116.50%       259.36%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

ASSET MANAGER                 16.60%       16.99%        14.43%

Asset Manager Composite       10.30%       15.85%        12.31%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Asset Manager               50 S&P/40 LBAgg/10 LB 3Mo
S&P 500                     LB Aggregate Bond
             00314                       F0001
SP001                       LB001
  1990/03/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/04/30       9833.02                     9907.10
    9750.00                     9908.00
  1990/05/31      10352.50                    10330.23
   10700.63                    10201.28
  1990/06/30      10435.99                    10394.90
   10627.86                    10365.52
  1990/07/31      10426.72                    10459.87
   10593.85                    10508.56
  1990/08/31      10074.21                    10136.66
    9636.17                    10367.75
  1990/09/30       9870.13                    10047.56
    9166.89                    10453.80
  1990/10/31       9897.96                    10119.30
    9127.47                    10586.56
  1990/11/30      10371.06                    10423.08
    9717.10                    10814.17
  1990/12/31      10694.32                    10597.56
    9988.21                    10982.87
  1991/01/31      11264.95                    10800.61
   10423.70                    11119.06
  1991/02/28      11756.87                    11071.38
   11168.99                    11213.57
  1991/03/31      11953.64                    11194.27
   11439.28                    11290.95
  1991/04/30      12140.57                    11269.05
   11466.73                    11412.89
  1991/05/31      12445.56                    11448.00
   11962.10                    11479.08
  1991/06/30      12179.92                    11299.64
   11414.23                    11473.35
  1991/07/31      12504.59                    11526.76
   11946.14                    11632.82
  1991/08/31      12789.90                    11732.97
   12229.26                    11884.09
  1991/09/30      12809.58                    11790.11
   12025.03                    12125.34
  1991/10/31      12907.96                    11896.81
   12186.17                    12259.93
  1991/11/30      12681.68                    11818.06
   11695.06                    12372.72
  1991/12/31      13222.67                    12403.17
   13032.98                    12740.19
  1992/01/31      13413.69                    12267.12
   12790.57                    12566.93
  1992/02/29      13668.38                    12345.14
   12956.84                    12648.61
  1992/03/31      13668.38                    12255.14
   12704.18                    12577.78
  1992/04/30      13859.40                    12408.82
   13077.69                    12668.34
  1992/05/31      13997.36                    12530.34
   13141.77                    12907.77
  1992/06/30      13997.36                    12536.48
   12945.96                    13085.90
  1992/07/31      14283.88                    12878.80
   13475.45                    13352.85
  1992/08/31      14220.21                    12829.11
   13199.20                    13487.71
  1992/09/30      14326.33                    12973.60
   13354.95                    13648.22
  1992/10/31      14305.11                    12913.14
   13401.69                    13466.70
  1992/11/30      14623.47                    13077.14
   13858.69                    13469.39
  1992/12/31      14908.00                    13231.68
   14029.15                    13683.55
  1993/01/31      15164.46                    13397.82
   14147.00                    13946.28
  1993/02/28      15320.56                    13584.34
   14339.40                    14190.34
  1993/03/31      15824.95                    13724.32
   14641.96                    14249.94
  1993/04/30      15892.48                    13640.90
   14287.62                    14349.69
  1993/05/31      16230.14                    13787.21
   14670.53                    14368.34
  1993/06/30      16434.47                    13933.91
   14713.07                    14628.41
  1993/07/31      16684.34                    13951.97
   14654.22                    14711.79
  1993/08/31      17161.36                    14295.35
   15209.62                    14969.25
  1993/09/30      17150.60                    14281.34
   15092.50                    15009.66
  1993/10/31      17654.69                    14428.15
   15404.92                    15065.20
  1993/11/30      17620.32                    14317.20
   15258.57                    14937.15
  1993/12/31      18379.83                    14417.54
   15443.20                    15017.81
  1994/01/31      18976.58                    14701.45
   15968.27                    15220.55
  1994/02/28      18379.83                    14420.88
   15535.53                    14955.71
  1994/03/31      17490.69                    14048.48
   14858.18                    14586.30
  1994/04/30      17478.65                    14083.80
   15048.36                    14469.61
  1994/05/31      17623.10                    14178.67
   15295.16                    14468.17
  1994/06/30      17235.30                    14038.58
   14920.43                    14436.34
  1994/07/31      17574.43                    14335.86
   15409.82                    14723.62
  1994/08/31      17986.24                    14582.35
   16041.62                    14741.29
  1994/09/30      17767.70                    14368.81
   15648.60                    14524.59
  1994/10/31      17853.01                    14506.86
   16000.69                    14511.52
  1994/11/30      17584.91                    14294.69
   15417.95                    14479.59
  1994/12/31      17166.50                    14429.26
   15646.60                    14579.50
  1995/01/31      17029.96                    14700.21
   16052.31                    14868.18
  1995/02/28      17290.63                    15068.80
   16677.87                    15222.04
  1995/03/31      17565.89                    15300.08
   17170.03                    15314.89
  1995/04/30      17928.20                    15575.66
   17675.69                    15529.30
  1995/05/31      18352.98                    16092.56
   18382.19                    16130.29
  1995/06/30      18604.78                    16309.58
   18809.21                    16248.04
  1995/07/31      19120.18                    16517.43
   19432.92                    16212.29
  1995/08/31      19245.89                    16626.97
   19481.70                    16408.46
  1995/09/30      19560.68                    16986.32
   20303.82                    16567.62
  1995/10/31      19497.46                    17083.14
   20231.34                    16783.00
  1995/11/30      19864.14                    17504.37
   21119.50                    17034.75
  1995/12/31      20283.23                    17759.20
   21526.26                    17273.23
  1996/01/31      20718.33                    18061.93
   22259.01                    17387.24
  1996/02/29      20615.95                    17995.13
   22465.35                    17084.70
  1996/03/31      20617.02                    18016.19
   22681.69                    16965.10
  1996/04/30      20797.42                    18091.89
   23016.02                    16870.10
  1996/05/31      21016.47                    18282.87
   23609.60                    16836.36
  1996/06/30      21133.79                    18419.59
   23699.56                    17061.97
  1996/07/31      20731.12                    18128.04
   22652.51                    17108.03
  1996/08/31      20861.01                    18282.57
   23130.25                    17078.95
  1996/09/30      21588.94                    18831.19
   24432.02                    17376.12
  1996/10/31      22138.81                    19221.60
   25105.86                    17761.87
  1996/11/30      23186.18                    19952.33
   27003.61                    18065.60
  1996/12/31      22864.85                    19729.62
   26468.67                    17897.59
  1997/01/31      23558.99                    20379.51
   28122.43                    17953.07
  1997/02/28      23753.34                    20487.73
   28342.91                    17997.96
  1997/03/31      22855.67                    19984.45
   27178.30                    17798.18
  1997/04/30      23639.45                    20710.68
   28800.84                    18065.15
  1997/05/31      24801.13                    21430.79
   30554.24                    18236.77
  1997/06/30      25434.49                    22020.57
   31923.07                    18453.79
  1997/07/31      26887.49                    23146.15
   34463.19                    18952.04
  1997/08/31      26168.04                    22429.78
   32532.56                    18790.95
  1997/09/30      27017.62                    23187.12
   34314.37                    19069.06
  1997/10/31      26676.52                    22944.35
   33168.27                    19345.56
  1997/11/30      27358.71                    23527.48
   34703.63                    19434.55
  1997/12/31      27957.91                    23834.63
   35299.49                    19630.84
  1998/01/31      28186.45                    24099.91
   35689.90                    19882.11
  1998/02/28      29435.80                    24970.16
   38263.86                    19866.20
  1998/03/31      30064.12                    25655.21
   40223.35                    19933.75
  1998/04/30      29833.92                    25849.17
   40628.00                    20037.40
  1998/05/31      29526.99                    25736.85
   39929.60                    20227.76
  1998/06/30      30221.42                    26357.97
   41551.54                    20399.36
  1998/07/31      30314.22                    26251.58
   41109.02                    20442.65
  1998/08/31      27282.80                    24536.85
   35165.48                    20775.38
  1998/09/30      28460.03                    25565.54
   37418.18                    21261.77
  1998/10/31      29583.45                    26561.31
   40461.77                    21149.59
  1998/11/30      30972.12                    27435.46
   42914.16                    21269.37
  1998/12/31      32457.27                    28269.57
   45386.87                    21333.33
  1999/01/31      33147.85                    28952.20
   47284.95                    21485.71
  1999/02/28      32251.97                    28308.77
   45815.34                    21110.57
  1999/03/31      33018.16                    28949.99
   47648.41                    21227.70
  1999/04/30      33789.97                    29557.69
   49493.83                    21294.99
  1999/05/31      33225.23                    29116.24
   48325.28                    21107.59
  1999/06/30      34307.90                    29898.31
   51007.33                    21040.19
  1999/07/31      33738.63                    29393.93
   49414.89                    20951.82
  1999/08/31      33302.19                    29327.06
   49170.28                    20941.18
  1999/09/30      33048.04                    29074.45
   47822.52                    21184.18
  1999/10/31      34099.92                    30049.39
   50848.73                    21262.34
  1999/11/30      35017.92                    30366.18
   51882.49                    21260.86
  1999/12/31      36867.96                    31215.69
   54938.37                    21158.35
  2000/01/31      36226.08                    30404.02
   52178.26                    21089.13
  2000/02/29      37108.66                    30276.84
   51190.53                    21344.14
  2000/03/31      38500.50                    31931.65
   56198.50                    21626.00
IMATRL PRASUN   SHR__CHT 20000331 20000420 085137 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Asset Manager Fund on March 31, 1990. As the chart shows, by March 31, 2000, the value of the investment would have grown to $38,500 - a 285.00% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $56,198 - a 461.98% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,626 - a 116.26% increase. You can also look at how the Asset Manager Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,932 - a 219.32% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 50% STOCKS, 40% BONDS AND 10% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40%, AND 30%,
RESPECTIVELY, PRIOR TO JUNE 1, 1992.

MARKET RECAP


While Y2K concerns fizzled, technology stocks sizzled during the six-month period ending March 31, 2000. The last quarter of the 20th century and the first quarter of the new millennium witnessed record-breaking equity market performance, while the fixed-income segment of the market suffered one of its worst performances in decades.

STOCKS: Euphoria over technology stocks continued unabated for most of the six-month period ending March 31, 2000. Investors poured record amounts of new money into the technology sector during the period, hoping to capture a percentage of the staggering growth seen in Internet-related companies, even if many had yet to show a profit. This high-octane boost helped propel the tech-heavy NASDAQ Index to a 66.69% gain during the period. The rise in many small- and mid-cap technology and biotechnology stocks also fueled a strong advance in the Russell 2000(registered trademark) Index - a popular measure of small-cap stock performance - which rose 26.84%. Meanwhile, investors shunned industrial and value-oriented stocks for most of the period, particularly those in the financial and health care sectors. The increasing gulf between new economy and old economy stocks was apparent as the blue chips' benchmark - the Dow Jones Industrial Average - rose a modest 6.44%. The Standard & Poor's 500SM Index-a measure of 500 commonly held large-cap stocks - gained 17.51% during the period. However, the divergence in U.S. equity markets reversed course late in the period, as many investors began to question the soaring valuations in the technology sector and retreated to the more established, blue-chip stocks. This turn to quality was illustrated by the S&P 500(registered trademark) index's 9.78% return and the Dow's 7.97% return in March, compared to a 2.62% loss in the NASDAQ index during the month.

BONDS: Bonds didn't have much progress to report at the close of the six-month period that ended March 31, 2000, returning a scant 2.08% according to the Lehman Brothers Aggregate Bond Index - a widely accepted measure of taxable-bond performance. Anticipation of and reaction to a pair of interest-rate hikes levied by the Federal Reserve Board aimed at fending off inflation kept performance under wraps for much of the period. Treasuries struggled the most early on, as investors sought out high-flying equities or higher-yielding spread sector securities --namely corporate bonds, mortgage securities and government agencies - which benefited from a favorable technical environment. Declining interest-rate volatility and a falloff in new-issue supply spelled success for mortgages. Lighter-than-expected supply lifted corporates, while a restructuring in the agency market energized those issues. However, when the U.S. Treasury announced in January its plans to buy back long-term debt and curtail future government debt auctions, Treasury prices soared. In response, spread sectors languished, as yield spreads widened out in relation to Treasuries. This reversal of fortune was clearly demonstrated by the Lehman Brothers Treasury Index, which returned 3.02% for the six-month period, compared to the Lehman Brothers Corporate Bond, Mortgage-Backed Securities and U.S. Agency indexes, which returned 1.46%, 1.77% and 1.67%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended March 31, 2000, the fund returned 16.50%, outpacing the Fidelity Asset Manager Composite Index, which returned 9.83% during this same time frame. Fund performance also topped that of the flexible portfolio funds average tracked by Lipper Inc., which returned 13.58%. For the 12 months that ended March 31, 2000, the fund posted a return of 16.60%, while the composite index and the Lipper average returned 10.30% and 14.77%, respectively.

Q. HOW DID YOUR ASSET ALLOCATION DECISIONS PLAY OUT FOR THE FUND
DURING THE SIX-MONTH PERIOD?

A. The decision to maintain our emphasis on equities was a good one, as these securities outperformed all other asset classes by wide margins during the six-month period. The fund's neutral allocation mix typically calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. Given the strong showing for stocks, the fund's slight overexposure here relative to the composite index proved particularly beneficial. Strong security selection was a big reason for our success, especially in terms of performance relative to our peers, which tended to be more heavily invested in stocks. The fund's underexposure to bonds in light of the run-up in equities helped, as most fixed-income investments faced an upstream battle against higher interest rates during the period. It's important to note that as the period progressed, I began to pull back a little on our equity exposure, as concerns about lofty valuations, inflation and the direction of interest rates - spurred by strengthening demand in the domestic economy and improving conditions overseas - appeared to be winning the battle against earnings growth for investors' attention.

Q. WHAT WAS BEHIND THE STRONG PERFORMANCE OF THE FUND'S EQUITY
SUBPORTFOLIO?

A. Simply put, stock picking. I have to credit Tom Sprague, who directs the fund's equity investments, with finding the winners in the swift-moving spaces of technology, wireless communications and genomics, or genetic research. The story of the period was one of pure growth concentrated in these few sectors, as investors focused their efforts on those firms expected to power the new economy. Not surprisingly in this narrowly led market, technology accounted for over 65% of the fund's total return and, although market-weighted, was responsible for its outperformance. Tom's strategy to overweight benchmark issues Network Appliance, Comverse Technology, Veritas Software and PE Corp., as well as those stocks not represented in the index, such as Exodus, Metromedia Fiber, Human Genome and Nokia, paid off nicely for the fund. On the flip side, having underweighted positions in tech giants Intel, Oracle, Sun Microsystems and Qualcomm detracted from returns. The fund's exposure to weakness elsewhere in the market was particularly noticeable in the subpar performance of pharmaceutical stocks Eli Lilly and Bristol-Myers Squibb, as well as financial holding Fannie Mae.

Q. HOW DID THE FUND'S BOND SUBPORTFOLIOS FARE?

A. The fund's continued focus on high-yield securities - an asset class not represented in the index - helped slightly. Yield spreads relative to Treasuries began to widen significantly in mid-February, erasing much of the gains collected earlier in the period. Prices fell sharply as aggressive investors dumped high-yield bonds for the more attractive growth found in red-hot technology stocks. Thanks to superior credit research headed up by Fred Hoff, we managed to avoid even further losses during the sharp downturn in the high-yield market. The investment-grade portion of the fund, headed by Charlie Morrison, also suffered from widening spreads, but not as much as our high-yield positions. Following strong performance turned in by the spread sectors - namely corporate bonds and mortgage securities - in the fourth quarter of 1999, Charlie and his team scaled back the fund's exposure to these markets in early January. This strategy benefited the fund, as spread sector performance weakened in the second half of the period. Of particular note in the investment-grade bond market at this time was the U.S. Treasury's announcement in January of its intent to re-purchase long-term debt and cut back on future issuance. This move sparked a tremendous rally in long-term Treasury bonds. Despite the Federal Reserve Board's actions to raise interest rates during the period, the strong technicals provided by the Treasury buybacks led to a positive return for the investment-grade subportfolio.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd assembled an effective blend of securities maturing in three to six months to take advantage of the attractive yields that developed in the short-term markets during the period. These securities performed well, as they provided nice yields and began maturing late in the period when the Fed resumed its campaign of tightening monetary policy - a process that began in June 1999 and was halted temporarily late in the year so as not to add to Y2K concerns. Shareholders should note that the short-term money market subportfolio may invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm rather cautious going forward. The Fed appears determined to raise interest rates further in an attempt to cool the economy. It's unclear to me right now if the market will be able to shake its concerns about inflation and seemingly overstretched valuations. The sharp sell-off in the equity market at the end of the period may indicate a shift in market leadership. If this involves merely a shift from leading sectors to others that isn't terribly disruptive, it would be ideal for us given the way we manage money. However, if certain key sectors get hurt so badly that it pulls the broader market down with them, we'd be faced with a tougher challenge. Since I can't be sure how all of this ultimately will play out, I'm not willing to make a big bet one way or another. The fund is poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high total return
with reduced risk over the
long term by allocating its
assets among stocks, bonds
and short-term instruments

FUND NUMBER: 314

TRADING SYMBOL: FASMX

START DATE: December 28,
1988

SIZE: as of March 31, 2000,
more than $13.2 billion

MANAGER: Richard
Habermann, since 1996;
manager, Asset Manager:
Aggressive, since 1999; Asset
Manager: Income and Asset
Manager: Growth, since
1996; Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund,
1972-1977; joined Fidelity
in 1968

DICK HABERMANN ON USING
ASSET ALLOCATION TO HELP
MANAGE RISK:

"Investing in an asset allocation
fund right now may not be the first
thing on most people's minds,
which is understandable given the
impressive run-up in stocks of
late. What is concerning, though,
is a market that appears to have
grown so enamored with the
rewards of investing that it has
become blinded to its risks.

"As much as some people don't
like to admit it, investing in
equities is risky business. There's
always plenty of risk over the
course of a market cycle, and
investors can lose a lot of money in
the process. We try to manage this
risk by taking a multi-layered
investment approach. The
subportfolio managers take great
care formulating risk/return
strategies for the fund's
underlying investments, as do I by
way of selecting the fund's ongoing
asset allocation. By building a
discipline at several levels,
namely security, sector and asset
class, we offer investors a
different approach not found in
many funds."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF MARCH
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cisco Systems, Inc.             2.1                     1.3

Microsoft Corp.                 1.9                     1.7

General Electric Co.            1.5                     1.9

Exxon Mobil Corp.               1.1                     1.0

Eli Lilly & Co.                 1.0                     0.9

                                7.6                     6.8

TOP FIVE BOND ISSUERS AS OF
MARCH 31, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                              MONTHS AGO

Fannie Mae                      8.6                     8.5

U.S. Treasury Obligations       4.9                     2.2

Government National Mortgage    1.7                     1.9
Association

Freddie Mac                     1.3                     0.8

Ford Motor Credit Co.           0.4                     0.6

                                16.9                    14.0

TOP FIVE MARKET SECTORS AS OF
MARCH 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      19.7                    15.8

Finance                         9.8                     13.0

Utilities                       8.6                     7.5

Media & Leisure                 7.9                     9.5

Energy                          4.7                     5.1



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MARCH 31, 2000 *                                    AS OF SEPTEMBER 30, 1999 **

Stock Class                     56.3%                     Stock Class                            57.2%

Bond Class                      35.1%                     Bond Class                             36.9%

Short-term Class                 8.6%                     Short-term Class                        5.9%

*FOREIGN INVESTMENTS             8.3%                     **FOREIGN INVESTMENTS                   7.2%

Row: 1, Col: 1, Value: 56.3                               Row: 1, Col: 1, Value: 57.2
Row: 1, Col: 2, Value: 0.0                                Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 35.1                               Row: 1, Col: 4, Value: 36.9
Row: 1, Col: 5, Value: 0.0                                Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 8.6                                Row: 1, Col: 8, Value: 5.9



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S
PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS
CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 54.4%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.6%

AEROSPACE & DEFENSE - 0.7%

Boeing Co.                        1,160,500              $ 44,026

United Technologies Corp.         666,446                 42,111

                                                          86,137

SHIP BUILDING & REPAIR - 0.9%

General Dynamics Corp.            2,430,100               120,897

TOTAL AEROSPACE & DEFENSE                                 207,034

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.3%

Union Carbide Corp.               610,000                 35,571

IRON & STEEL - 0.2%

Allegheny Technologies, Inc.      1,200,000               24,075

METALS & MINING - 0.5%

Alcoa, Inc.                       623,400                 43,794

Falconbridge Ltd.                 1,478,000               22,030

                                                          65,824

PACKAGING & CONTAINERS - 0.2%

Corning, Inc.                     140,000                 27,160

PAPER & FOREST PRODUCTS - 0.0%

Bowater, Inc.                     139,200                 7,430

TOTAL BASIC INDUSTRIES                                    160,060

CONSTRUCTION & REAL ESTATE -
0.4%

CONSTRUCTION - 0.2%

Centex Corp.                      1,386,690               33,021

ENGINEERING - 0.2%

Fluor Corp.                       650,000                 20,150

TOTAL CONSTRUCTION & REAL                                 53,171
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Danaher Corp.                     155,400                 7,925

Navistar International Corp.      825,000                 33,103
(a)

                                                          41,028

CONSUMER DURABLES - 0.3%

Minnesota Mining &                400,000                 35,425
Manufacturing Co.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.8%

Black & Decker Corp.              796,500                $ 29,919

Pioneer Corp.                     882,000                 24,973

Sony Corp.                        357,800                 50,114

                                                          105,006

HOME FURNISHINGS - 0.5%

Herman Miller, Inc.               1,083,900               30,349

Leggett & Platt, Inc.             1,750,300               37,631

                                                          67,980

TEXTILES & APPAREL - 0.4%

Arena Brands Holdings Corp.       130,444                 3,261
Class B

Liz Claiborne, Inc.               740,000                 33,901

Shaw Industries, Inc.             1,600,000               24,300

                                                          61,462

TOTAL DURABLES                                            310,901

ENERGY - 4.1%

ENERGY SERVICES - 1.3%

Baker Hughes, Inc.                1,350,000               40,838

BJ Services Co. (a)               303,600                 22,428

ENSCO International, Inc.         1,125,600               40,662

Halliburton Co.                   770,600                 31,595

Transocean Sedco Forex, Inc.      690,000                 35,406

                                                          170,929

OIL & GAS - 2.8%

Anadarko Petroleum Corp.          1,109,200               42,912

Apache Corp.                      1,178,400               58,625

BP Amoco PLC sponsored ADR        559,338                 29,680

Conoco, Inc. Class B              700,000                 17,938

Exxon Mobil Corp.                 1,916,400               149,120

Tosco Corp.                       925,100                 28,158

Total Fina SA sponsored ADR       539,572                 39,726

                                                          366,159

TOTAL ENERGY                                              537,088

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - 5.8%

BANKS - 0.7%

Bank of New York Co., Inc.        859,100                $ 35,706

Chase Manhattan Corp.             282,300                 24,613

Northern Trust Corp.              484,400                 32,727

                                                          93,046

CREDIT & OTHER FINANCE - 1.2%

American Express Co.              461,600                 68,750

Citigroup, Inc.                   1,470,600               87,225

                                                          155,975

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        2,266,100               127,893

Freddie Mac                       421,300                 18,616

                                                          146,509

INSURANCE - 1.9%

AFLAC, Inc.                       1,003,800               45,736

Ambac Financial Group, Inc.       1,542,200               77,688

American International Group,     679,146                 74,366
Inc.

CIGNA Corp.                       717,088                 54,319

                                                          252,109

SECURITIES INDUSTRY - 0.9%

Charles Schwab Corp.              610,000                 34,656

Daiwa Securities Group, Inc.      2,473,000               46,440

Morgan Stanley Dean Witter &      564,600                 46,050
Co.

                                                          127,146

TOTAL FINANCE                                             774,785

HEALTH - 4.2%

DRUGS & PHARMACEUTICALS - 3.0%

Bristol-Myers Squibb Co.          1,342,900               77,552

Celgene Corp. (a)                 170,000                 16,926

Eli Lilly & Co.                   2,095,500               132,017

Genentech, Inc.                   150,000                 22,800

Immunex Corp. (a)                 484,000                 30,704

Merck & Co., Inc.                 329,000                 20,439

PE Corp. - Celera Genomics        230,000                 21,059
Group (a)

Protein Design Labs, Inc. (a)     180,000                 14,310

Schering-Plough Corp.             399,500                 14,682

Warner-Lambert Co.                466,000                 45,435

                                                          395,924

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 1.2%

Becton, Dickinson & Co.           116,400                $ 3,063

Cardinal Health, Inc.             708,000                 32,480

Johnson & Johnson                 524,500                 36,748

Medtronic, Inc.                   1,414,654               72,766

Millipore Corp.                   261,800                 14,775

                                                          159,832

TOTAL HEALTH                                              555,756

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.9%

ELECTRICAL EQUIPMENT - 1.7%

General Electric Co.              1,315,900               204,211

Pinnacle Systems (a)              600,000                 19,950

                                                          224,161

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Caterpillar, Inc.                 796,200                 31,400

TOTAL INDUSTRIAL MACHINERY &                              255,561
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 3.1%

CBS Corp. (a)                     1,336,800               75,696

Clear Channel Communications,     370,161                 25,564
Inc. (a)

Comcast Corp. Class A             1,906,320               82,687
(special)

EchoStar Communications Corp.     380,000                 30,020
Class A (a)

Grupo Televisa SA de CV           225,000                 15,300
sponsored ADR (a)

MediaOne Group, Inc. (a)          472,500                 38,273

NTL, Inc. warrants 10/14/08       11,305                  1,176
(a)

Time Warner, Inc.                 1,194,241               119,424

USA Networks, Inc. (a)            800,000                 18,050

                                                          406,190

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(i)      3,361                   8

RESTAURANTS - 0.6%

Brinker International, Inc.       1,050,100               31,175
(a)

Darden Restaurants, Inc.          3,084,600               54,944

                                                          86,119

TOTAL MEDIA & LEISURE                                     492,317

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - 1.7%

FOODS - 0.4%

Keebler Foods Co.                 1,129,800              $ 32,411

Quaker Oats Co.                   393,500                 23,856

                                                          56,267

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               750,000                 21,797

Clorox Co.                        623,400                 20,261

Procter & Gamble Co.              710,100                 39,943

                                                          82,001

TOBACCO - 0.7%

Philip Morris Companies, Inc.     4,001,800               84,538

TOTAL NONDURABLES                                         222,806

RETAIL & WHOLESALE - 3.2%

APPAREL STORES - 0.1%

AnnTaylor Stores Corp. (a)        600,000                 13,800

DRUG STORES - 0.5%

Walgreen Co.                      2,660,000               68,495

GENERAL MERCHANDISE STORES -
1.2%

Costco Wholesale Corp. (a)        509,600                 26,786

Dollar Tree Stores, Inc. (a)      918,300                 47,866

Wal-Mart Stores, Inc.             1,363,400               75,669

                                                          150,321

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 1,735,600               78,536

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

Best Buy Co., Inc. (a)            410,600                 35,312

Circuit City Stores, Inc. -       505,400                 30,766
Circuit City Group

Home Depot, Inc.                  682,600                 44,028

                                                          110,106

TOTAL RETAIL & WHOLESALE                                  421,258

SERVICES - 0.6%

ADVERTISING - 0.4%

Interpublic Group of              562,200                 26,564
Companies, Inc.

Omnicom Group, Inc.               336,700                 31,460

                                                          58,024

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.2%

Ecolab, Inc.                      200,000                $ 7,338

H&R Block, Inc.                   350,000                 15,663

                                                          23,001

TOTAL SERVICES                                            81,025

TECHNOLOGY - 18.7%

COMMUNICATIONS EQUIPMENT - 4.1%

Ciena Corp. (a)                   110,000                 13,874

Cisco Systems, Inc. (a)           3,582,214               276,950

Comverse Technology, Inc. (a)     457,750                 86,515

Lucent Technologies, Inc.         729,314                 44,306

Nokia AB sponsored ADR            284,100                 61,721

Nortel Networks Corp.             480,000                 60,317

                                                          543,683

COMPUTER SERVICES & SOFTWARE
- 6.1%

America Online, Inc. (a)          460,000                 30,935

Ariba, Inc.                       65,000                  13,626

Automatic Data Processing,        730,500                 35,247
Inc.

BEA Systems, Inc. (a)             93,300                  6,846

Citrix Systems, Inc. (a)          3,800                   252

Covad Communications Group,       170,000                 12,325
Inc. (a)

eBay, Inc. (a)                    218,012                 38,370

Electronic Data Systems Corp.     1,531,100               98,277

Exodus Communications, Inc.       547,300                 76,896
(a)

IMS Health, Inc.                  216,600                 3,669

Intuit, Inc. (a)                  1,417,600               77,082

Lycos, Inc. (a)                   605,000                 42,501

Microsoft Corp. (a)               2,333,200               247,903

Oracle Corp. (a)                  640,000                 49,960

Priceline.com, Inc.               160,000                 12,800

Redback Networks, Inc.            80,000                  23,995

VERITAS Software Corp. (a)        259,400                 33,981

                                                          804,665

COMPUTERS & OFFICE EQUIPMENT
- 4.0%

Brocade Communications            340,000                 60,966
Systems, Inc.

CDW Computer Centers, Inc. (a)    250,000                 21,109

Dell Computer Corp. (a)           678,800                 36,613

EMC Corp. (a)                     894,000                 111,750

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Gateway, Inc. (a)                 841,600                $ 44,605

Hewlett-Packard Co.               360,000                 47,723

Lexmark International Group,      350,000                 37,013
Inc. Class A (a)

Maxtor Corp. (a)                  800,000                 10,350

Pitney Bowes, Inc.                885,800                 39,584

Quantum Corp. - Hard Disk         1,158,500               13,033
Drive Group (a)

SCI Systems, Inc. (a)             932,300                 50,169

Sun Microsystems, Inc. (a)        100,000                 9,370

Symbol Technologies, Inc.         623,400                 51,314

                                                          533,599

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        105,700                 10,993

Beckman Coulter, Inc.             120,000                 7,703

KLA-Tencor Corp. (a)              488,400                 41,148

PE Corp. - Biosystems Group       314,800                 30,378

Thermo Electron Corp. (a)         700,000                 14,263

                                                          104,485

ELECTRONICS - 3.7%

Altera Corp. (a)                  358,000                 31,952

Analog Devices, Inc. (a)          160,000                 12,890

Celestica, Inc. (sub. vtg.)       402,400                 21,201
(a)

Flextronics International         650,000                 45,784
Ltd. (a)

Intel Corp.                       423,700                 55,902

JDS Uniphase Corp. (a)            455,800                 54,952

Kyocera Corp.                     166,000                 27,556

Linear Technology Corp.           2,147,000               118,085

Motorola, Inc.                    250,000                 35,594

Texas Instruments, Inc.           80,000                  12,800

Tyco International Ltd.           874,400                 43,611

Vitesse Semiconductor Corp.       303,200                 29,183
(a)

                                                          489,510

TOTAL TECHNOLOGY                                          2,475,942

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.4%

AMR Corp.                         730,000                 23,269

Southwest Airlines Co.            1,150,000               23,934

                                                          47,203

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - 0.3%

Expeditors International of       1,020,000              $ 40,545
Washington, Inc.

United Parcel Service, Inc.       100,000                 6,300
Class B

                                                          46,845

TOTAL TRANSPORTATION                                      94,048

UTILITIES - 4.3%

CELLULAR - 2.5%

China Telecom (Hong Kong)         5,638,737               49,973
Ltd. (a)

McCaw International Ltd.          22,840                  57
warrants 4/15/07 (a)(e)

Nextel Communications, Inc.       330,000                 48,923
Class A (a)

QUALCOMM, Inc. (a)                150,000                 22,397

SK Telecom Co. Ltd.               29                      94

Sprint Corp. - PCS Group          900,000                 58,781
Series 1 (a)

Vodafone AirTouch PLC             3,148,709               17,495

Vodafone AirTouch PLC             1,563,500               86,872
sponsored ADR

VoiceStream Wireless Corp. (a)    340,000                 43,796

                                                          328,388

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     524,500                 41,304

TELEPHONE SERVICES - 1.5%

Allegiance Telecom, Inc. (a)      180,000                 14,513

AT&T Corp.                        1,498,050               84,265

ITXC Corp.                        71,500                  3,365

Metromedia Fiber Network,         970,400                 93,886
Inc. Class A (a)

Ono Finance PLC rights            4,510                   677
5/31/09 (a)(e)

Pathnet, Inc. warrants            15,335                  153
4/15/08 (a)(e)

                                                          196,859

TOTAL UTILITIES                                           566,551

TOTAL COMMON STOCKS                                       7,208,303
(Cost $4,834,530)

NONCONVERTIBLE PREFERRED
STOCKS - 1.5%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      581,326                 12,208
Capital Corp. $2.2812

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            4,320                  $ 3,598
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          5,988                   1,347

                                                          4,945

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            2,369                   2,126
Capital Trust II 7.875%

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp.     43,728                  4,635
$13.00

CSC Holdings, Inc. 11.125%        277,589                 29,771
pay-in-kind

Sinclair Capital 11.625%          82,440                  7,461

                                                          41,867

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             75,642                  6,921

8.625%                            1,932                   165

Series D, $10.00                  81,921                  7,864

                                                          14,950

TOTAL MEDIA & LEISURE                                     56,817

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     60,330                  60
Corp. $3.52 pay-in-kind

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        5,184                   5,132
Corp. 12.75% pay-in-kind

UTILITIES - 0.8%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               43,224                  40,198

Series D, 13% pay-in-kind         725                     747

                                                          40,945

TELEPHONE SERVICES - 0.5%

Adelphia Business Solution,       13,775                  13,362
Inc. 12.875% pay-in-kind

Intermedia Communications,        13,778                  13,227
Inc. 13.5% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc.          5,466                  $ 5,685
12.5% pay-in-kind

NEXTLINK Communications, Inc.     542,607                 26,045
14% pay-in-kind

WinStar Communications, Inc.      7,785                   11,405
14.25% (a)

                                                          69,724

TOTAL UTILITIES                                           110,669

TOTAL NONCONVERTIBLE                                      191,957
PREFERRED STOCKS
(Cost $200,792)



CORPORATE BONDS - 16.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1        $ 17,540                              14,207
12/1/05

Total Renal Care Holdings,        B3         9,630                                5,393
Inc. 7%  5/15/09 (e)

                                                                                  19,600

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Hilton Hotels Corp. 5% 5/15/06    Ba2        10,410                               7,912

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         6,530                                5,485
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                           32,997

NONCONVERTIBLE BONDS - 16.6%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 5.95% 3/15/01        Baa2       12,560                               12,357

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        Ba3        9,780                                9,633
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                         21,990

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (e)    B2        $ 7,720                              $ 6,948

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        14,110                               13,405

10.875% 5/1/09                    B2         12,050                               11,267

Sterling Chemicals, Inc.          Caa3       4,897                                4,065
11.75% 8/15/06

                                                                                  35,685

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         450                                  428

12.75% 2/1/03                     B3         5,365                                4,829

                                                                                  5,257

PACKAGING & CONTAINERS - 0.2%

Corning, Inc. 6.85% 3/1/29        A2         6,120                                5,531

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       7,220                                6,372

9.75% 6/15/07                     Caa1       11,765                               10,589

                                                                                  22,492

PAPER & FOREST PRODUCTS - 0.0%

Potlatch Corp. 6.25% 3/15/02      Baa1       8,610                                8,362

TOTAL BASIC INDUSTRIES                                                            71,796

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        1,655                                1,531
Inc. 7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         6,635                                6,602

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         3,970                                3,573

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       8,200                                7,763
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         7,380                                6,384

10.5% 1/15/09                     B1         3,080                                2,795

                                                                                  16,942

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2      $ 4,360                              $ 4,095

7.125% 3/15/04                    Baa2       10,930                               10,542

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       10,000                               9,623

6.75% 2/15/08                     Baa1       4,520                                4,126

                                                                                  28,386

TOTAL CONSTRUCTION & REAL                                                         57,034
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.1%

TRW, Inc. 6.5% 6/1/02             Baa1       11,580                               11,280

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2       13,095                               12,425
7.875% 6/15/06

Worldtex, Inc. 9.625% 12/15/07    B1         5,400                                4,104

                                                                                  16,529

TOTAL DURABLES                                                                    27,809

ENERGY - 0.6%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         5,865                                5,220
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2         10,350                               9,941
2/15/03

R&B Falcon Corp. 6.5% 4/15/03     Ba3        4,620                                4,181

RBF Finance Co. 11% 3/15/06       Ba3        5,790                                6,051

                                                                                  20,173

OIL & GAS - 0.4%

Apache Corp. 7.625% 7/1/19        Baa1       7,680                                7,193

Chesapeake Energy Corp.           B3         9,070                                8,435
9.625% 5/1/05

Occidental Petroleum Corp.        Baa3       3,000                                2,985
6.39% 11/9/00

Oryx Energy Co.:

8% 10/15/03                       Baa1       8,205                                8,190

8.125% 10/15/05                   Baa1       12,820                               13,012

8.375% 7/15/04                    Baa1       6,170                                6,248

Petro-Canada 7% 11/15/28          A3         5,135                                4,520

                                                                                  50,583

TOTAL ENERGY                                                                      75,976

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 3.9%

BANKS - 1.3%

Bank of America Corp. 7.8%        Aa3       $ 3,400                              $ 3,404
2/15/10

Bank of Tokyo-Mitsubishi Ltd.     A3         11,420                               11,783
8.4% 4/15/10

BankBoston Corp. 6.625% 2/1/04    A3         4,570                                4,433

BanPonce Corp. 6.665% 3/5/01      A3         13,900                               13,828

Barclays Bank PLC yankee          A1         22,900                               22,696
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa2       9,025                                8,868

6.375% 2/15/03                    Baa2       9,860                                9,505

6.48% 6/28/02                     Baa2       5,075                                4,922

6.65% 3/15/04                     Baa3       7,440                                7,200

Capital One Financial Corp.       Baa3       13,290                               12,570
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         22,050                               20,320
6/15/08 (e)(g)

HSBC Finance Nederland BV         A2         1,750                                1,740
7.4%  4/15/03 (e)

Korea Development Bank:

6.625% 11/21/03                   Baa2       10,798                               10,273

7.375% 9/17/04                    Baa2       1,620                                1,539

yankee 6.5% 11/15/02              Baa2       1,545                                1,468

National Westminster Bank PLC     Aa3        5,060                                4,901
7.375% 10/1/09

Popular, Inc. 6.2% 4/30/01        A3         6,435                                6,348

Providian National Bank 6.7%      Baa3       8,450                                8,099
3/15/03

Summit Bancorp 8.625% 12/10/02    BBB+       5,500                                5,618

Union Planters National Bank      A3         10,000                               9,939
6.81% 8/20/01

                                                                                  169,454

CREDIT & OTHER FINANCE - 1.9%

Ahmanson Capital Trust I          A3         13,000                               12,571
8.36% 12/1/26 (e)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       7,040                                5,104

10% 3/15/04                       Caa3       5,155                                3,712

BanPonce Trust I 8.327% 2/1/27    A3         8,085                                7,552

Bell Atlantic Financial           A1         16,930                               16,807
Service, Inc. 7.6% 3/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

CIT Group, Inc. 5.5% 2/15/04      A1        $ 1,790                              $ 1,671

Countrywide Funding Corp.         A3         10,900                               10,604
6.45% 2/27/03

Daimler-Chrysler NA Holding       A1         19,000                               18,875
Corp. 6.63% 9/21/01

ERP Operating LP:

6.55% 11/15/01                    A3         3,900                                3,823

7.1% 6/23/04                      A3         10,290                               9,957

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       11,240                               10,813

6.12% 5/28/02                     Baa1       7,000                                6,802

First Security Capital I          A3         5,290                                5,115
8.41% 12/15/26

Ford Motor Credit Co.:

6.2% 3/12/01                      A1         5,000                                4,970

6.21% 7/16/01 (g)                 A1         30,000                               30,029

6.5% 2/28/02                      A1         14,230                               13,999

7.5% 3/15/05                      A1         10,030                               9,944

GS Escrow Corp. 7.125% 8/1/05     Ba1        7,400                                6,584

Heller Financial, Inc. 6%         A3         16,530                               15,632
3/19/04

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        5,876                                4,113

7.6% 8/1/07                       Ba2        11,020                               6,392

7.875% 8/1/03                     Ba2        1,780                                1,193

Newcourt Credit Group, Inc.       A1         7,380                                7,231
6.875%  2/16/05

Sprint Capital Corp. 5.875%       Baa1       10,280                               9,740
5/1/04

The Money Store, Inc. 7.3%        A2         8,750                                8,726
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       6,520                                6,333

6.75% 5/15/09                     Baa1       7,805                                7,102

Venetian Casino Resort            Caa1       2,245                                2,110
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                                  247,504

SAVINGS & LOANS - 0.3%

Chevy Chase Savings Bank FSB      B1         2,310                                2,079
9.25% 12/1/08

Home Savings of America FSB       A3         8,080                                7,687
6.5% 8/15/04

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3      $ 10,550                             $ 10,429

7% 6/13/02                        Baa3       9,680                                9,564

Sovereign Bancorp, Inc.           Ba3        10,900                               10,607
6.625% 3/15/01

                                                                                  40,366

SECURITIES INDUSTRY - 0.4%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         6,150                                5,868

6.6% 5/15/05                      A3         11,360                               10,662

Goldman Sachs Group L.P.          A1         30,800                               30,825
6.34% 7/27/00 (g)(i)

Morgan Stanley Dean Witter &      Aa3        12,440                               12,414
Co. 7.125% 1/15/03

                                                                                  59,769

TOTAL FINANCE                                                                     517,093

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fountain View, Inc. 11.25%        Caa1       6,250                                4,250
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        3,750                                3,525
1/15/07

Unilab Corp. 12.75% 10/1/09       B3         1,840                                1,835

                                                                                  9,610

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         6,490                                6,490
PLC 11.875% 5/15/09

Roller Bearing Holding, Inc.      -          9,790                                4,993
0%  6/15/09 (d)(e)

Tenneco Automotive, Inc.          B2         8,610                                8,352
11.625% 10/15/09

Tokheim Corp. 11.375% 8/1/08      B3         3,500                                2,135

Tyco International Group SA:

7% 6/15/28                        Baa1       6,650                                5,801

yankee 6.375% 6/15/05             Baa1       2,380                                2,232

                                                                                  30,003

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3       $ 3,280                              $ 2,788

10% 8/1/09                        B2         34,920                               25,841

Browning-Ferris Industries,       Ba3        3,150                                2,426
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       760                                  494
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        5,750                                5,650

7.1% 8/1/26                       Ba1        3,930                                3,627

                                                                                  40,826

TOTAL INDUSTRIAL MACHINERY &                                                      70,829
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 2.7%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         4,574                                3,911

9.875% 3/1/07                     B1         13,970                               13,551

AMFM Operating, Inc. 12.625%      -          4,409                                4,982
10/31/06 pay-in-kind

Ascent Entertainment Group,       B3         5,915                                4,673
Inc. 0% 12/15/04 (d)

British Sky Broadcasting          Baa3       15,650                               15,259
Group PLC 8.2% 7/15/09

Century Communications Corp.      B1         6,929                                2,876
Series B, 0% 1/15/08

Chancellor Media Corp. 9%         B1         8,535                                8,535
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         2,940                                2,587

10% 4/1/09 (e)                    B2         15,540                               14,996

Citadel Broadcasting Co.          B3         2,110                                2,063
10.25% 7/1/07

Clear Channel Communications,     Baa3       9,100                                8,063
Inc. 6.875% 6/15/18

Comcast UK Cable Partners         B2         9,190                                8,731
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       11,730                               11,994

8.625% 8/15/03                    Baa2       8,070                                8,292

9% 9/1/08                         Baa2       4,300                                4,621

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.:

9.25% 11/1/05                     Ba3       $ 2,110                              $ 2,121

9.875% 5/15/06                    Ba3        4,825                                4,970

10.5% 5/15/16                     Ba3        5,120                                5,504

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         3,660                                2,837

yankee 0% 12/15/05 (d)            B3         6,505                                6,131

Earthwatch, Inc. 0% 7/15/07       -          6,610                                4,363
unit (d)(e)

EchoStar DBS Corp. 9.25%          B2         3,720                                3,534
2/1/06

FrontierVision Holdings           B1         11,215                               9,785
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         5,290                                5,555
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       9,050                                6,064
3/1/07 (d)

Golden Sky Systems, Inc.          B3         2,440                                2,684
12.375% 8/1/06

Hearst-Argyle Television,         Baa3       9,630                                8,917
Inc. 7.5% 11/15/27

International Cabletel, Inc.      B3         5,560                                5,143
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          11,590                               7,186
10/15/07 (d)

Nielsen Media Research, Inc.      Baa2       6,185                                5,994
7.6% 6/15/09

NorthPoint Communication          -          28,825                               25,654
Holdings, Inc. 12.875%
2/15/10 (e)

NTL Communications Corp.          B3         12,485                               12,672
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         6,920                                6,712

Olympus Communications            B1         7,775                                7,814
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         3,000                                2,850
9.625% 10/15/05

TCI Communications, Inc.:

8.25% 1/15/03                     A2         430                                  442

9.25% 4/15/02                     A2         8,500                                8,838

9.8% 2/1/12                       A2         12,130                               14,366

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,830                                1,793

0% 10/1/07 (d)                    B1         25,170                               23,534

Time Warner, Inc. 9.125%          Baa3       13,875                               15,420
1/15/13

United International              B3         19,740                               13,028
Holdings, Inc. 0% 2/15/08 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

United Pan-Europe
Communications NV:

0% 2/1/10 (d)(e)                  B2        $ 24,170                             $ 11,843

10.875% 8/1/09                    B2         15,251                               13,955

USA Networks, Inc./USANi LLC      Baa3       4,995                                4,757
6.75% 11/15/05

                                                                                  359,600

ENTERTAINMENT - 0.3%

Bally Total Fitness Holding       B3         9,194                                8,321
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       4,260                                4,355
8/15/09 (e)

Cinemark USA, Inc. 8.5% 8/1/08    B2         9,030                                5,599

Paramount Communications,         Baa3       3,885                                3,873
Inc. 7.5% 1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       8,800                                3,520

9.5% 6/1/08                       Caa2       8,640                                3,715

Viacom, Inc.:

6.75% 1/15/03                     Baa3       11,480                               11,245

7.75% 6/1/05                      Baa3       4,720                                4,756

                                                                                  45,384

LODGING & GAMING - 0.2%

Courtyard by Marriott II          B-         10,260                               10,029
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        5,170                                4,524
8/1/05

Host Marriott LP 8.375%           Ba2        8,020                                7,178
2/15/06

                                                                                  21,731

PUBLISHING - 0.3%

Garden State Newspapers, Inc.     B1         11,837                               10,209
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       11,440                               10,640

8.5% 2/15/05                      Baa3       3,300                                3,407

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       3,730                                3,643

8.375% 3/15/23                    Baa2       10,000                               10,413

                                                                                  38,312

RESTAURANTS - 0.2%

CKE Restaurants, Inc. 9.125%      B2         7,605                                5,324
5/1/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Domino's, Inc. 10.375% 1/15/09    B3        $ 13,700                             $ 12,536

NE Restaurant, Inc. 10.75%        B3         7,090                                5,956
7/15/08

                                                                                  23,816

TOTAL MEDIA & LEISURE                                                             488,843

NONDURABLES - 0.3%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc. 6.4%      Baa3       15,210                               14,577
12/15/03

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       10,165                               9,732

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          Caa1       4,080                                2,897
Corp. 9% 11/1/06

TOBACCO - 0.1%

Philip Morris Companies, Inc.:

7% 7/15/05                        A2         5,385                                4,942

7.25% 9/15/01                     A2         4,350                                4,305

RJ Reynolds Tobacco Holdings,     Baa2       8,900                                8,104
Inc. 7.375% 5/15/03

                                                                                  17,351

TOTAL NONDURABLES                                                                 44,557

RETAIL & WHOLESALE - 0.6%

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (e)                   B1         1,505                                1,084

6.5% 12/15/05 (e)                 B1         13,360                               7,214

7.125% 1/15/07                    B1         4,090                                2,127

                                                                                  10,425

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 7.5%          A2         9,000                                9,121
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       8,750                                8,376

8.5% 6/15/03                      Baa1       6,400                                6,556

Kmart Corp. 12.5% 3/1/05          Ba1        6,590                                7,414

                                                                                  31,467

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.2%

Kroger Co. 6% 7/1/00              Baa3      $ 11,900                             $ 11,852

Pathmark Stores, Inc. 9.625%      Caa3       20,990                               15,113
5/1/03

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3         2,300                                1,127

9.5% 8/1/03                       B3         6,470                                3,170

                                                                                  31,262

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

J. Crew Operating Corp.           Caa1       200                                  176
10.375% 10/15/07

TOTAL RETAIL & WHOLESALE                                                          73,330

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       4,180                                4,305
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         7,630                                4,654
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       4,850                                3,807

                                                                                  8,461

TOTAL SERVICES                                                                    12,766

TECHNOLOGY - 1.0%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa1       8,460                                4,907

Concentric Network Corp.          B-         1,480                                1,584
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         12,675                               7,225

12% 2/15/10 (e)                   B3         14,640                               13,030

12.5% 2/15/09                     B3         2,827                                2,601

Exodus Communications, Inc.:

10.75% 12/15/09                   B-         2,950                                2,921

11.25% 7/1/08                     B-         4,985                                5,035

Federal Data Corp. 10.125%        B3         10,250                               6,919
8/1/05

PSINet, Inc.:

10.5% 12/1/06                     B3         13,360                               12,892

11% 8/1/09                        B3         5,085                                4,983

                                                                                  62,097

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1      $ 13,775                             $ 13,491

7.25% 9/1/02                      Baa1       12,000                               11,868

Globix Corp. 12.5% 2/1/10 (e)     -          8,565                                7,880

Sun Microsystems, Inc. 7%         Baa1       3,565                                3,530
8/15/02

                                                                                  36,769

ELECTRONICS - 0.2%

ChipPAC International Ltd.        B3         10,220                               10,680
12.75%  8/1/09 (e)

Details, Inc. 10% 11/15/05        B3         435                                  405

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         1,510                                1,457

10.375% 10/1/07                   B3         5,066                                4,939

Micron Technology, Inc. 6.5%      B3         4,000                                3,320
9/30/05 (i)

SCG Holding                       B2         5,380                                5,757
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

Viasystems, Inc. 9.75% 6/1/07     B3         4,845                                4,070

                                                                                  30,628

TOTAL TECHNOLOGY                                                                  129,494

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc. 9.25% 4/15/08     B2         11,465                               10,433

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       2,870                                2,791

7.73% 9/15/12                     Baa1       1,171                                1,134

Delta Air Lines, Inc.:

8.3% 12/15/29                     Baa3       10,460                               9,645

9.875% 5/15/00                    Baa3       6,000                                6,012

Kitty Hawk, Inc. 9.95%            B1         9,638                                8,722
11/15/04

Qantas Airways Ltd. 7.75%         Baa1       11,290                               11,236
6/15/09 (e)

US Airways Group, Inc.            Ba3        7,185                                5,964
10.375% 3/1/13

                                                                                  55,937

RAILROADS - 0.6%

Burlington Northern Santa Fe
Corp.:

6.125% 3/15/09                    Baa2       16,750                               15,088

7.29% 6/1/36                      Baa2       10,500                               10,071

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

Canadian National Railway Co.     Baa2      $ 9,010                              $ 7,969
6.9%  7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       6,210                                5,616

6.46% 6/22/05                     Baa2       13,650                               12,911

Norfolk Southern Corp. 7.05%      Baa1       21,900                               21,395
5/1/37

Wisconsin Central                 Baa2       4,870                                4,498
Transportation Corp. 6.625%
4/15/08

                                                                                  77,548

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1       1,600                                944

TOTAL TRANSPORTATION                                                              134,429

UTILITIES - 3.5%

CELLULAR - 1.0%

Cable & Wireless                  Baa1       21,560                               21,259
Communications PLC 6.375%
3/6/03

Leap Wireless International,      Caa2       4,050                                3,989
Inc. 12.5%  4/15/10 unit (e)

McCaw International Ltd. 0%       Caa1       22,453                               15,717
4/15/07 (d)

Millicom International            Caa1       23,555                               19,668
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         47,920                               33,185

9.375% 11/15/09                   B1         3,645                                3,372

12% 11/1/08                       B1         3,340                                3,574

Nextel International, Inc. 0%     Caa1       12,685                               7,611
4/15/08 (d)

Rogers Communications, Inc.       B2         10,310                               9,949
8.875%  7/15/07

Voicestream Wireless              B2         11,580                               11,580
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(e)

                                                                                  129,904

ELECTRIC UTILITY - 0.3%

Avon Energy Partners Holdings:

6.46% 3/4/08 (e)                  Baa2       10,920                               10,041

6.73% 12/11/02 (e)                Baa2       13,550                               13,308

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (e)                A3         10,710                               9,697

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Israel Electric Corp. Ltd.: -
continued

yankee 7.875% 12/15/26 (e)        A3        $ 6,380                              $ 5,759

Texas Utilities Co. 6.375%        Baa3       3,875                                3,492
1/1/08

                                                                                  42,297

GAS - 0.1%

CMS Panhandle Holding Co.         Baa3       6,600                                6,234
6.125% 3/15/04

TELEPHONE SERVICES - 2.1%

Allegiance Telecom, Inc. 0%       B3         3,295                                2,224
2/15/08 (d)

e.spire Communications, Inc.      -          3,970                                3,176
13.75% 7/15/07

FirstWorld Communications,        -          7,320                                3,294
Inc. 0% 4/15/08 (d)

Focal Communications Corp. 0%     B3         12,950                               8,418
2/15/08 (d)

Globenet Communication Group      Caa1       3,030                                2,985
Ltd. 13% 7/15/07

GST Network Funding, Inc. 0%      -          9,204                                3,958
5/1/08 (d)

GST Equipment Funding, Inc.       -          3,970                                2,779
13.25% 5/1/07

GST Telecommunications, Inc.      -          2,400                                1,680
12.75% 11/15/07

GTE Corp. 6.175% 6/12/00 (g)      -          30,000                               29,989

Hyperion Telecommunications,      Caa1       3,305                                3,388
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (d)                    B3         2,095                                1,927

0% 5/1/06 (d)                     B3         2,250                                1,800

ICG Services, Inc. 0% 5/1/08      B3         13,840                               7,058
(d)

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         3,630                                2,042

8.6% 6/1/08                       B2         11,260                               9,909

KMC Telecom Holdings, Inc.        Caa2       7,020                                6,458
13.5% 5/15/09

Logix Communications              -          12,002                               5,761
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         9,729                                10,141
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         7,625                                5,986

9.5% 11/1/08                      B1         7,750                                7,285

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         9,440                                8,685

10.5% 12/1/09 (e)                 B2         3,760                                3,572

Ono Finance PLC 13% 5/1/09        Caa1       5,410                                5,505

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. 12.25% 4/15/08      -         $ 15,335                             $ 9,814

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         23,168                               11,121

12.75% 4/15/09                    B3         10,480                               8,698

Telecomunicaciones de Puerto      Baa2       14,005                               13,118
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       17,847                               17,152

7.7% 7/20/29                      Baa1       16,260                               15,633

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       19,330                               10,052

11.5% 12/1/07                     Caa1       15,760                               14,026

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       3,160                                3,223

0% 10/15/05 (d)                   Caa1       3,100                                5,239

0% 3/1/07 (g)                     CCC+       3,875                                6,123

0% 3/15/08 (d)                    CCC+       19,930                               23,916

12.75% 4/15/10 (e)                B3         8,175                                7,899

                                                                                  284,034

TOTAL UTILITIES                                                                   462,469

TOTAL NONCONVERTIBLE BONDS                                                        2,198,025

TOTAL CORPORATE BONDS                                                             2,231,022
(Cost $2,373,632)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 7.3%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.4%

Fannie Mae:

0% 8/24/00                        -          60,000                               58,546

5.25% 1/15/09                     Aaa        2,500                                2,188

5.625% 5/14/04                    Aaa        36,160                               34,290

5.75% 4/15/03                     Aaa        20,800                               20,078

6% 5/15/08                        Aaa        22,000                               20,422

6.5% 8/15/04                      Aaa        11,000                               10,761

6.5% 4/29/09                      Aaa        23,690                               22,024

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Fannie Mae: - continued

7.125% 1/15/30                    Aaa       $ 37,995                             $ 38,470

Financing Corp. - coupon
STRIPS:

0% 4/5/02                         Aaa        2,276                                1,955

0% 5/11/02                        Aaa        2,275                                1,977

0% 8/8/05                         Aaa        5,482                                3,823

0% 11/30/05                       Aaa        1,666                                1,139

Freddie Mac:

0% 8/17/00                        -          23,000                               22,470

5.75% 3/15/09                     Aaa        37,250                               33,729

6.25% 7/15/04                     Aaa        2,360                                2,287

6.875% 1/15/05                    Aaa        17,600                               17,435

7.35% 3/22/05                     Aaa        5,000                                5,045

7.625% 9/9/09                     Aaa        8,635                                8,499

U.S. Department of Housing        Aaa        10,090                               10,271
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.57% 8/1/13

TOTAL U.S. GOVERNMENT AGENCY                                                      315,409
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
4.9%

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa        2,250                                2,018

6.125% 8/15/29                    Aaa        4,500                                4,586

6.875% 8/15/25                    Aaa        31,030                               34,080

7.625% 2/15/25                    Aaa        33,905                               40,405

8% 11/15/21                       Aaa        5,700                                6,940

8.125% 8/15/19                    Aaa        174,490                              212,141

8.875% 8/15/17                    Aaa        12,304                               15,741

8.875% 2/15/19                    Aaa        1,360                                1,760

10.75% 5/15/03                    Aaa        1,750                                1,955

10.75% 8/15/05                    Aaa        5,080                                6,059

11.75% 2/15/10 (callable)         Aaa        9,750                                11,822

12% 8/15/13                       Aaa        4,070                                5,496

14% 11/15/11                      Aaa        5,385                                7,525

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        120,860                              109,114

5.5% 5/31/03                      Aaa        3,100                                3,017

6.625% 6/30/01                    Aaa        139,400                              139,640

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Notes: -
continued

7% 7/15/06                        Aaa       $ 47,355                             $ 48,939

7.875% 11/15/04                   Aaa        3,500                                3,703

TOTAL U.S. TREASURY                                                               654,941
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                         970,350
GOVERNMENT AGENCY OBLIGATIONS
(Cost $961,391)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.8%



FANNIE MAE - 7.3%

5.5% 2/1/11 to 1/1/14             Aaa        6,622                                6,171

6% 4/1/09 to 1/1/29               Aaa        146,846                              136,302

6.5% 4/1/13 to 4/1/30             Aaa        320,071                              301,448

6.5% 4/1/15 (f)                   Aaa        973                                  937

7% 9/1/21 to 12/1/29              Aaa        407,940                              392,689

7.5% 8/1/24 to 3/1/30             Aaa        78,721                               77,445

8% 11/1/22 to 3/1/30              Aaa        28,580                               28,664

8% 4/1/30 (f)                     Aaa        19,763                               19,819

                                                                                  963,475

FREDDIE MAC - 0.8%

6% 10/1/23 to 9/1/25              Aaa        10,135                               9,330

7.5% 11/1/16 to 9/1/29            Aaa        32,445                               32,001

8% 10/1/27 to 4/1/30              Aaa        73,047                               73,321

8.5% 2/1/19 to 8/1/22             Aaa        195                                  199

                                                                                  114,851

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.7%

6% 10/15/08 to 12/15/10           Aaa        21,127                               20,219

6.5% 12/15/07 to 4/15/29          Aaa        112,166                              107,078

7% 2/15/28 to 7/15/28             Aaa        48,554                               47,052

7.5% 3/15/22 to 9/15/29           Aaa        46,867                               46,559

8% 4/15/24 to 12/15/25            Aaa        2,991                                3,030

                                                                                  223,938

TOTAL U.S. GOVERNMENT AGENCY                                                      1,302,264
- MORTGAGE SECURITIES
(Cost $1,339,281)

ASSET-BACKED SECURITIES - 0.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)



Airplanes pass through trust      Ba2       $ 9,138                              $ 7,493
10.875%  3/15/19

BankAmerica Manufacturing         Aaa        9,930                                9,666
Housing Contract Trust V
6.2% 4/10/09

Capita Equipment Receivables      Baa2       8,150                                7,884
Trust 6.48% 10/15/06

CIT Marine Trust 5.8% 4/15/10     Aaa        15,400                               14,607

CPS Auto Grantor Trust 6.55%      Aaa        2,228                                2,224
8/15/02

CPS Auto Receivables Trust 6%     Aaa        7,122                                7,018
8/15/03

CSXT Trade Receivables Master     Aaa        12,240                               12,217
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       7,380                                7,255

6.4% 12/15/02                     Baa2       4,070                                4,016

Green Tree Financial Corp.        Aaa        2,016                                2,016
6.8% 6/15/27

JCPenney Master Credit Card       Aaa        3,300                                3,123
Trust 5.5% 6/15/07

Key Auto Finance Trust 6.3%       A2         3,336                                3,312
10/15/03

Olympic Automobile                Aaa        1,442                                1,442
Receivables Trust 6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       4,912                                4,894
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (e)(g)

Sears Credit Account Master       Aaa        6,850                                6,786
Trust II 7%  7/15/08

UAF Auto Grantor Trust 6.1%       Aaa        6,477                                6,418
1/15/03 (e)

TOTAL ASSET-BACKED SECURITIES                                                     100,371
(Cost $103,898)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.1%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        2,344                                1,125
and Securitization LLC
Series 1997-2 Class 2B,
7.185% 12/29/25 (e)(g)

COLLATERALIZED MORTGAGE
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY - 0.1%

Fannie Mae REMIC planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa       $ 8,575                              $ 7,868
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        6,978                                6,391
12/25/29

TOTAL U.S. GOVERNMENT AGENCY                                                      14,259

TOTAL COLLATERALIZED MORTGAGE                                                     15,384
OBLIGATIONS
(Cost $15,217)

COMMERCIAL MORTGAGE
SECURITIES - 1.7%



Atherton Franchisee Loan          BB         2,047                                1,305
Funding LLP  Series 1998-A
Class E, 8.25% 5/15/20 (e)

Bankers Trust REMIC Trust         Baa3       3,301                                3,171
1988-1 Series 1998-S1A Class
G, 8.256% 11/28/02 (e)(g)

Bardell Associates Note Trust     -          15,222                               16,173
12.5%,  11/1/08 (i)

Berkeley Federal Bank & Trust     -          3,280                                2,351
FSB Series 1994 Class 1B
7.5003% 8/1/24 (e)(g)

BKB Commercial Mortgage Trust     BBB        5,334                                5,298
Series 1997-C1 Class D,
7.83% 2/25/43 (e)(g)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         8,220                                8,100

Class B, 7.48% 2/1/08             A          6,410                                6,358

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       15,800                               14,686
1/17/35

Series 1998-FL1 Class E,          Baa2       14,600                               14,480
6.7625% 1/10/13 (e)(g)

Deutsche Mortgage & Asset         Baa2       11,800                               10,696
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (e)       Aa2        10,400                               10,132

Class C-1, 7.52% 5/15/06 (e)      A2         8,000                                7,786

Class D1, 7.77% 5/15/06 (e)       Baa2       6,800                                6,628

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (g)      -          2,000                                1,633

Class E, 8.1256% 4/1/39 (g)       -          3,800                                2,732

First Union-Lehman Brothers       Aa2        24,310                               23,032
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -         $ 1,471                              $ 1,020
8.1097% 4/15/19 (e)(g)

Series 1997-B Class E,            -          2,307                                1,382
7.8912% 9/15/19 (e)(g)

GAFCO Franchisee Loan Trust       -          4,600                                3,683
Series 1998-1 Class D, 14%
6/1/16 (e)(g)

General Motors Acceptance         Ba3        1,250                                995
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (e)

GS Mortgage Securities Corp.      Baa3       13,588                               11,803
II Series 1998-GLII Class E,
6.9698% 4/13/31 (e)(g)

LTC Commercial Mortgage pass      AAA        8,329                                7,808
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (e)

Mortgage Capital Funding,         Aaa        9,698                                9,144
Inc.  Series 1998-MC3 Class
A1, 6.001% 11/18/31

Nomura Asset Securities Corp.     Baa2       11,800                               10,825
Series 1998-D6 Class A-4,
7.1288% 3/17/28 (g)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B2, 10.2538% 1/15/03        -          2,975                                2,728
(e)(g)

Class B2-A, 10.2538% 1/15/03      -          500                                  458
(e)(g)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (e)        -          750                                  471

Class L, 7.9% 11/15/26 (e)        -          600                                  306

Resolution Trust Corp.:

floater Series 1991-M2 Class      Baa3       125                                  108
A1, 7.281% 9/25/20 (g)

Series 1991-M2 Class A3,          Baa3       1,202                                974
7.1046% 9/25/20 (g)

Structured Asset Securities
Corp.:

Series 1995-C1 Class E,           BB         2,390                                2,152
7.375%  9/25/24 (e)

Series 1996-CFL:

Class E, 7.75% 2/25/28            BBB        6,820                                6,746

Class G, 7.75% 2/25/28 (e)        B+         3,700                                3,256

Class H, 7.75% 2/25/28 (e)        B-         1,000                                668

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Thirteen Affiliates of
General Growth  Properties,
Inc.:

sequential pay Series 1 Class     Aaa       $ 11,530                             $ 10,784
A2, 6.602% 12/15/10 (e)

Series D-2, 6.992% 12/15/10       Baa2       11,380                               10,536
(e)

Series E-2, 7.224% 12/15/10       Baa3       6,760                                6,156
(e)

TOTAL COMMERCIAL MORTGAGE                                                         226,564
SECURITIES
(Cost $238,218)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (H) - 0.4%



Israeli State euro 6.375%         A3         13,265                               13,044
12/19/01

Korean Republic yankee:

8.75% 4/15/03                     Baa2       3,465                                3,531

8.875% 4/15/08                    Baa2       4,832                                5,094

Newfoundland Province yankee      Baa1       5,750                                7,124
11.625% 10/15/07

Quebec Province 7.5% 9/15/29      A2         12,450                               12,510

United Mexican States 9.875%      Baa3       8,600                                9,052
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                      50,355
GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,651)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American Development        Aaa        13,000                               12,602
Bank  yankee 6.29% 7/16/27
(Cost $12,918)



BANK NOTES - 0.4%



Bank of America NA 6.1%              23,350                             23,340
6/21/00

Bank One NA 6.29% 8/25/00            23,500                             23,472

TOTAL BANK NOTES                                                        46,812
(Cost $46,850)

CERTIFICATES OF DEPOSIT - 1.0%

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Bayerische Hypo-und                 $ 31,000                           $ 30,949
Vereinsbank AG yankee
5.9238% 5/15/00 (g)

Canadian Imperial Bank of            28,600                             28,596
Commerce yankee 6.13%
4/13/00 (g)

Commerzbank AG yankee 5.58%          28,000                             27,949
6/12/00

Fleet National Bank 6.2475%          27,600                             27,599
5/5/00 (g)

Westdeutsche Landesbank              23,350                             23,345
Girozentrale yankee 6.03%
5/23/00

TOTAL CERTIFICATES OF DEPOSIT                                           138,438
(Cost $138,507)

COMMERCIAL PAPER - 0.7%



CXC, Inc. 6.05% 5/10/00              18,750                             18,634

Den Danske Corp., Inc. yankee        15,000                             14,871
5.94% 5/24/00

Finova Capital Corp. 6.24%           30,000                             29,995
4/10/00 (g)

Salomon Smith Barney                 23,350                             23,240
Holdings, Inc. 5.95% 5/1/00

Three Rivers Funding Corp.           6,315                              6,313
5.93% 4/5/00

TOTAL COMMERCIAL PAPER                                                  93,053
(Cost $93,030)



CASH EQUIVALENTS - 5.0%

                               MATURITY AMOUNT (000S)

Investments in repurchase      $ 24,248                               24,235
agreements (U.S. Government
Obligations), in a joint
trading account at 6.24%,
dated 3/31/00 due 4/3/00

                               SHARES

Central Cash Collateral Fund,   20,898,600                            20,899
6.03% (c)

Taxable Central Cash Fund,      615,678,197                           615,678
5.85% (c)

TOTAL CASH EQUIVALENTS                                                660,812
(Cost $660,812)

TOTAL INVESTMENT PORTFOLIO -                                          13,248,287
100.0%
(Cost $11,069,727)

NET OTHER ASSETS - 0.0%                                               418

NET ASSETS - 100%                                                   $ 13,248,705


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $358,826,000 or 2.7% of net assets.

(f) Security purchased on a delayed delivery or when-issued basis.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   ACQUISITION COST (000S)

Alliance Gaming Corp.          7/28/98            $ 1,006

Bardell Associates Note Trust  4/19/94            $ 15,468
12.5%, 11/1/08

Goldman Sachs Group L.P.       1/25/99            $ 30,800
6.34% 7/27/00

Micron Technology, Inc. 6.5%   7/15/99 - 11/1/99  $ 3,195
9/30/05

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        21.2%      AAA, AA, A    19.4%

Baa               6.2%       BBB           5.8%

Ba                1.0%       BB            1.4%

B                 4.8%       B             5.3%

Caa               1.4%       CCC           1.0%

Ca, C             0.0%       CC, C         0.1%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $11,093,950,000. Net unrealized appreciation aggregated $2,154,337,000, of which $2,589,750,000 related to appreciated investment securities and $435,413,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                                        MARCH 31, 2000

ASSETS

Investment in securities, at              $ 13,248,287
value (including repurchase
agreements of $24,235) (cost
$11,069,727) - See
accompanying schedule

Cash                                       1,356

Receivable for investments                 229,546
sold

Receivable for fund shares                 10,830
sold

Dividends receivable                       6,514

Interest receivable                        73,476

Other receivables                          664

 TOTAL ASSETS                              13,570,673

LIABILITIES

Payable for investments        $ 237,997
purchased Regular delivery

 Delayed delivery               20,783

Payable for fund shares         34,402
redeemed

Accrued management fee          5,715

Other payables and accrued      2,172
expenses

Collateral on securities        20,899
loaned, at value

 TOTAL LIABILITIES                         321,968

NET ASSETS                                $ 13,248,705

Net Assets consist of:

Paid in capital                           $ 10,229,817

Undistributed net investment               12,281
income

Accumulated undistributed net              827,896
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                2,178,711
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 695,682                   $ 13,248,705
shares outstanding

NET ASSET VALUE, offering                  $19.04
price and redemption price
per share ($13,248,705
(divided by) 695,682 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS    SIX
                        MONTHS ENDED MARCH 31, 2000

INVESTMENT INCOME                          $ 36,336
Dividends

Interest                                    209,398

Security lending                            68

 TOTAL INCOME                               245,802

EXPENSES

Management fee                   $ 33,707

Transfer agent fees               12,290

Accounting and security           521
lending fees

Non-interested trustees'          29
compensation

Custodian fees and expenses       194

Registration fees                 44

Audit                             30

Legal                             35

Reports to shareholders           488

Miscellaneous                     24

 Total expenses before            47,362
reductions

 Expense reductions               (1,296)   46,066

NET INVESTMENT INCOME                       199,736

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            899,830

 Foreign currency transactions    (39)      899,791

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            862,102

 Assets and liabilities in        11        862,113
foreign currencies

NET GAIN (LOSS)                             1,761,904

NET INCREASE (DECREASE) IN                 $ 1,961,640
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31, 2000  YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 199,736                        $ 379,313
income

 Net realized gain (loss)         899,791                          572,745

 Change in net unrealized         862,113                          888,144
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,961,640                        1,840,202
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (200,370)                        (389,627)
From net investment income

 From net realized gain           (501,336)                        (1,959,810)

 TOTAL DISTRIBUTIONS              (701,706)                        (2,349,437)

Share transactions Net            981,031                          1,984,725
proceeds from sales of shares

 Reinvestment of distributions    683,017                          2,288,038

 Cost of shares redeemed          (1,898,260)                      (3,116,440)

 NET INCREASE (DECREASE) IN       (234,212)                        1,156,323
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,025,722                        647,088
IN NET ASSETS

NET ASSETS

 Beginning of period              12,222,983                       11,575,895

 End of period (including        $ 13,248,705                     $ 12,222,983
undistributed net investment
income of $12,281 and
$12,915, respectively)

OTHER INFORMATION
Shares

 Sold                             53,908                           111,298

 Issued in reinvestment of        38,102                           135,284
distributions

 Redeemed                         (103,841)                        (173,738)

 Net increase (decrease)          (11,831)                         72,844


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                                 2000                        1999                   1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.28                     $ 18.24                $ 19.01   $ 16.49   $ 15.47   $ 14.58
period

Income from Investment
Operations

Net investment  income            .28 D                       .54 D                  .61 D     .59 D     .62       .49

Net realized  and unrealized      2.50                        2.23                   .37       3.35      .96       .93
gain (loss)

Total from investment             2.78                        2.77                   .98       3.94      1.58      1.42
operations

Less Distributions

 From net investment income       (.29)                       (.56) E                (.64)     (.67)     (.56)     (.44)

From net  realized gain           (.73)                       (3.17) E               (1.11)    (.75)     -         -

In excess of net realized gain    -                           -                      -         -         -         (.09)

Total distributions               (1.02)                      (3.73)                 (1.75)    (1.42)    (.56)     (.53)

Net asset value,  end of         $ 19.04                     $ 17.28                $ 18.24   $ 19.01   $ 16.49   $ 15.47
period

TOTAL RETURN B, C                 16.50%                      16.12%                 5.34%     25.15%    10.37%    10.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 13,249                    $ 12,223               $ 11,576  $ 11,866  $ 10,674  $ 11,084
(in millions)

Ratio of expenses to average      .74% A                      .75%                   .76%      .79%      .95%      .97%
net assets

Ratio of expenses to average      .72% A, F                   .73% F                 .74% F    .78% F    .93% F    .97%
net assets after expense
reductions

Ratio of net investment           3.10% A                     3.01%                  3.19%     3.39%     3.64%     4.27%
income to average net assets

Portfolio turnover rate           107% A                      104%                   136%      79%       131%      137%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $50,326,000 or 0.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,478,232,000 and $7,707,025,000, respectively, of which U.S. government and government agency obligations aggregated
$1,721,584,000 and $1,176,729,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .52% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $247,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $21,138,000. The fund received cash collateral of $20,899,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $932,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $350,000, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager, (the Fund), a series of Fidelity Charles Street Trust (the Trust), including the portfolio of investments, as of March 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the five years in the period then ended were audited by other auditors whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 9, 2000

PROXY VOTING RESULTS


A special meeting of Fidelity Asset Manager shareholders was held on October 5, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.*,(DAGGER)

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    9,236,284,897.10    91.049

Withheld       908,009,262,53      8.951

TOTAL          10,144,294,159.63   100.000

PHYLLIS BURKE DAVIS
Affirmative    9,230,630,093.84    90.993

Withheld       913,664,065.79      9.007

TOTAL          10,144,294,159.63   100.000

ROBERT M. GATES
Affirmative    9,229,765,299.40    90.985

Withheld       914,528,860.23      9.015

TOTAL          10,144,294,159.63   100.000

EDWARD C. JOHNSON 3D
Affirmative    9,238,995,291.00    91.076

Withheld       905,298,868.63      8.924

TOTAL          10,144,294,159.63   100.000

DONALD J. KIRK
Affirmative    9,239,398,966.63    91.080

Withheld       904,895,193.00      8.920

TOTAL          10,144,294,159.63   100.000

NED C. LAUTENBACH
Affirmative    9,242,987,434.50    91.115

Withheld       901,306,725.13      8.885

TOTAL          10,144,294,159.63   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
PETER S. LYNCH
Affirmative    9,244,167,288.46    91.127

Withheld       900,126,871.17      8.873

TOTAL          10,144,294,159.63   100.000

WILLIAM O. MCCOY
Affirmative    9,241,448,245.01    91.100

Withheld       902,845,914.62      8.900

TOTAL          10,144,294,159.63   100.000

GERALD C. MCDONOUGH
Affirmative    9,225,179,175.53    90.940

Withheld       919,114,984.10      9.060

TOTAL          10,144,294,159.63   100.000

MARVIN L. MANN
Affirmative    9,239,784,813.43    91.084

Withheld       904,509,346.20      8.916

TOTAL          10,144,294,159.63   100.000

ROBERT C. POZEN
Affirmative    9,243,097,097.59    91.116

Withheld       901,197,062.04      8.884

TOTAL          10,144,294,159.63   100.000

THOMAS R. WILLIAMS
Affirmative    9,225,736,400.63    90.945

Withheld       918,557,759.00      9.055

TOTAL          10,144,294,159.63   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.(DAGGER)

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    5,541,990,351.97   89.901

Against        75,496,118.55      1.224

Abstain        547,092,250.53     8.875

TOTAL          6,164,578,721.05   100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Declaration of Trust.*

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    7,814,341,510.26    77.480

Against        350,207,085.34      3.472

Abstain        1,921,059,118.40    19.048

TOTAL          10,085,607,714.00   100.000

Not voting     1,561,206.99

PROPOSAL 4

To approve an amended management contract for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,850,760,484.80   78.688

Against        149,238,597.87     2.421

Abstain        1,164,579,638.38   18.891

TOTAL          6,164,578,721.05   100.000

PROPOSAL 6

To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,773,361,586.40   77.432

Against        192,376,483.40     3.121

Abstain        1,198,840,651.25   19.447

TOTAL          6,164,578,721.05   100.000

PROPOSAL 7

To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,787,612,827.94   77.663

Against        180,477,616.04     2.928

Abstain        1,196,488,277.07   19.409

TOTAL          6,164,578,721.05   100.000

PROPOSAL 8

To amend the fund's fundamental investment limitation concerning diversification to exclude "securities of other investment companies" from the limitation

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,661,422,056.55   75.616

Against        330,603,770.77     5.363

Abstain        1,172,552,893.73   19.021

TOTAL          6,164,578,721.05   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

(dagger)THE SPECIAL SHAREHOLDER MEETING OF FIDELITY ASSET MANAGER
RECONVENED ON JANUARY 19, 2000 TO VOTE WITH RESPECT TO THESE
PROPOSALS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE
Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Thomas M. Sprague, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

FAA-SANN-0500  100856
1.702314.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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 and Account Assistance 1-800-544-6666
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 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
INVESTMENT GRADE BOND
FUND

SEMIANNUAL REPORT
MARCH 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.





Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

Concerned about the high valuations of technology stocks, investors poured money into so-called old economy stocks during March, sparking a rally in blue chips during which the Dow Jones Industrial Average gained 499 points in a single day. Treasuries also benefited as a haven from the technology sector, as the yield of the 10-year note - which some consider the new bellwether Treasury issue - trended downward throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN(REGISTERED TRADEMARK)  1.86%          1.29%        40.11%        63.78%
INV. GRADE BOND

LB Aggregate Bond              2.08%          1.87%        41.20%        57.64%

Intermediate Investment Grade  1.61%          0.99%        35.51%        n/a
 Debt Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months,one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 297 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 2000   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN INV. GRADE BOND        1.29%        6.98%         6.80%

LB Aggregate Bond              1.87%        7.14%         6.26%

Intermediate Investment Grade  0.99%        6.25%         n/a
 Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Inv. Grade Bond     LB Aggregate Bond
             00448                       LB001
  1992/10/01      10000.00                    10000.00
  1992/10/31       9812.23                     9816.93
  1992/11/30       9910.58                     9818.90
  1992/12/31      10141.51                     9975.02
  1993/01/31      10397.72                    10166.54
  1993/02/28      10729.65                    10344.45
  1993/03/31      10789.98                    10387.90
  1993/04/30      10830.04                    10460.61
  1993/05/31      10871.84                    10474.21
  1993/06/30      11226.71                    10663.80
  1993/07/31      11392.79                    10724.58
  1993/08/31      11782.44                    10912.26
  1993/09/30      11816.73                    10941.72
  1993/10/31      11913.99                    10982.21
  1993/11/30      11705.42                    10888.86
  1993/12/31      11740.02                    10947.66
  1994/01/31      11984.80                    11095.45
  1994/02/28      11571.41                    10902.39
  1994/03/31      11183.62                    10633.10
  1994/04/30      11070.36                    10548.04
  1994/05/31      11000.02                    10546.98
  1994/06/30      10994.05                    10523.78
  1994/07/31      11184.69                    10733.20
  1994/08/31      11183.61                    10746.08
  1994/09/30      11019.13                    10588.11
  1994/10/31      10995.76                    10578.59
  1994/11/30      11028.07                    10555.31
  1994/12/31      11132.78                    10628.14
  1995/01/31      11333.41                    10838.58
  1995/02/28      11549.35                    11096.54
  1995/03/31      11689.77                    11164.23
  1995/04/30      11838.95                    11320.53
  1995/05/31      12332.88                    11758.63
  1995/06/30      12424.27                    11844.47
  1995/07/31      12383.63                    11818.41
  1995/08/31      12539.11                    11961.42
  1995/09/30      12665.77                    12077.44
  1995/10/31      12831.52                    12234.45
  1995/11/30      13022.66                    12417.96
  1995/12/31      13204.49                    12591.82
  1996/01/31      13294.65                    12674.92
  1996/02/29      13063.03                    12454.38
  1996/03/31      12964.75                    12367.20
  1996/04/30      12876.88                    12297.94
  1996/05/31      12843.90                    12273.35
  1996/06/30      13004.84                    12437.81
  1996/07/31      13036.96                    12471.39
  1996/08/31      13015.72                    12450.19
  1996/09/30      13230.84                    12666.82
  1996/10/31      13515.06                    12948.03
  1996/11/30      13731.49                    13169.44
  1996/12/31      13616.13                    13046.96
  1997/01/31      13661.24                    13087.41
  1997/02/28      13686.05                    13120.13
  1997/03/31      13530.63                    12974.49
  1997/04/30      13741.70                    13169.11
  1997/05/31      13859.90                    13294.22
  1997/06/30      14016.97                    13452.42
  1997/07/31      14397.86                    13815.63
  1997/08/31      14277.92                    13698.20
  1997/09/30      14478.69                    13900.93
  1997/10/31      14669.01                    14102.50
  1997/11/30      14716.41                    14167.37
  1997/12/31      14880.02                    14310.46
  1998/01/31      15070.31                    14493.63
  1998/02/28      15082.54                    14482.04
  1998/03/31      15146.56                    14531.28
  1998/04/30      15223.90                    14606.84
  1998/05/31      15376.86                    14745.60
  1998/06/30      15483.26                    14870.69
  1998/07/31      15517.96                    14902.25
  1998/08/31      15686.01                    15144.81
  1998/09/30      16063.60                    15499.37
  1998/10/31      15948.28                    15417.60
  1998/11/30      16102.59                    15504.92
  1998/12/31      16183.56                    15551.54
  1999/01/31      16324.58                    15662.62
  1999/02/28      16058.45                    15389.16
  1999/03/31      16169.96                    15474.54
  1999/04/30      16217.37                    15523.59
  1999/05/31      16032.36                    15386.98
  1999/06/30      15953.53                    15337.84
  1999/07/31      15894.79                    15273.43
  1999/08/31      15867.90                    15265.67
  1999/09/30      16079.40                    15442.81
  1999/10/31      16102.28                    15499.79
  1999/11/30      16107.05                    15498.71
  1999/12/31      16065.42                    15423.98
  2000/01/31      16006.56                    15373.52
  2000/02/29      16189.74                    15559.42
  2000/03/31      16378.30                    15764.27
IMATRL PRASUN   SHR__CHT 20000331 20000412 155038 R00000000000093

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 2000, the value of the investment would have grown to $16,378 - a 63.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $15,764 - a 57.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                  2000                        1999                       1998    1997   1996    1995

Dividend returns  3.26%                       5.83%                      6.56%   6.72%  6.33%   7.65%

Capital returns   -1.40%                      -5.73%                      4.39%  2.71%  -1.87%   7.29%

Total returns     1.86%                       0.10%                      10.95%  9.43%  4.46%   14.94%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MARCH 31, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.43(cents)   32.14(cents)   63.18(cents)

Annualized dividend rate      6.50%         6.50%          6.32%

30-day annualized yield       6.85%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.83 over the past one month, $9.86 over the past six months and $10.00 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 6.70%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Bonds didn't have much progress to
report at the close of the six-month
period that ended March 31, 2000,
returning a scant 2.08% according to
the Lehman Brothers Aggregate Bond
Index - a widely accepted measure
of taxable-bond performance.
Anticipation of and reaction to a pair
of interest-rate hikes levied by the
Federal Reserve Board aimed at
fending off inflation kept
performance under wraps for much
of the period. Treasuries struggled the
most early on, as investors sought out
brighter pastures in high-flying equities or higher-yielding spread sector securities - namely corporate bonds, mortgage securities and government agencies - which benefited from a favorable technical environment. Declining interest-rate volatility and a falloff in new-issue supply spelled success for mortgages.
Lighter-than-expected supply lifted
corporates, while a restructuring in
the agency market energized those
issues. However, these factors were
ignored beginning in January when
the U.S. Treasury announced its plans
to buy back long-term debt and curtail
future government debt auctions.
Treasury prices soared on the news -
with their yields spiraling lower -
inducing an inverted yield curve,
which occurs when bonds with
shorter maturities have higher yields
than bonds of longer terms. In
response, spread sectors languished,
as yield spreads widened out in
relation to Treasuries. This reversal of fortune was clearly demonstrated by the Lehman Brothers Treasury Index, which returned 3.02% for the six-month period, compared to the Lehman
Brothers Corporate Bond,
Mortgage-Backed Securities and U.S.
Agency indexes, which returned
1.46%, 1.77% and 1.67%, respectively.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended March 31, 2000, the fund returned 1.86%, topping the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 1.61%. The Lehman Brothers Aggregate Bond Index returned 2.08% during this same time frame. For the 12 months that ended March 31, 2000, the fund posted a return of 1.29%, while the Lipper average and Lehman Brothers index returned 0.99% and 1.87%, respectively.

Q. WHAT WAS THE INVESTMENT CLIMATE LIKE DURING THE PAST SIX MONTHS?

A. Fear of inflation and higher interest rates kept Treasuries off balance during the first half of the period. Our overexposure to the spread sectors - namely corporate bonds, mortgage securities and government agencies - during this time relative to the index served us well, as yield spreads tightened between these securities and Treasuries, boosting their prices. Positive technical factors allowed the spread sectors to outperform, extending a rally that began in the late summer. In January, however, conditions changed abruptly with the Treasury's announcement of its intent to re-purchase high-yielding, longer-term debt and reduce further issuance. Brought on by a growing U.S. budget surplus, this move, coupled with an anticipated increase in short-term rates, sent the price of the long bond higher and its yield lower. An inversion in the two- to 30-year segment of the yield curve resulted, with higher yields at the shorter end of the curve and lower yields at the longer end. This inversion led to wider spreads between long-term Treasuries and comparable duration spread sector issues during the second half of the period. So, even though the Federal Reserve Board continued to tighten monetary policy, interest rates actually fell during the period due to a shrinking Treasury market.

Q. HOW DID THE FUND RESPOND TO THESE CHANGING CONDITIONS?

A. The fund was reasonably well-positioned for these changes, as we knew about the Treasury buyback months in advance. We had ample opportunity to prepare for it, and we made some moves in January that worked out well for the fund. I sold many of our long-dated corporate bonds in January - most notably 30-year bank securities - toward the height of a post-Y2K rally, and moved the proceeds into long-term Treasuries. This strategy paid off, as the prices of these government issues jumped sharply higher in response to the buyback. The move wasn't enough, however, as our underweighting of the sector hurt performance relative to the Treasury-heavy Lehman Brothers index. By taking a defensive stance and reducing the fund's exposure to long-term corporates, we were able to reduce price risk in our non-Treasury holdings, which, as it turns out, helped. In hindsight, though, I wish I had sold more corporates and just bought Treasuries instead of mixing in defensive instruments such as Yankee bonds, which ultimately didn't prove that defensive. Still, we garnered an edge from a competitive standpoint, as many of our peers were punished for maintaining hefty positions in longer-term, lower-quality corporates, which suffered the most.

Q. COULD YOU DISCUSS THE FUND'S STRATEGY IN TERMS OF MORTGAGE
SECURITIES?

A. Sure. During the period, I used the mortgage piece of the fund more tactically than ever. Mortgages became an almost completely discounted market, with securities priced below their face value, or par, and with virtually none refinanceable due to economic factors. Housing turnover created prepayments, which were windfalls for us because we got prepaid at par. Needless to say, we liked this environment as mortgage holders. Having said that, mortgages, which are sensitive to the spread movement in corporates, also cheapened late in the period. So, like corporates, I wish I had moved more out of mortgages and into Treasuries - a tough tradeoff given what we lose in yield. On the plus side, however, I was able to trade mortgages quite freely, allowing us to take advantage of a cheapening in the corporate bond market, without the additional risk.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic about the fund's prospects, given that the spread sectors remain historically cheap. It seems to me that at some point soon the Treasury buyback story will be nothing more than old news and, thus, fully reflected in the market. When that happens, the spotlight should once again shift back to corporates and mortgages, which bodes well for the fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income

FUND NUMBER: 448

TRADING SYMBOL: FSIBX

START DATE: October 1, 1992

SIZE: as of March 31, 2000,
more than $1.6 billion

MANAGER: Kevin Grant, since
1997; manager, several Fidelity
investment-grade taxable bond
funds; joined Fidelity in 1993

KEVIN GRANT REFLECTS ON THE
U.S. BUDGET SURPLUS:

"Current forecasts for 2000 call for
a $160 billion surplus, a figure that's
likely to grow as the year
progresses. I feel the tax
collection numbers that will be
released in mid-April are likely to
exceed current expectations,
driving the budget surplus up even
further. If so, it wouldn't surprise
me to see the government either
step up its buyback program or
continue to cut the number of
auctions for new Treasuries. As a
result, the U.S. Treasury has
already announced that it will buy
back up to $30 billion in Treasuries
this year alone, with an even larger
program slated for 2001. One
industry source projects that the
shrinkage in the size of the
Treasury market will be fairly
significant. Representing about 35%
of the Lehman Brothers Aggregate
Bond Index today, Treasuries are
expected to drop to 25% within two
years. That shrinkage will come
through a combination of Treasury
buybacks plus smaller and fewer
auctions. The net result could be
lower-than-normal interest rates at
this point in the economic cycle.

"We're very cautious about
underweighting Treasuries in this
very unusual and tricky
environment. The government isn't
making it easy for us by focusing its
efforts on buying back the
cheapest Treasury securities,
which means that the longest,
highest-yielding Treasury
securities - the fund's primary
focus - are slowly disappearing."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
MARCH 31, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             61.4                     56.9

Aa                              1.5                      2.0

A                               9.0                      12.3

Baa                             20.3                     24.1

Ba and Below                    0.8                      1.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY

AVERAGE YEARS TO MATURITY AS
OF MARCH 31, 2000

                                     6 MONTHS AGO

Years                          9.0   9.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF MARCH 31, 2000

                                      6 MONTHS AGO

Years                           5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MARCH 31, 2000 *                                        AS OF SEPTEMBER 30, 1999 **

Corporate Bonds                 28.0%                         Corporate Bonds                        36.4%

U.S. Government  and                                          U.S. Government  and
Government  Agency                                            Government  Agency
Obligations                     59.8%                         Obligations                            53.9%

Asset-Backed Securities          2.3%                         Asset-Backed Securities                 3.7%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities               1.2%                         Related Securities                      1.4%

Other Investments                3.4%                         Other Investments                       2.2%

Short-Term Investments and                                    Short-Term Investments and
Net  Other Assets                5.3%                         Net  Other Assets                       2.4%

 * FOREIGN INVESTMENTS           8.8%                         ** FOREIGN INVESTMENTS                  6.2%

Row: 1, Col: 1, Value: 28.0                                   Row: 1, Col: 1, Value: 36.4
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 59.8                                   Row: 1, Col: 3, Value: 53.9
Row: 1, Col: 4, Value: 2.3                                    Row: 1, Col: 4, Value: 3.7
Row: 1, Col: 5, Value: 1.2                                    Row: 1, Col: 5, Value: 1.4
Row: 1, Col: 6, Value: 3.4                                    Row: 1, Col: 6, Value: 2.2
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.3                                    Row: 1, Col: 8, Value: 2.4







INVESTMENTS MARCH 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 28.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 7.9% 3/1/03 (b)      Baa2      $ 1,420                            $ 1,424

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 6% 12/1/05           A2         13,000                             12,044

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       595                                571
9/15/04

TOTAL BASIC INDUSTRIES                                                          12,615

CONSTRUCTION & REAL ESTATE -
3.3%

REAL ESTATE - 0.4%

Cabot Industrial Property LP      Baa2       2,280                              2,185
7.125% 5/1/04

Duke Realty LP 7.3% 6/30/03       Baa1       4,000                              3,927

                                                                                6,112

REAL ESTATE INVESTMENT TRUSTS
- 2.9%

CenterPoint Properties Trust      Baa2       1,100                              1,033
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       7,000                              6,659

6.625% 2/15/05                    Baa1       8,010                              7,528

6.75% 2/15/08                     Baa1       6,270                              5,724

7.25% 2/15/18                     Baa1       8,000                              6,938

Merry Land & Investment Co.,      A3         3,150                              3,003
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       970                                918

Spieker Properties LP:

6.75% 1/15/08                     Baa2       5,750                              5,252

6.8% 5/1/04                       Baa2       5,250                              5,005

6.9% 1/15/04                      Baa2       1,650                              1,587

Spieker Properties, Inc.          Baa2       5,000                              4,632
7.125% 7/1/09

                                                                                48,279

TOTAL CONSTRUCTION & REAL                                                       54,391
ESTATE

ENERGY - 2.8%

OIL & GAS - 2.8%

Anadarko Petroleum Corp. 7.2%     Baa1       8,200                              7,356
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       1,535                              1,438

7.7% 3/15/26                      Baa1       900                                860

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Apache Finance Property Ltd.      Baa1      $ 1,600                            $ 1,466
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         1,400                              1,333

Oryx Energy Co.:

8.125% 10/15/05                   Baa1       4,640                              4,710

8.375% 7/15/04                    Baa1       5,000                              5,063

Petro-Canada 7% 11/15/28          A3         6,285                              5,532

Ras Laffan Liquid Natural Gas     Baa3       7,500                              7,268
Co. Ltd. yankee 8.294%
3/15/14 (b)

Tosco Corp. 8.125% 2/15/30        Baa2       7,200                              7,107

Vastar Resources, Inc. 6.5%       Baa1       3,130                              2,932
4/1/09

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         130                                127

8% 2/15/04                        B1         890                                883

                                                                                46,075

FINANCE - 9.2%

BANKS - 4.0%

ABN-Amro Bank NV, Chicago         A1         5,750                              5,683
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,000                              1,998

Bank of Montreal 6.1% 9/15/05     A1         3,000                              2,812

Bank of Tokyo-Mitsubishi Ltd.     A3         5,700                              5,881
8.4% 4/15/10

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         2,430                              2,423

5.95% 7/15/01                     A1         5,150                              5,104

Capital One Bank 6.375%           Baa2       2,400                              2,314
2/15/03

Capital One Financial Corp.       Baa3       2,900                              2,743
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         1,000                              1,016
8.15% 11/15/02

Fleet/Norstar Financial           A3         370                                378
Group, Inc. 9% 12/1/01

HSBC Finance Nederland BV         A2         250                                249
7.4% 4/15/03 (b)

Kansallis-Osake-Pankki (NY        A2         430                                450
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       2,775                              2,640

7.375% 9/17/04                    Baa2       3,060                              2,907

yankee 6.5% 11/15/02              Baa2       405                                385

MBNA Corp.:

6.34% 6/2/03                      Baa2       800                                767

6.875% 11/15/02                   Baa2       3,600                              3,534

Provident Bank 6.125% 12/15/00    A3         210                                209

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Providian National Bank:

6.25% 5/7/01                      Baa3      $ 5,590                            $ 5,485

6.75% 3/15/02                     Baa3       2,160                              2,102

Sanwa Finance Aruba AEC 8.35%     Baa1       11,300                             11,654
7/15/09

Sumitomo Bank International       Baa1       2,900                              2,980
Finance NV 8.5% 6/15/09

Summit Bancorp 8.625% 12/10/02    BBB+       1,000                              1,021

Union Planters Corp. 6.75%        Baa2       1,200                              1,140
11/1/05

Union Planters National Bank      A3         1,000                              994
6.81% 8/20/01

                                                                                66,869

CREDIT & OTHER FINANCE - 4.8%

Associates Corp. of North
America:

6% 4/15/03                        Aa3        2,400                              2,322

6% 7/15/05                        Aa3        10,000                             9,443

BanPonce Trust I 8.327% 2/1/27    A3         775                                724

Bell Atlantic Financial           A1         2,500                              2,482
Service, Inc. 7.6% 3/15/07

Bellsouth Capital Funding         Aa3        10,215                             10,432
Corp. 7.875% 2/15/30

Chrysler Financial Corp.          A1         5,000                              4,878
5.69% 11/15/01

CIT Group, Inc. 5.5% 2/15/04      A1         980                                915

ERP Operating LP:

6.55% 11/15/01                    A3         1,000                              980

7.1% 6/23/04                      A3         4,000                              3,870

First Security Capital I          A3         4,420                              4,274
8.41% 12/15/26

Ford Motor Credit Co. 6.5%        A1         8,000                              7,870
2/28/02

General Electric Capital          Aaa        7,000                              6,996
Corp. 7.25% 2/1/05

GS Escrow Corp. 7.125% 8/1/05     Ba1        4,555                              4,053

Newcourt Credit Group, Inc.       A1         4,050                              3,968
6.875% 2/16/05

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       2,800                              2,652

5.875% 5/1/04                     Baa1       5,290                              5,012

6.875% 11/15/28                   Baa1       5,870                              5,270

Trizec Finance Ltd. yankee        Baa3       1,385                              1,413
10.875%  10/15/05

TXU Eastern Funding 6.75%         Baa1       1,535                              1,397
5/15/09

                                                                                78,951

INSURANCE - 0.1%

Executive Risk Capital Trust      Baa3       1,750                              1,679
8.675% 2/1/27

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3      $ 1,550                            $ 1,532
6.2% 4/2/01

SECURITIES INDUSTRY - 0.2%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         1,500                              1,431

6.6% 5/15/05                      A3         1,750                              1,642

                                                                                3,073

TOTAL FINANCE                                                                   152,104

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       3,250                              3,190

6.375% 6/15/05                    Baa1       1,830                              1,716

                                                                                4,906

POLLUTION CONTROL - 0.1%

WMX Technologies, Inc. 7.1%       Ba1        1,205                              1,112
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                    6,018
EQUIPMENT

MEDIA & LEISURE - 4.2%

BROADCASTING - 3.1%

British Sky Broadcasting          Baa3       7,750                              7,556
Group PLC 8.2% 7/15/09

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       5,000                              4,430

7.25% 10/15/27                    Baa3       9,725                              8,693

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       2,775                              2,837

9% 9/1/08                         Baa2       1,710                              1,838

Nielsen Media Research, Inc.      Baa2       2,780                              2,694
7.6% 6/15/09

TCI Communications, Inc.:

8.25% 1/15/03                     A2         120                                123

8.75% 8/1/15                      A2         1,330                              1,457

9.8% 2/1/12                       A2         4,700                              5,566

TCI Communications Financing      A3         2,500                              2,911
III 9.65% 3/31/27

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc. 9.125%          Baa3      $ 3,000                            $ 3,334
1/15/13

USA Networks, Inc./USANi LLC      Baa3       10,000                             9,523
6.75% 11/15/05

                                                                                50,962

PUBLISHING - 1.1%

News America Holdings, Inc.       Baa3       6,000                              5,850
8% 10/17/16

News America, Inc. 7.125%         Baa3       1,500                              1,275
4/8/28

Time Warner Entertainment Co.
LP:

8.375% 3/15/23                    Baa2       9,690                              10,090

8.875% 10/1/12                    Baa2       750                                800

10.15% 5/1/12                     Baa2       500                                581

                                                                                18,596

TOTAL MEDIA & LEISURE                                                           69,558

NONDURABLES - 0.7%

BEVERAGES - 0.4%

Seagram JE & Sons, Inc.           Baa3       8,160                              7,692
6.625% 12/15/05

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       2,040                              1,953

TOBACCO - 0.2%

RJ Reynolds Tobacco Holdings,     Baa2       3,100                              2,823
Inc. 7.375% 5/15/03

TOTAL NONDURABLES                                                               12,468

RETAIL & WHOLESALE - 0.9%

DRUG STORES - 0.5%

Rite Aid Corp.:

6% 12/15/00 (b)                   B1         3,835                              2,761

6.5% 12/15/05 (b)                 B1         8,060                              4,352

7.125% 1/15/07                    B1         1,850                              962

                                                                                8,075

GENERAL MERCHANDISE STORES -
0.2%

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       2,000                              1,914

8.5% 6/15/03                      Baa1       2,275                              2,331

                                                                                4,245

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.2%

Kroger Co. 6% 7/1/00              Baa3      $ 2,610                            $ 2,599

TOTAL RETAIL & WHOLESALE                                                        14,919

TECHNOLOGY - 1.1%

COMPUTERS & OFFICE EQUIPMENT
- 1.1%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       4,200                              4,053

6.375% 11/30/01                   Baa1       6,000                              5,876

6.45% 11/13/00                    Baa1       7,000                              6,969

7.25% 9/1/02                      Baa1       1,000                              989

                                                                                17,887

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.4%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       995                                967

7.73% 9/15/12                     Baa1       405                                392

Delta Air Lines, Inc.             Baa1       2,202                              2,123
equipment trust certificate
8.54% 1/2/07

United Air Lines, Inc.:

9% 12/15/03                       Baa3       2,000                              2,033

10.25% 7/15/21                    Baa3       1,000                              1,126

                                                                                6,641

RAILROADS - 0.8%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       10,000                             9,522

6.875% 12/1/27                    Baa2       2,000                              1,765

Norfolk Southern Corp. 7.05%      Baa1       2,510                              2,452
5/1/37

                                                                                13,739

TOTAL TRANSPORTATION                                                            20,380

UTILITIES - 3.4%

CELLULAR - 0.7%

Cable & Wireless                  Baa1       10,240                             10,097
Communications PLC  6.375%
3/6/03

Vodafone AirTouch PLC 7.75%       A2         1,400                              1,427
2/15/10 (b)

                                                                                11,524

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.1%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2      $ 3,200                            $ 2,942

7.05% 12/11/07 (b)                Baa2       6,000                              5,817

DR Investments UK PLC yankee      A2         2,000                              1,977
7.1% 5/15/02 (b)

Hydro-Quebec yankee 8% 2/1/13     A2         250                                263

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (b)                A3         4,445                              4,025

yankee 7.25% 12/15/06 (b)         A3         1,000                              968

Texas Utilities Co. 6.375%        Baa3       3,730                              3,361
1/1/08

                                                                                19,353

GAS - 0.2%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       2,350                              2,220

7% 7/15/29                        Baa3       1,800                              1,570

                                                                                3,790

TELEPHONE SERVICES - 1.4%

Cable & Wireless Optus Ltd.       Baa1       4,000                              4,084
8.125% 6/15/09 (b)

GTE Corp. 7.83% 5/1/23            Baa1       1,000                              960

Telecomunicaciones de Puerto      Baa2       3,075                              2,880
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       7,900                              7,592

7.7% 7/20/29                      Baa1       7,556                              7,265

                                                                                22,781

TOTAL UTILITIES                                                                 57,448

TOTAL NONCONVERTIBLE BONDS                                                      465,287
(Cost $488,394)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 24.9%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.2%

Fannie Mae 6.5% 4/29/09           Aaa        22,000                             20,453

Financing Corp. - coupon          Aaa        5,606                              4,214
STRIPS 0% 3/26/04

Freddie Mac:

5.75% 3/15/09                     Aaa        10,000                             9,055

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Freddie Mac: - continued

6.25% 7/15/04                     Aaa       $ 14,600                           $ 14,151

6.875% 1/15/05                    Aaa        5,000                              4,953

TOTAL U.S. GOVERNMENT AGENCY                                                    52,826
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
21.7%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        4,500                              4,586

8% 11/15/21                       Aaa        28,250                             34,394

8.75% 5/15/17                     Aaa        11,220                             14,177

8.875% 8/15/17                    Aaa        34,510                             44,151

9.875% 11/15/15                   Aaa        15,900                             21,609

14% 11/15/11                      Aaa        1,170                              1,635

U.S. Treasury Notes:

5.625% 9/30/01                    Aaa        50,000                             49,375

5.875% 11/15/04                   Aaa        50,900                             49,977

6.5% 5/31/02                      Aaa        54,715                             54,706

6.5% 2/15/10                      Aaa        9,470                              9,801

7% 7/15/06                        Aaa        63,355                             65,474

U.S. Treasury Notes - coupon      Aaa        21,500                             10,431
STRIPS 0% 11/15/11

TOTAL U.S. TREASURY                                                             360,316
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       413,142
GOVERNMENT AGENCY OBLIGATIONS
(Cost $412,598)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 34.9%



FANNIE MAE - 32.0%

5.5% 1/1/09 to 4/1/11             Aaa        11,258                             10,506

6% 4/1/13 to 2/1/29               Aaa        40,921                             37,470

6.5% 12/1/25 to 4/1/30            Aaa        271,998                            255,471

7% 3/1/23 to 9/1/29               Aaa        38,893                             37,485

7.5% 7/1/25 to 1/1/30             Aaa        98,718                             97,118

8% 8/1/24 to 4/1/30               Aaa        49,902                             50,054

8% 4/1/30 (c)                     Aaa        41,809                             41,927

9.5% 4/1/17 to 12/1/18            Aaa        575                                607

TOTAL FANNIE MAE                                                                530,638

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FREDDIE MAC - 0.2%

8.5% 5/1/25 to 8/1/27             Aaa       $ 3,352                            $ 3,417

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.7%

6% 10/15/08 to 5/15/09            Aaa        2,508                              2,401

6.5% 2/15/28 to 4/15/29           Aaa        34,540                             32,595

7% 10/15/27                       Aaa        249                                242

7.5% 12/15/05 to 10/15/27         Aaa        10,566                             10,527

TOTAL GOVERNMENT NATIONAL                                                       45,765
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    579,820
- MORTGAGE SECURITIES
(Cost $598,428)

ASSET-BACKED SECURITIES - 2.3%



American Express Credit           A1         2,600                              2,488
Account Master Trust 6.1%
12/15/06

Capita Equipment Receivables      Baa2       1,760                              1,703
Trust 6.48% 10/15/06

Contimortgage Home Equity         Aaa        767                                764
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         4,000                              3,864
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       1,790                              1,760

6.4% 12/15/02                     Baa2       1,020                              1,006

JCPenney Master Credit Card       Aaa        13,400                             12,680
Trust 5.5% 6/15/07

Key Auto Finance Trust:

6.3% 10/15/03                     A2         728                                723

6.65% 10/15/03                    Baa3       214                                213

Premier Auto Trust 5.59%          Aaa        10,000                             9,663
2/9/04

Sears Credit Account Master       Aaa        3,100                              3,071
Trust II  7% 7/15/08

TOTAL ASSET-BACKED SECURITIES                                                   37,935
(Cost $39,236)

COMMERCIAL MORTGAGE
SECURITIES - 1.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2      $ 2,200                            $ 2,045
1/17/35

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         3,800                              3,790
(b)(d)

Class E, 6.7625% 1/10/13          Baa2       5,260                              5,217
(b)(d)

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (b)       Aa2        1,000                              974

Class C-1, 7.52% 5/15/06 (b)      A2         1,000                              973

GS Mortgage Securities Corp.      Baa3       2,000                              1,737
II Series 1998-GLII Class E,
6.9698% 4/13/31 (b)(d)

Thirteen Affiliates of            Aaa        3,000                              2,806
General Growth Properties,
Inc. sequential pay Series 1
Class A2,  6.602% 12/15/10
(b)

Wells Fargo Capital Markets       Aaa        1,943                              1,894
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                       19,436
SECURITIES
(Cost $20,144)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 2.9%



Korean Republic yankee:

8.75% 4/15/03                     Baa2       1,310                              1,335

8.875% 4/15/08                    Baa2       2,672                              2,817

New Brunswick Province yankee     A1         500                                517
7.625% 2/15/13

Ontario Province 7%, 8/4/05       Aa3        2,000                              1,987

Quebec Province:

yankee:

7.125% 2/9/24                     A2         480                                456

7.5% 7/15/23                      A2         15,480                             15,561

7% 1/30/07                        A2         4,000                              3,899

7.5% 9/15/29                      A2         18,000                             18,086

Saskatchewan Province yankee      A2         300                                336
8.5%  7/15/22

United Mexican States 9.875%      Baa3       3,800                              4,000
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                    48,994
GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,279)

SUPRANATIONAL OBLIGATIONS -
0.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Inter-American Development        Aaa       $ 8,000                            $ 7,755
Bank yankee  6.29% 7/16/27
(Cost $7,948)


CASH EQUIVALENTS - 7.2%

                                            MATURITY AMOUNT (000S)

Investments in repurchase                   $ 119,475                            119,413
agreements (U.S. Government
Obligations), in a joint
trading account at 6.24%,
dated 3/31/00 due 4/3/00
(Cost $119,413)

TOTAL INVESTMENT PORTFOLIO -                                                     1,691,782
101.9%
(Cost $1,736,440)

NET OTHER ASSETS - (1.9)%                                                         (31,929)

NET ASSETS - 100%                                                              $ 1,659,853


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,685,000 or 3.3% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        71.8%      AAA, AA, A    68.1%

Baa               20.2%      BBB           18.8%

Ba                0.3%       BB            1.4%

B                 0.5%       B             0.5%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

INCOME TAX INFORMATION

At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,737,030,000. Net unrealized depreciation aggregated $45,248,000, of which $7,971,000 related to appreciated investment securities and $53,219,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                           MARCH 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 1,691,782
value (including repurchase
agreements of $119,413)
(cost $1,736,440) -  See
accompanying schedule

Receivable for investments                 5,966
sold

Receivable for fund shares                 41,311
sold

Interest receivable                        18,859

 TOTAL ASSETS                              1,757,918

LIABILITIES

Payable for investments         $ 43,214
purchased Regular delivery

 Delayed delivery                41,986

Payable for fund shares          1,305
redeemed

Distributions payable            905

Accrued management fee           656

Other payables and accrued       2
expenses

Collateral on securities         9,997
loaned, at value

 TOTAL LIABILITIES                         98,065

NET ASSETS                                $ 1,659,853

Net Assets consist of:

Paid in capital                           $ 1,735,201

Undistributed net investment               175
income

Accumulated undistributed net              (30,865)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (44,658)
(depreciation) on investments

NET ASSETS, for 168,116                   $ 1,659,853
shares outstanding

NET ASSET VALUE, offering                  $9.87
price and redemption price
per share ($1,659,853
(divided by) 168,116 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                    SIX
                    MONTHS ENDED MARCH 31, 2000
                                    (UNAUDITED)

INVESTMENT INCOME                      $ 54,779
Interest

Security lending                        109

 Total income                           54,888

EXPENSES

Management fee                $ 4,718

Non-interested trustees'       2
compensation

 Total expenses before         4,720
reductions

 Expense reductions            (798)    3,922

NET INVESTMENT INCOME                   50,966

REALIZED AND UNREALIZED GAIN            (19,277)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                (1,081)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                         (20,358)

NET INCREASE (DECREASE) IN             $ 30,608
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 50,966                    $ 84,523
income

 Net realized gain (loss)         (19,277)                    (1,742)

 Change in net unrealized         (1,081)                     (79,841)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       30,608                      2,940
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (51,265)                    (84,467)
From net investment income

 From net realized gain           -                           (2,620)

 In excess of net realized        -                           (6,924)
gain

 TOTAL DISTRIBUTIONS              (51,265)                    (94,011)

Share transactions Net            394,726                     1,197,543
proceeds from sales of shares

 Reinvestment of distributions    45,547                      81,973

 Cost of shares redeemed          (397,317)                   (771,182)

 NET INCREASE (DECREASE) IN       42,956                      508,334
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       22,299                      417,263
IN NET ASSETS

NET ASSETS

 Beginning of period              1,637,554                   1,220,291

 End of period (including        $ 1,659,853                 $ 1,637,554
undistributed net investment
income of $175 and $474,
respectively)

OTHER INFORMATION
Shares

 Sold                             40,054                      116,572

 Issued in reinvestment of        4,619                       7,968
distributions

 Redeemed                         (40,219)                    (74,907)

 Net increase (decrease)          4,454                       49,633


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MARCH 31, 2000  YEARS ENDED SEPTEMBER 30,

                               (UNAUDITED)                      1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 10.010                         $ 10.700            $ 10.250  $ 9.980   $ 10.170  $ 9.510
of period

Income from Investment          .320 D                           .620 D              .634 D    .640 D    .655      .693
Operations Net investment
income

Net realized and unrealized     (.139)                           (.610)              .453      .273      (.211)    .673
gain (loss)

Total from  investment          .181                             .010                1.087     .913      .444      1.366
operations

Less Distributions

From net investment income      (.321)                           (.620)              (.637)    (.643)    (.634)    (.686)

From net realized gain          -                                (.022)              -         -         -         -

In excess of net  realized      -                                (.058)              -         -         -         (.020)
gain

Total distributions             (.321)                           (.700)              (.637)    (.643)    (.634)    (.706)

Net asset value,  end of       $ 9.870                          $ 10.010            $ 10.700  $ 10.250  $ 9.980   $ 10.170
period

TOTAL RETURN B, C               1.86%                            0.10%               10.95%    9.43%     4.46%     14.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 1,660                          $ 1,638             $ 1,220   $ 551     $ 344     $ 148
(in millions)

Ratio of expenses  to average   .50% A, E                        .47% E              .38% E    .48% E    .65%      .65%
 net assets

Ratio of net investment         6.48% A                          6.04%               6.11%     6.36%     6.35%     6.92%
income to average net assets

Portfolio turnover rate         126% A                           148%                222%      194%      169%      147%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures, market discount and losses deferred due to wash sales, futures and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $962,318,000 and $968,562,000, respectively,

3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED

of which U.S. government and government agency obligations aggregated $786,911,000 and $665,954,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $9,801,000. The fund received cash collateral of $9,997,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $787,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $11,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments
 Money Management, Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SIG-SANN-0500  100867
1.702310.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDLEITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com